                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                  File 33-41034


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /

     Pre-Effective Amendment No.
                                 ---------
     Post-Effective Amendment No.    11                             / X /
                                 ---------

                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /

     Amendment No.    11
                   -------


                DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

  1818 Market Street, Philadelphia, Pennsylvania               19103
  ----------------------------------------------             ----------
     (Address of Principal Executive Offices)                (Zip Code)

Registrant's Telephone Number, including Area Code:         (215) 751-2923
                                                            --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          January 31, 1996
                                                              ----------------

It is proposed that this filing will become effective:

                        immediately upon filing pursuant to paragraph (b)
             --------
                 X      on January 31, 1996 pursuant to paragraph (b)
             --------
                        60 days after filing pursuant to paragraph (a)(1)
             --------
                        on (date) pursuant to paragraph (a)(1)
             --------
                        75 days after filing pursuant to paragraph (a)(2)
             --------
                        on (date) pursuant to paragraph (a)(2) of Rule 485.
             --------
       Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's 24f-2 Notice for its most recent fiscal year was filed on January 26, 1996.

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.




                             --- C O N T E N T S ---



     This Post-Effective Amendment No. 11 to Registration File No. 33-41034 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheet

          4.     Part A - Prospectuses

          5.     Part B - Statement of Additional Information

          6.     Part C - Other Information

          7.     Signatures

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.




                             CROSS-REFERENCE SHEET*

                                     PART A

                                                                                                     Location in
Item No.            Description                                                                      Prospectuses
--------            -----------                                                                      -------------
                                                                                            A Classes/           Institutional
                                                                                            B Classes/              Classes
                                                                                            C Classes

     1              Cover Page.....................................................           Cover                 Cover

     2              Synopsis.......................................................         Synopsis,             Synopsis,
                                                                                           Summary of            Summary of
                                                                                            Expenses              Expenses

     3              Condensed Financial Information................................         Financial             Financial
                                                                                           Highlights            Highlights

     4              General Description of Registrant .............................        Investment            Investment
                                                                                         Objectives and        Objectives and
                                                                                        Policies, Shares      Policies, Shares

     5              Management of the Fund ........................................       Management of         Management of
                                                                                            the Fund              the Fund

     6              Capital Stock and Other Securities ............................         Delaware            Dividends and
                                                                                           Difference,         Distributions,
                                                                                          Dividends and            Taxes,
                                                                                         Distributions,            Shares
                                                                                          Taxes, Shares

     7              Purchase of Securities Being Offered...........................          Cover,                Cover,
                                                                                         Buying Shares,        Buying Shares,
                                                                                         Calculation of        Calculation of
                                                                                         Offering Price           Net Asset
                                                                                          and Net Asset       Value Per Share,
                                                                                        Value Per Share,        Management of
                                                                                          Management of           the Fund
                                                                                            the Fund

     8              Redemption or Repurchase.......................................      Buying Shares,        Buying Shares,
                                                                                         Redemption and        Redemption and
                                                                                            Exchange              Exchange

     9              Pending Legal Proceedings......................................           None                  None







* This filing relates to the International Equity Fund A Class, the International Equity Fund B Class, the International Equity Fund C Class and the International Equity Fund Institutional Class of the International Equity Series; the Global Bond Fund A Class, the Global Bond Fund B Class, the Global Bond Fund C Class and the Global Bond Fund Institutional Class of the Global Bond Series; and the Global Assets Fund A Class, the Global Assets Fund B Class, the Global Assets Fund C Class and the Global Assets Fund Institutional Class of the Global Assets Series. The Class A Shares, the Class B Shares and the Class C Shares of each Series are combined in one prospectus, and the Institutional Class of each Series is combined in one prospectus. The three Series (and twelve classes) have a common Part B and Part C.

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.



                              CROSS-REFERENCE SHEET

                                     PART B

                                                                                                      Location in Statement
Item No.            Description                                                                     of Additional Information
--------            -----------                                                                     -------------------------
    10              Cover Page.....................................................                           Cover

    11              Table of Contents..............................................                     Table of Contents

    12              General Information and History................................                    General Information

    13              Investment Objectives and Policies.............................                  Investment Policies and
                                                                                                      Portfolio Techniques

    14              Management of the Registrant...................................                  Officers and Directors

    15              Control Persons and Principal Holders of Securities ...........                  Officers and Directors

    16              Investment Advisory and Other Services.........................                Plans Under Rule 12b-1 for
                                                                                                     the Fund Classes (under
                                                                                                 Purchasing Shares), Investment
                                                                                                  Management Agreement and Sub-
                                                                                                Advisory Agreement, Officers and
                                                                                                Directors, General Information,
                                                                                                      Financial Statements

    17              Brokerage Allocation...........................................              Trading Practices and Brokerage

    18              Capital Stock and Other Securities.............................                    Capitalization and
                                                                                                      Noncumulative Voting
                                                                                                   (under General Information)

    19              Purchase, Redemption and Pricing of Securities
                     Being Offered.................................................                    Purchasing Shares,
                                                                                                   Determining Offering Price
                                                                                                      and Net Asset Value,
                                                                                                   Redemption and Repurchase,
                                                                                                       Exchange Privilege

    20              Tax Status.....................................................                 Accounting and Tax Issues

    21              Underwriters ..................................................                     Purchasing Shares

    22              Calculation of Performance Data................................                  Performance Information

    23              Financial Statements...........................................                   Financial Statements


                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.





                              CROSS-REFERENCE SHEET

                                     Part C


                                                                                                   Location in
                                                                                                      PART C
                                                                                                   -----------


    24         Financial Statements and Exhibits......................................                Item 24

    25         Persons Controlled by or under Common
               Control with Registrant................................................                Item 25

    26         Number of Holders of Securities........................................                Item 26

    27         Indemnification........................................................                Item 27

    28         Business and Other Connections of Investment Adviser...................                Item 28

    29         Principal Underwriters.................................................                Item 29

    30         Location of Accounts and Records.......................................                Item 30

    31         Management Services....................................................                Item 31

    32         Undertakings...........................................................                Item 32



---------------------------------------------------------
INTERNATIONAL EQUITY FUND
GLOBAL BOND FUND
GLOBAL ASSETS FUND
---------------------------------------------------------

A CLASS

---------------------------------------------------------

B CLASS

---------------------------------------------------------

C CLASS

---------------------------------------------------------








P R O S P E C T U S

---------------------------------------------------------



JANUARY 31, 1996



        The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.



INVESTMENT MANAGER
Delaware International Advisers Ltd.
Veritas House
125 Finsbury Pavement
London, England  EC2A 1NQ
SUB-ADVISER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103
NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103
SHAREHOLDER SERVICING, DIVIDEND
DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103
LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
One Commerce Square
Philadelphia, PA  19103
INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103
CUSTODIAN
Morgan Guaranty Trust Company of New York
60 Wall Street
New York, NY  10260

                                                       DELAWARE
                                                       GROUP
                                                       ---------

INTERNATIONAL EQUITY FUND                                            PROSPECTUS
GLOBAL BOND FUND                                               JANUARY 31, 1996
GLOBAL ASSETS FUND


A CLASS SHARES
B CLASS SHARES
C CLASS SHARES

         -------------------------------------------------------------



                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500


         Delaware Group Global & International Funds, Inc. (the "Company") is a professionally-managed mutual fund of the series type. This Prospectus describes shares of the International Equity Series, the Global Bond Series and the Global Assets Series (individually a "Fund" and collectively, the "Funds"). The International Equity Series' objective is to achieve long-term growth without undue risk to principal. This Fund seeks to achieve its objective by investing primarily in securities that provide the potential for capital appreciation and income. The Global Bond Series' objective is to achieve current income consistent with the preservation of principal. This Fund seeks to achieve its objective by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The Global Assets Series' objective is to achieve long-term total return. This Fund seeks to achieve its objective by investing in securities which, in Delaware International Advisers Ltd.'s ("Delaware International" or the "Manager") opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. This Fund will invest in both equity and fixed income securities. See Investment Objectives and Policies.


         The International Equity Series offers the International Equity Fund A Class ("Class A Shares"), the International Equity Fund B Class ("Class B Shares") and the International Equity Fund C Class ("Class C Shares"); the Global Bond Series offers the Global Bond Fund A Class ("Class A Shares"), the Global Bond Fund B Class ("Class B Shares") and the Global Bond Fund C Class ("Class C Shares"); and the Global Assets Series offers the Global Assets Fund A Class ("Class A Shares"), the Global Assets Fund B Class ("Class B Shares") and the Global Assets Fund C Class ("Class C Shares"), (collectively, the "Fund Classes").

         Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class B Shares and Class C Shares may be purchased at a price equal to the next determined net asset value per share. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to

 .30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of 1% which are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Buying Shares. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of 1%, which are assessed against Class C Shares for the life of the investment. See Summary of Expenses. These alternatives permit an investor to choose the method of purchasing shares that is most suitable for his or her needs. In choosing the most suitable class, an investor should consider the differences among the three Classes, including the effects of sales charges and 12b-1 Plan expenses, given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. See Buying Shares.


         This Prospectus relates only to the Fund Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. Part B of the Company's registration statement, dated January 31, 1996, as it may be amended from time to time, contains additional information about the Company's three Funds and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Funds' financial statements appear in their Annual Report, which will accompany any response to requests for Part B.


         The International Equity Series also offers the International Equity Fund Institutional Class; the Global Bond Series also offers the Global Bond Fund Institutional Class; and the Global Assets Series also offers the Global Assets Fund Institutional Class. Those classes are available for purchase only by certain investors. A prospectus for those classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.

TABLE OF CONTENTS


Cover Page                                  Retirement Planning
Synopsis                                    Buying Shares
Summary of Expenses                         Redemption and Exchange
Financial Highlights                        Dividends and Distributions
Investment Objectives and Policies          Taxes
         Investment Strategy                Calculation of Offering Price and
         Special Risk Considerations               Net Asset Value Per Share
The Delaware Difference                     Management of the Company
         Plans and Services                 Appendix A--Investment Illustrations
                                            Appendix B--Ratings




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE COMPANY ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE COMPANY ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Capitalization


         The Company offers the International Equity Series, consisting of the International Equity Fund A Class, the International Equity Fund B Class, the International Equity Fund C Class, and the International Equity Fund Institutional Class; the Global Bond Series, consisting of the Global Bond Fund A Class, the Global Bond Fund B Class, the Global Bond Fund C Class and the Global Bond Fund Institutional Class; and the Global Assets Series, consisting of the Global Assets Fund A Class, the Global Assets Fund B Class, the Global Assets Fund C Class and the Global Assets Fund Institutional Class. The Company has a present authorized capitalization of five hundred million shares of capital stock with a $.01 par value per share. Fifty million shares have been allocated to each of the A Class and the Institutional Class of shares of each Fund, and twenty-five million shares have been allocated to each of the B Class and C Class of shares of each Fund. See Shares under Management of the Company.


Investment Manager, Distributor and Service Agent


         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") is the investment manager for each Fund and, in that capacity, provides advice to each Fund with respect to its investments. Delaware Management Company, Inc. ("DMC" or the "Sub-Adviser") is the investment sub-adviser for the Global Assets Series and, in that capacity, provides advice with respect to that Fund's investment in U.S. securities. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Company and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing and transfer agent for the Company and for all of the other mutual funds in the Delaware Group. See Management of the Company.


Sales Charges


         The price of the Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which, based on the net asset values of the Class A Shares as of the end of the Company's most recent fiscal year, is equivalent to 5.01% with respect to the International Equity Fund A Class, 4.96% with respect to the Global Assets Fund A Class and 4.99% with respect to the Global Bond Fund A Class, of the amount invested. The front-end sales charges are reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated. Class A Shares are subject to annual 12b-1 Plan expenses.


         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Buying Shares.

         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.


         See Buying Shares and Distribution (12b-1) and Service under Management of the Company.


Purchase Amounts

         Generally, the minimum initial investment is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent investments in any Class generally must be at least $100. Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares, which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See Buying Shares.


Investment Objectives


         The investment objective of the International Equity Series is to achieve long-term growth without undue risk to principal. This Fund seeks to achieve its objective by investing primarily in equity securities that provide the potential for capital appreciation and income. The Fund is an international fund. As such, at least 65% of the Fund's assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. For further details, see Investment Objectives and Policies.

         The investment objective of the Global Bond Series is to achieve current income consistent with preservation of principal. This Fund seeks to achieve its objective by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The Fund is a global fund. As such, at least 65% of the Fund's assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. For further details, see Investment Objectives and Policies.

         The investment objective of the Global Assets Series is to achieve long-term total return. This Fund seeks to achieve its objective by investing in securities which, in the Manager's or Sub-Adviser's opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. The Fund will invest in both equity and fixed income securities. The Fund is a global fund. As such, at least 65% of the Fund's assets will be invested in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. It is anticipated that a portion of the Fund's assets may be invested in warrants. For further details, see Investment Objectives and Policies.


Open-End Investment Company


         The Company, which was organized as a Maryland corporation in 1991, is an open-end, registered management investment company. The International Equity Series operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). The Global Bond Series and the Global Assets Series operate as nondiversified funds as defined under the 1940 Act. See Shares under Management of the Company.


Investment Management Fees


         Delaware International furnishes investment management services to each Fund, subject to the supervision and direction of the Company's Board of Directors. Under the Investment Management Agreement between each Fund and Delaware International, the annual compensation paid to Delaware International is equal to .75% of a Fund's average daily net assets, less a proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. The fees paid to Delaware International are higher than the investment advisory fees paid by most investment companies. Delaware International believes that its fees are in line with the fees paid by other similar funds. Delaware International has entered into a sub-advisory agreement with DMC with respect to the management of the Global Assets Series' investments in high yield, high risk U.S. securities. DMC will receive from Delaware International 25% of the investment management fees under Delaware International's Investment Management Agreement with the Company on behalf of the Global Assets Series. See Management of the Company.


Redemption and Exchange

         Class A Shares of a Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Company nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if such purchases triggered the payment of a dealer's commission. See Front-End Sales Charge Alternative - Class A Shares under Buying Shares and Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value under Redemption and Exchange. Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Company nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B Shares or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.


Risk Factors

         Prospective investors should consider a number of factors:

         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risk and opportunity not typically associated with investing in United States companies. See Special Risk Considerations.


         2. Each Fund may invest in repurchase agreements (which involve risks of loss if a seller defaults on its obligation under the agreement). See Repurchase Agreements under Investment Strategy.

         3. Each Fund may lend portfolio securities to creditworthy institutions; the principal risk to the Fund is the risk that the borrower fails to return the borrowed security. The Fund will require borrowers to deliver collateral to the Fund before lending securities. See Portfolio Loan Transactions under Investment Strategy.

         4. Each Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility and, in connection with futures transactions, will maintain certain collateral in special accounts established by futures commission merchants in the care of the Morgan Guaranty Trust Company of New York (the "Custodian Bank"). While the Funds do not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments by the Funds, and an investor should carefully review the descriptions of such in this Prospectus. The Company is not registered as a commodity pool operator nor is the Manager registered as a commodities trading adviser, in reliance upon various exemptive rules. Certain options and futures may be considered to be derivative securities. See Options and Futures Contracts and Options on Futures Contracts under Investment Strategy and Special Risk Considerations.

         5. The Global Bond Series may invest in interest rate swaps for hedging purposes which could subject the Fund to increased risks. Interest rate swaps may be considered to be derivative securities. See Interest Rate Swaps under Investment Strategy and Special Risk Considerations.

         6. The Global Assets Series may invest up to 15% of its assets in high yield, high risk U.S. securities ("junk bonds"). Greater risks may be involved with an investment in this Fund. See High Yield, High Risk Securities under Investment Strategy.

         7. Each Fund may invest in the markets of certain emerging countries which may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European markets. See Special Risk Considerations.

         8. While the Global Bond Series and the Global Assets Series each intend to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"), neither Fund will be diversified under the 1940 Act. Thus, while at least 50% of a Fund's total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of a Fund's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of a Fund's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

SUMMARY OF EXPENSES


         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares of each Fund follows:


                                                                          International Equity Fund
                                                                   Class A          Class B           Class C
       Shareholder Transaction Expenses                            Shares           Shares            Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).............................    4.75%            None              None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price)...................    None             None              None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)........................    None*            4.00%*            1.00%*

Redemption Fees.................................................    None**           None**            None**


               Annual Operating Expenses                                    International Equity Fund
              (as a percentage of average                           Class A          Class B           Class C
                  daily net assets)                                 Shares           Shares            Shares

Management Fees (after voluntary waivers).......................    0.53%++          0.53%++           0.53%++

12b-1 Expenses (including service fees).........................    0.30%+           1.00%+            1.00%+

Other Operating Expenses........................................    1.02%++          1.02%++           1.02%***/++
                                                                    -----            -----             -----

Total Operating Expenses (after voluntary waivers)..............    1.85%++          2.55%++           2.55%++
                                                                    =====            =====             =====



                                                                              Global Bond Fund
                                                                   Class A          Class B           Class C
       Shareholder Transaction Expenses                            Shares           Shares            Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).............................    4.75%            None              None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price)...................    None             None              None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)........................    None*            4.00%*            1.00%*

Redemption Fees.................................................    None**           None**            None**


             Annual Operating Expenses                                          Global Bond Fund
            (as a percentage of average                            Class A          Class B           Class C
                  daily net assets)                                Shares           Shares            Shares

Management Fees (after voluntary waivers).......................    0.00%++          0.00%++           0.00%++

12b-1 Expenses (including service fees).........................    0.30%+           1.00%+            1.00%+

Other Operating Expenses (after reimbursements).................    0.95%++          0.95%++           0.95%***/++
                                                                    -----            -----             -----

Total Operating Expenses
(after voluntary waivers and reimbursements)....................    1.25%++          1.95%++           1.95%++
                                                                    =====            =====             =====


                                                                            Global Assets Fund
                                                                   Class A          Class B           Class C
       Shareholder Transaction Expenses                            Shares           Shares            Shares

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).............................    4.75%            None              None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price)...................    None             None              None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)........................    None*            4.00%*            1.00%*

Redemption Fees.................................................    None**           None**            None**


            Annual Operating Expenses                                       Global Assets Fund
            (as a percentage of average                             Class A          Class B           Class C
                  daily net assets)                                 Shares           Shares            Shares

Management Fees (after voluntary waivers).......................    0.00%++          0.00%++           0.00%++

12b-1 Expenses (including service fees).........................    0.30%+           1.00%+            1.00%+

Other Operating Expenses (after reimbursements).................    0.95%++          0.95%++           0.95%***/++
                                                                    -----            -----             -----

Total Operating Expenses
(after voluntary waivers and reimbursements)....................    1.25%++          1.95%++           1.95%++
                                                                    =====            =====             =====

         The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in Class A Shares, Class B Shares or Class C Shares of a Fund will bear directly or indirectly.

         *With respect to Class A Shares, purchases of $1 million or more may be made at net asset value; however, if in connection with any such purchase certain dealer commissions are paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value under Redemption and Exchange and Deferred Sales Charge Alternative - Class B Shares and Level Sales Charge Alternative - Class C Shares under Buying Shares.


         **CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


         ***All annual operating expense information (other than 12b-1 expenses), including information concerning voluntary waivers for Class C Shares of each Fund are estimates derived from the expenses for Class A Shares of that Fund as of November 30, 1995.

         +Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Company.

         ++Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Series, the Global Bond Series and the Global Assets Series and to reimburse a respective Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and reimbursements) of the Class A Shares of those Funds do not exceed 1.85%, 1.25% and 1.25%, respectively, and of the Class B Shares of those Funds do not exceed 2.55%, 1.95% and 1.95%, respectively (in all three cases, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 fees) through May 31, 1996. Total Operating Expenses for the International Equity Series' fiscal year ended November 30, 1995 were 2.07% for Class A Shares and 2.77% for Class B Shares, reflecting Management Fees of 0.74%. Total Operating Expenses for the International Equity Series will be lowered to the amount noted in the previous sentence as a result of the voluntary waiver. Absent the voluntary fee waiver and reimbursements for the Global Bond Series and the Global Assets Series, the Total Operating Expenses, as a percentage of average daily net assets would have been, annualized, 12.34%, 13.04%, 7.55% and 8.25% for the period December 27, 1994 (date of initial public offering) through November 30, 1995 for the Global Bond Fund A Class, the Global Bond Fund B Class, the Global Assets Fund A Class and the Global Assets Fund B Class, respectively, reflecting Management Fees of 0.40% for the Global Bond Series and 0.56% for the Global Assets Series. The information in the above tables have been adjusted to reflect the waivers.


         Also, see International Equity Fund Institutional Class, Global Bond Fund Institutional Class and Global Assets Fund Institutional Class under Buying Shares for expense information about those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period and (3) with respect to Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.


International
Equity Fund       1 year           3 years          5 years         10 years
A Class           ------           -------          -------         --------
                  $65(1)           $103             $143            $254

Global Bond       1 year           3 years          5 years         10 years
Fund A Class      ------           -------          -------         --------
                  $60(1)           $85              $113            $191

Global Assets     1 year           3 years          5 years         10 years
Fund A Class      ------           -------          -------         --------
                  $60(1)           $85              $113            $191


International
Equity Fund       1 year           3 years          5 years         10 years
B Class           ------           -------          -------         --------
                  $66              $109             $156            $271(2)

Global Bond       1 year           3 years          5 years         10 years
Fund B Class      ------           -------          -------         --------
                  $60              $91              $125            $209(2)

Global Assets     1 year           3 years          5 years         10 years
Fund B Class      ------           -------          -------         --------
                  $60              $91              $125            $209(2)


International
Equity Fund       1 year           3 years          5 years         10 years
C Class           ------           -------          -------         --------
                  $36              $79              $136            $289

Global Bond       1 year           3 years          5 years         10 years
Fund C Class      ------           -------          -------         --------
                  $30              $61              $105            $227

Global Assets     1 year           3 years          5 years         10 years
Fund C Class      ------           -------          -------         --------
                  $30              $61              $105            $227

         An investor would pay the following expenses on the same $1,000 investment, assuming no redemption at the end of the period:

International
Equity Fund       1 year           3 years          5 years          10 years
A Class           ------           -------          -------          --------
                  $65              $103             $143             $254

Global Bond       1 year           3 years          5 years          10 years
Fund A Class      ------           -------          -------          --------
                  $60              $85              $113             $191

Global Assets     1 year           3 years          5 years          10 years
Fund A Class      ------           -------          -------          --------
                  $60              $85              $113             $191

International
Equity Fund       1 year           3 years          5 years          10 years
B Class           ------           -------          -------          --------
                  $26              $79              $136             $271(2)

Global Bond       1 year           3 years          5 years          10 years
Fund B Class      ------           -------          -------          --------
                  $20              $61              $105             $209(2)

Global Assets     1 year           3 years          5 years          10 years
Fund B Class      ------           -------          -------          --------
                  $20              $61              $105             $209(2)

International
Equity Fund       1 year           3 years          5 years          10 years
C Class           ------           -------          -------          --------
                  $26              $79              $136             $289

Global Bond       1 year           3 years          5 years          10 years
Fund C Class      ------           -------          -------          --------
                  $20              $61              $105             $227

Global Assets     1 year           3 years          5 years          10 years
Fund C Class      ------           -------          -------          --------
                  $20              $61              $105             $227

(1) Generally, the Company does not assess a redemption charge upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares of a Fund will be automatically converted into Class A Shares of that Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A Shares. See Automatic Conversion of Class B Shares under Buying Shares for a description of the automatic conversion feature.


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of the International Equity Series, Global Bond Series and Global Assets Series of the Delaware Group Global & International Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about each Fund's performance is contained in its Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of Ernst & Young LLP) may be obtained from the Company upon request at no charge.
--------------------------------------------------------------------------------

                                                                         International Equity Fund
                                                                               Class A Shares
                                                       ------------------------------------------------------------------
                                                                                                                Period
                                                                                                              10/31/91(1)
                                                                           Year Ended                           through
                                                       11/30/95      11/30/94      11/30/93     11/30/92       11/30/91

Net Asset Value, Beginning of Period................    $11.920       $11.250        $9.590       $9.650        $10.000

Income From Investment Operations
---------------------------------
Net Investment Income...............................      0.297         0.140         0.499        0.162         (0.004)
Net Gains (Losses) on Securities
 (both realized and unrealized).....................      0.628         0.895         1.636       (0.172)        (0.346)
                                                          -----         -----         -----      -------        -------
    Total From Investment Operations................      0.925         1.035         2.135       (0.010)        (0.350)
                                                          -----         -----         -----      -------        -------

Less Distributions
------------------
Dividends from Net Investment Income................     (0.185)       (0.225)       (0.475)      (0.050)         none
Distributions from Capital Gains....................     (0.470)       (0.140)        none         none           none
Returns of Capital..................................      none          none          none         none           none
                                                          ----          ----          ----         ----           ----
    Total Distributions.............................     (0.655)       (0.365)       (0.475)      (0.050)         none
                                                        -------       -------       -------      -------          ----

Net Asset Value, End of Period......................    $12.190       $11.920       $11.250       $9.590         $9.650
                                                        =======       =======       =======       ======         ======

----------------------------------------------------

Total Return(2).....................................       8.17%(2)     9.23%(2)(3)  23.08%(2)(3)  (0.15%)(2)(3)  (3.50%)(2)(3)
------------

----------------------------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted)...........    $62,251       $53,736       $31,673       $4,604         $723
Ratio of Expenses to Average Daily Net Assets.......      2.07%          1.56%         1.25%        1.25%         (4)
Ratio of Expenses to Average Daily Net Assets
 Prior to Expense Limitation........................      2.07%          1.82%         2.16%        5.67%         ---
Ratio of Net Investment Income to Average
 Daily Net Assets...................................      2.57%          1.22%         3.91%        2.44%         (4)
Ratio of Net Investment Income to Average Daily Net
 Assets Prior to Expense Limitation.................      2.57%          0.96%         3.00%       (2.00%)        ---
Portfolio Turnover Rate.............................        21%            27%           24%          12%         (4)

---------
(1) Ratios have been annualized but total return for the limited period between December 1, 1999 through May 31, 1995 has not been annualized.
(2) Does not reflect maximum sales charge that is or was in effect, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value under Redemption and Exchange.
(3) Total return reflects the expense limitations referenced under Management of the Company.
(4) The ratios of expenses and net investment income to average daily net assets and portfolio turnover have been omitted as management believes such ratios for this relatively short period are not meaningful.

                                                        International Equity Fund             International Equity Fund
                                                            Class B Shares                           Class C Shares
                                                      -----------------------------          ----------------------------
                                                                       Period                           Period
                                                         Year          9/6/94(1)                     11/29/95(2)
                                                         Ended         through                         through
                                                       11/30/95       11/30/94                        11/30/95

Net Asset Value, Beginning of Period................    $11.900        $12.860                         $12.240

Income From Investment Operations
---------------------------------
Net Investment Income...............................      0.278          0.036                           none
Net Gains (Losses) on Securities
 (both realized and unrealized).....................      0.567         (0.966)                         (0.050)
                                                          -----        -------                         -------
    Total From Investment Operations................      0.845         (0.930)                         (0.050)
                                                          -----        -------                         -------

Less Distributions
------------------
Dividends from Net Investment Income................     (0.145)        (0.030)                          none
Distributions from Capital Gains....................     (0.470)         none                            none
Returns of Capital..................................      none           none                            none
                                                          ----           ----                            ----
    Total Distributions.............................     (0.615)        (0.030)                          none
                                                        -------        -------                           ----

Net Asset Value, End of Period......................    $12.130        $11.900                         $12.190
                                                        =======        =======                         =======

----------------------------------------------------

Total Return........................................       7.46%(3)      (7.24%)(3)(4)                   (5)
------------

----------------------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)...........     $3,471          $624                             $5
Ratio of Expenses to Average Daily Net Assets.......      2.77%          2.26%                            (5)
Ratio of Expenses to Average Daily Net Assets
 Prior to Expense Limitation........................      2.77%          2.52%                            (5)
Ratio of Net Investment Income to
 Average Daily Net Assets...........................      1.81%          0.52%                            (5)
Ratio of Net Investment Income to Average Daily Net
 Assets Prior to Expense Limitation.................      1.81%          0.26%                            (5)
Portfolio Turnover Rate.............................        21%            27%                            (5)

------------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2)   Date of initial public offering.
(3)   Does not reflect any applicable CDSC.
(4) Total return reflects the expense limitations referenced under Management of the Company.
(5) The ratios of expenses and net investment income to average daily net assets, total return and portfolio turnover have been omitted as management believes that such ratios, total return and portfolio turnover for this relatively short period are not meaningful.

                                                   Global Bond Fund
                                                    Class A Shares
                                                   ----------------
                                                         Period
                                                       12/27/94(1)
                                                        through
                                                       11/30/95

Net Asset Value, Beginning of Period................    $10.000

Income From Investment Operations
---------------------------------
Net Investment Income...............................      0.659
Net Gains (Losses) on Securities
 (both realized and unrealized).....................      1.171
                                                          -----
    Total From Investment Operations................      1.830
                                                          -----

Less Distributions
------------------
Dividends from Net Investment Income................     (0.600)
Distributions from Capital Gains....................      none
Returns of Capital..................................      none
                                                        -------
    Total Distributions.............................     (0.600)
                                                        -------
Net Asset Value, End of Period......................    $11.230
                                                        =======

----------------------------------------------------

Total Return(2).....................................      18.79%(2)
------------

----------------------------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted)...........       $889
Ratio of Expenses to Average Daily Net Assets.......       1.25%
Ratio of Expenses to Average Daily Net Assets
 Prior to Expense Limitation........................      12.34%
Ratio of Net Investment Income to
 Average Daily Net Assets...........................       7.70%
Ratio of Net Investment Income to Average Daily Net
 Assets Prior to Expense Limitation.................      (3.39%)
Portfolio Turnover Rate.............................         98%

----------

(1) Date of initial sale; ratios have been annualized but total return has not been annualized.
(2) Does not reflect maximum sales charge that is or was in effect, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value under Redemption and Exchange. Total return reflects the expense limitations referenced under Ratios/Supplemental Data in the Chart.

                                                   Global Bond Fund              Global Bond Fund
                                                    Class B Shares                Class C Shares
                                                         Period                        Period
                                                       12/27/94(1)                  11/29/95(2)
                                                        through                       through
                                                       11/30/95                      11/30/95

Net Asset Value, Beginning of Period................    $10.000                       $11.330

Income From Investment Operations
---------------------------------
Net Investment Income...............................      0.565                         none
Net Gains (Losses) on Securities
 (both realized and unrealized).....................      1.205                        (0.036)
                                                          -----                       -------
    Total From Investment Operations................      1.770                        (0.036)
                                                          -----                       -------

Less Distributions
------------------
Dividends from Net Investment Income................     (0.540)                       (0.054)
Distributions from Capital Gains....................      none                          none
Returns of Capital..................................      none                          none
                                                          ----                          ----
    Total Distributions.............................     (0.540)                       (0.054)
                                                        -------                       -------

Net Asset Value, End of Period......................    $11.230                       $11.240
                                                        =======                       =======

----------------------------------------------------

Total Return........................................      18.23%(3)                      (4)
------------

----------------------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)...........       $115                            $5
Ratio of Expenses to Average Daily Net Assets.......       1.95%                          (4)
Ratio of Expenses to Average Daily Net Assets
 Prior to Expense Limitation........................      13.04%                          (4)
Ratio of Net Investment Income to
 Average Daily Net Assets...........................       7.00%                          (4)
Ratio of Net Investment Income to Average Daily Net
 Assets Prior to Expense Limitation.................      (4.09%)                         (4)
Portfolio Turnover Rate.............................         98%                          (4)

----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2)   Date of initial public offering.
(3) Does not reflect any applicable CDSC. Total return reflects the expense limitations referenced under Ratios/Supplemental Data in the Chart.
(4) The ratios of expenses and net investment income to average daily net assets, total return and portfolio turnover have been omitted as management believes that such ratios, total return and portfolio turnover for this relatively short period are not meaningful.

                                                  Global Assets Fund
                                                    Class A Shares
                                                  ------------------
                                                         Period
                                                       12/27/94(1)
                                                        through
                                                       11/30/95

Net Asset Value, Beginning of Period................    $10.000

Income From Investment Operations
---------------------------------
Net Investment Income...............................      0.301
Net Gains (Losses) on Securities
 (both realized and unrealized).....................      1.839
                                                          -----
    Total From Investment Operations................      2.140
                                                          -----

Less Distributions
------------------
Dividends from Net Investment Income................     (0.240)
Distributions from Capital Gains....................      none
Returns of Capital..................................      none
                                                        -------
    Total Distributions.............................     (0.240)
                                                        -------
Net Asset Value, End of Period......................    $11.900
                                                        =======

----------------------------------------------------

Total Return(2).....................................      21.48%(2)
------------

----------------------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)...........     $3,122
Ratio of Expenses to Average Daily Net Assets.......      1.25%
Ratio of Expenses to Average Daily Net Assets
 Prior to Expense Limitation........................      7.55%
Ratio of Net Investment Income to
 Average Daily Net Assets...........................      4.75%
Ratio of Net Investment Income to Average Daily Net
 Assets Prior to Expense Limitation.................     (1.55%)
Portfolio Turnover Rate.............................        57%

----------
(1) Date of initial sale; ratios have been annualized but total return has not been annualized.
(2) Does not reflect maximum sales charge that is or was in effect, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value under Redemption and Exchange. Total return reflects the expense limitations referenced under Ratios/Supplemental Data in the Chart.

                                                  Global Assets Fund            Global Assets Fund
                                                    Class B Shares                Class C Shares
                                                  ------------------            ------------------
                                                         Period                        Period
                                                       12/27/94(1)                   11/29/95(2)
                                                        through                       through
                                                       11/30/95                      11/30/95

Net Asset Value, Beginning of Period................    $10.000                       $11.940

Income From Investment Operations
---------------------------------
Net Investment Income...............................      0.212                         none
Net Gains (Losses) on Securities
 (both realized and unrealized).....................      1.848                        (0.050)
                                                          -----                       -------
    Total From Investment Operations................      2.060                        (0.050)
                                                          -----                       -------

Less Distributions
------------------
Dividends from Net Investment Income................     (0.180)                        none
Distributions from Capital Gains....................      none                          none
Returns of Capital..................................      none                          none
                                                          ----                          ----
 Total Distributions................................     (0.180)                        none
                                                        -------                         ----

Net Asset Value, End of Period......................    $11.880                       $11.890
                                                        =======                       =======

----------------------------------------------------

Total Return........................................      20.73%(3)                      (4)
------------

----------------------------------------------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)...........      $613                            $5
Ratio of Expenses to Average Daily Net Assets.......      1.95%                          (4)
Ratio of Expenses to Average Daily Net Assets
 Prior to Expense Limitation........................      8.25%                          (4)
Ratio of Net Investment Income to
 Average Daily Net Assets...........................      4.05%                          (4)
Ratio of Net Investment Income to Average Daily Net
 Assets Prior to Expense Limitation.................     (2.25%)                         (4)
Portfolio Turnover Rate.............................        57%                          (4)

----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2)   Date of initial public offering.
(3) Does not reflect any applicable CDSC. Total return reflects the expense limitations referenced under Ratios/Supplemental Data in the Chart.
(4) The ratios of expenses and net investment income to average daily net assets, total return and portfolio turnover have been omitted as management believes that such ratios, total return and portfolio turnover for this relatively short period are not meaningful.

INVESTMENT OBJECTIVES AND POLICIES


         The objective of the International Equity Series is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. The Fund is an international fund. Under normal circumstances, at least 65% of the Fund's assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States.

         The objective of the Global Bond Series is to achieve current income consistent with the preservation of investors' principal. The Fund seeks to achieve this objective by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Under normal circumstances, at least 65% of the Fund's assets will be invested in the fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

         The objective of the Global Assets Series is to achieve long-term total return for investors. The Fund seeks to achieve this objective by investing in securities which, in the Manager's or Sub-Adviser's opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. The Fund is a global fund. Under normal circumstances, at least 65% of the Fund's assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

         Each Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, the International Equity Series will operate as a diversified fund and the Global Bond Series and the Global Assets Series will each operate as a nondiversified fund.

INVESTMENT STRATEGY

         International Equity Series--The Fund will attempt to achieve its objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identifying currencies and markets that are overvalued or undervalued relative to the U.S. dollar.

         With a dividend discount analysis, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The Manager uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued. The Fund may also invest in sponsored or unsponsored American Depository Receipts or European Depository Receipts.

         While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment the Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. See Rule 144A Securities. The Fund may invest no more than 10% of the value of its net assets in illiquid securities. The Fund will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.

         For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. Government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. Government, or issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by Standard & Poor's Ratings Group ("S&P"), or Aa or better by Moody's Investors Service, Inc. ("Moody's"), or if unrated, will be determined to be of comparable quality by the Manager. For example, the Fund may enter the global fixed income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. In addition, the Fund may invest in the U.S. fixed income markets for temporary defensive purposes when the Manager believes that the international equity and fixed income markets are evidencing such excessive volatility or overvaluation. The Fund may also invest in the securities listed for defensive investing pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

         Global Bond Series--The Fund will attempt to achieve its objective by investing at least 65% of its assets in a broad range of fixed income securities, including foreign and U.S. Government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's, or if unrated, are deemed to be of comparable quality by the Manager. The Fund may also invest in zero coupon bonds and in the debt securities of supranational entities denominated in any currency. Generally, the value of fixed income securities moves inversely to the movement of market interest rates. The value of the Fund's portfolio securities and, thus, an investor's shares will be affected by changes in such rates.


         Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Fund currently anticipates that a large percentage of its assets will be invested in U.S. and foreign government securities and securities of supranational entities.

         With respect to U.S. Government securities, the Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. Government which are available for purchase by the Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others.

         With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the Manager to be of comparable quality.

         From time to time, the Fund may find opportunities to pursue its objective outside of the fixed income markets, but in no event will such investments exceed 5% of the Fund's net assets.

         The Fund may also invest in sponsored or unsponsored American Depository Receipts or European Depository Receipts. While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment the Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

         The Fund may invest in restricted securities, including Rule 144A Securities. See Rule 144A Securities. The Fund may invest no more than 10% of the value of its net assets in illiquid securities. The Fund will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.


         It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, the Manager anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if the Manager anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.


         Global Assets Series--The Fund will attempt to achieve its objective by investing in a broad range of equity and fixed income securities. In selecting securities investments for the Fund, the Manager will consider an issuer's competitive position, cost structure and liquidity. Equity securities in which the Fund may invest include convertible securities, common stocks, preferred stocks and warrants issued in foreign countries or in the United States. In selecting equity securities in which the Fund may invest, the Manager will use a dividend discount analysis and a purchasing power parity approach.

         Generally, fixed income securities in which the Fund may invest include foreign and U.S. Government securities and debt obligations of foreign and U.S. companies which are investment grade as determined by any nationally-recognized statistical rating organization, such as those rated BBB or better by S&P, or Baa or better by Moody's, or if unrated, are determined to be of comparable quality by the Manager. Debt obligations rated BBB and Baa have speculative characteristics. However, the Fund may also invest up to 15% of its net assets in high yield, high risk U.S. fixed income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager or Sub-Adviser to be of equivalent quality. The Fund will not invest in securities which are rated lower than C by S&P or Ca by Moody's or, if unrated, are considered by the Manager or Sub-Adviser to be of a quality that is lower than such ratings. See Appendix B Ratings to this Prospectus for more rating information. Fixed income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. See High Yield, High Risk Securities. With respect to U.S. Government securities, the Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the United States government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States.

         With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Fund will invest only in such securities if they have been rated AAA or AA by S&P, or Aaa or Aa by Moody's, or, if unrated, have been determined by the Manager to be of comparable quality.

         It is anticipated that a portion of the Fund's assets may be invested in warrants. Warrants permit the Manager to establish an equity position in selected securities by committing a lower proportion of the portfolio to equities. The Manager's intention is to invest the difference between the cost of the warrant and the equivalent equity security in high quality debt instruments. The Fund may, at any given time, be fully invested in either the equity or fixed income markets, depending upon investment opportunities available in each.

         The Fund may also invest in zero coupon bonds and in the debt securities of supranational entities denominated in any currency. See Global Bond Series.

         The Fund may also invest in sponsored or unsponsored American Depository Receipts or European Depository Receipts. While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging growth countries, it is currently anticipated that the countries in which the Fund may invest in addition to the United States, will include, but are not limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Greece, Japan, Australia, Hong Kong, Singapore/Malaysia, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand. With respect to certain countries, namely Korea and Taiwan, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment the Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. The Fund may invest in restricted securities, including Rule 144A Securities. See Rule 144A Securities. The Fund may invest no more than 10% of the value of its net assets in illiquid securities. The Fund will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.


High Yield, High Risk Securities


         The Global Assets Series may invest up to 15% of its assets in high yield, high risk U.S. fixed income securities (commonly known as junk bonds). In the past, in the opinions of the Manager and the Sub-Adviser, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager and the Sub-Adviser intend to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium- and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.


Foreign Currency Transactions


         Although the Company values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

         A Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put. See Special Risk Considerations.


Repurchase Agreements


         Each Fund also may use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help a Fund to invest cash on a temporary basis. A Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, a Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Board of Directors of the Company, considers the creditworthiness of banks and dealers when entering into repurchase agreements.


Portfolio Loan Transactions


         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.


Borrowings


         Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while a Fund has an outstanding borrowing.


Rule 144A Securities


         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a Fund's 10% limit on investment in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.


Options


       The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. Each Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. A Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.


         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.


         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         Each Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. A Fund will only invest in such options to the extent consistent with its 10% limit on investment in illiquid securities. See Special Risk Considerations.


Futures Contracts and Options on Futures
Contracts


         The principal purpose of the purchase or sale of futures contracts for a Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. A Fund may enter into futures contracts and options thereon to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 20% of its assets.

         A Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. See Special Risk Considerations.

Interest Rate Swaps


        In order to attempt to protect the Global Bond Series' investments from interest rate fluctuations, the Fund may engage in interest rate swaps. The Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if the Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

         The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging the Fund's investments, the Manager and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If the Fund enters into an interest rate swap on other than a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap.


                           *      *      *


         Each Fund's investment objective, the Company's designation as an open-end investment company, the International Equity Series' designation as a diversified fund, the Global Bond and the Global Assets Series' designations as nondiversified funds, and their policies concerning portfolio lending, borrowing and concentration may not be changed unless authorized by the vote of a majority of that Fund's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of a Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Funds which may not be changed without a majority shareholder vote. A brief discussion of those factors that materially affected each Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.

         The remaining investment policies are not fundamental and may be changed by the Board of Directors of the Company without a shareholder vote. See Special Risk Considerations.


SPECIAL RISK CONSIDERATIONS


         Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Fund, nor can there be any assurance that the Fund's investment objective will be attained.

         Each Fund has the right to purchase securities in any foreign country, developed and underdeveloped, or emerging growth countries. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries, there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which a Fund may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         In purchasing put and call options, the premium paid by a Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

         With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.


         It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

         The Global Bond and Global Assets Series may also invest in zero coupon bonds. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

         The use of interest rate swaps by the Global Bond Series involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

         The Global Assets Series may invest up to 15% of its net assets in high yield, high risk U.S. fixed income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager or Sub- Adviser to be of equivalent quality. See Global Assets Series and High Yield, High Risk Securities. Fixed income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.


         While the Global Bond and the Global Assets Series each intend to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Code, neither will be diversified under the 1940 Act. Thus, while at least 50% of each such Fund's total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Fund's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY


Investor Information Center
         800-523-4640
                  Company Information
                  Literature
                  Price, Yield and
                      Performance Figures

Shareholder Service Center
         800-523-1918
                  Information on Existing
                      Regular Investment
                      Accounts and Retirement
                      Plan Accounts
                  Wire Investments
                  Wire Liquidations
                  Telephone Liquidations
                  Telephone Exchanges


Delaphone
         800-362-FUND
         (800-362-3863)


Shareholder Services
         During business hours, you can call the Company's Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds in the Delaware Group.


Performance Information
         During business hours, you can call the Investor Information Center to get current performance information.


Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone is available seven days a week, 24 hours a day.


Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of distributions. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your investment dealer is noted on your investment application, we will send your dealer a duplicate confirmation. This makes it easier for your investment dealer to help you manage your investments.


Tax Information
         Each year, the Company will mail to you information on the tax status of your dividends and distributions.


Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Also, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds and Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Buying Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including that Fund. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares (the "Class B Funds"). Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares (the "Class C Funds"). See Class B Funds and Class C Funds under Buying Shares for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.


Exchange Privilege

         The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option

         You may elect to have amounts in your account automatically invested in shares of the other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Class A, Class B and Class C Shares. See Redemption and Exchange.


Right of Accumulation


         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares to qualify for a reduced front-end sales charge. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Buying Shares.


Letter of Intention

         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Buying Shares and Part B.

12-Month Reinvestment Privilege

         The 12-Month Reinvestment Privilege permits you to reinvest proceeds of Class A Shares, within one year of the date of redemption, without a front-end sales charge. See Part B.

Delaware Group Asset Planner

         Delaware Group Asset Planner is an asset allocation service that gives investors, working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four pre-designed allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, investors may also tailor a Strategy that meets their personal needs and goals. See How to Buy Shares under Buying Shares.

Financial Information about the Company

         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. The Company's fiscal year ends on November 30.

RETIREMENT PLANNING


         An investment in a Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.


         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase the International Equity Fund Institutional Class, the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.

Individual Retirement Account ("IRA")

         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan
("SEP/IRA")

         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension
Plan ("SAR/SEP")

         Offers employers with 25 or fewer eligible employees the ability to establish a SEP/IRA that permits salary deferral contributions. An employer may also elect to make additional contributions to this plan. Class B Shares are not available for purchase by such plans.

403(b)(7) Deferred Compensation Plan

         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 Deferred Compensation Plan

         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

Prototype Profit Sharing or Money Purchase
Pension Plan

         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

Prototype 401(k) Defined Contribution Plan

         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A or Class C Shares. Class C Shares are not available for purchase by such plans.

Allied Plans

         Class A Shares are available for purchase by participants in 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.


         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative - Class A Shares under Buying Shares.


         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.


         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described below under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares, apply to redemptions by participants in Allied Plans, except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value under Redemption and Exchange.


         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative - Class A Shares under Buying Shares.

BUYING SHARES

Purchase Amounts

         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. Shares purchased under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. In addition, there is a maximum purchase limitation of $250,000 on each purchase of Class B Shares; for Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC.

         For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan. Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected.

Alternative Purchase Arrangements

         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase with respect to Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis with respect to Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").


         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares. Class A Shares incur a sales charge when they are purchased but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of such shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value and Distribution (12b-1) and Service. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below.


         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares. Class B Shares do not incur a front-end sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within six years of purchase and are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to the Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares. Class C Shares do not incur a front-end sales charge when they are purchased, but are subject to a sales charge if they are redeemed within 12 months of purchase and are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to the Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.


         The alternative purchase arrangements described above permit investors in a Fund to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses to which each of the Classes is subject and, in comparing Class B Shares to Class C Shares, the desirability of an automatic conversion feature, which is available only for Class B Shares.

         As an illustration, investors who qualify for significantly reduced front-end sales charges on purchases of Class A Shares, as described below, might elect the front-end sales charge alternative because similar sales charge reductions are not available for purchases under either the deferred sales charge alternative or the level sales charge alternative. Moreover, shares acquired under the front-end sales charge alternative are subject to annual 12b-1 Plan expenses of up to .30%, whereas Class B Shares acquired under the deferred sales charge alternative are subject to higher annual 12b-1 Plan expenses of up to 1% for approximately eight years after purchase (see Automatic Conversion of Class B Shares) and Class C Shares acquired under the level sales charge alternative are subject to annual 12b-1 Plan expenses of up to 1% for the life of the investment. However, because front-end sales charges are deducted from the purchase amount at the time of purchase, investors who buy Class A Shares would not have their full purchase amount invested in the Fund.


         Certain other investors might determine it to be more advantageous to purchase Class B Shares and have all their money invested initially, although they would be subject to a CDSC for up to six years after purchase, as well as annual 12b-1 Plan expenses of up to 1% until the shares are automatically converted into Class A Shares. Still other investors might determine it to be more advantageous to purchase Class C Shares and have all of their funds invested initially, recognizing that they would be subject to a CDSC for just 12 months after purchase but that Class C Shares do not offer a conversion feature, so their shares would be subject to annual 12b-1 Plan expenses of up to 1% for the life of the investment. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent return is realized on the additional money initially invested under the deferred sales charge alternative or the level sales charge alternative. However, there can be no assurance as to the return, if any, that will be realized on such additional money.


         Prospective investors should refer to Appendix A to this Prospectus for an illustration of the potential impact on a long-term shareholder's investment in the Fund under each of the purchase options.

         For the distribution and related services provided to, and the expenses borne on behalf of, a Fund, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Sales personnel may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and CDSCs applicable to the Class B and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges provide for the financing of the distribution of the respective classes. See 12b-1 Distribution Plans - Class A, Class B and Class C Shares.

         Dividends paid by a Fund with respect to the Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to the Class B and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. The Company and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares

         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following tables.

International Equity Fund A Class, Global Assets Fund A Class and Global Bond Fund A Class

--------------------------------------------------------------------------------------------------------------------------
                                                                                                Dealer's
                                       Front-End Sales Charge as % of                         Commission***
   Amount of Purchase               Offering                   Amount                           as % of
                                    Price                      Invested**                     Offering Price
--------------------------------------------------------------------------------------------------------------------------
                                                  International     Global            Global
                                                  Equity Fund       Assets Fund       Bond Fund

Less than $100,000                   4.75%           5.01%              4.96%              4.99%           4.00%
$100,000 but under $250,000          3.75            3.86               3.87               3.92            3.00
$250,000 but under $500,000          2.50            2.55               2.61               2.59            2.00
$500,000 but under $1,000,000*       2.00            2.06               2.02               2.05            1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based on the net asset value per share of the Class A Shares as of the end of the Company's most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------


    The Company must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Company. Such reduced front-end sales charges are not retroactive.

    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to .15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made, in accordance with the following schedule:

                                       Dealer's
                                       Commission
                                       (as a percent-
Amount                                 age of amount
of Purchase                            purchased)

Up to $2 million                           1.00%
Next $1 million up to $3 million            .75
Next $2 million up to $5 million            .50
Amount over $5 million                      .25


         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Delaware Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor in its discretion.


         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value under Redemption and Exchange.


Combined Purchases Privilege


         By combining your holdings of Class A Shares of a Fund with your holdings of Class B Shares and/or Class C Shares of that Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc., beneficially owned in connection with ownership of variable insurance products, may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.


         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may trigger the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares under Buying Shares.

Buying at Net Asset Value


         Class A Shares of a Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the 12-Month Reinvestment Privilege and the Exchange Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their immediate families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases include retirement accounts and must be for accounts in the name of the individual or a qualifying family member. Purchases of Class A Shares may be made by clients of registered representatives of an authorized investment dealer at net asset value within six months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge has been assessed and the redemption of the investment did not result in the imposition of a contingent deferred sales charge or other redemption charge. Purchases of Class A Shares also may be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


         The Company must be notified in advance that an investment qualifies for purchase of Class A Shares at net asset value.

Group Investment Plans

         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, Prototype Profit Sharing, Pension and 401(k) Defined Contribution Plans) may also benefit from the reduced front-end sales charges relating to the Class A Shares set forth in the table on page 35, based on total plan assets. In addition, 403(b)(7) and 457 Retirement Plan Accounts may benefit from a reduced front-end sales charge on Class A Shares based on the total amount invested by all participants in the plan by satisfying the following criteria: (i) the employer for which the plan was established has 250 or more eligible employees and the plan lists only one broker of record, or (ii) the plan includes employer contributions and the plan lists only one broker of record. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies Delaware that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Company that they are eligible to combine purchase amounts held in their plan account.

         For additional information on these plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

         For other retirement plans and special services, see Retirement
Planning.

Deferred Sales Charge Alternative - Class B
Shares


         Class B Shares may be purchased at net asset value without the imposition of a front-end sales charge and, as a result, a Fund will invest the full amount of the investor's purchase payment. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing expenses in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees facilitates the ability of a Fund to sell the Class B Shares without deducting a front-end sales charge at the time of purchase.
         Shareholders of a Fund's Class B Shares exercising the exchange privilege described below will continue to be subject to the CDSC schedule for the Funds' Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule relating to the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.


Automatic Conversion of Class B Shares


         Except for shares acquired through a reinvestment of dividends, Class B Shares of a Fund held for eight years after purchase are eligible for automatic conversion into Class A Shares of that Fund. The Company will effect conversions of Class B Shares into Class A Shares only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C
Shares


        Class C Shares may be purchased at net asset value without the imposition of a front-end sales charge and, as a result, the Company will invest the full amount of the investor's purchase payment. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

        Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services and bearing related expenses in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

        Shareholders of a Fund's Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Fund's Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B
Shares and Class C Shares

     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on redemptions of shares received through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of either the Class B Shares or the Class C Shares of a Fund, even if those shares are later exchanged for Class B Shares or Class C Shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

        The following table sets forth the rates of the CDSC for the Class B Shares of each Fund:


                                                  Contingent Deferred
                                                   Sales Charge (as a
                                                     Percentage of
                                                     Dollar Amount
Year After Purchase Made                           Subject to Charge)
------------------------                          -------------------
        0-2                                                4%
        3-4                                                3%
        5                                                  2%
        6                                                  1%
        7 and thereafter                                  None


During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares of a Fund, the Class B Shares will still be subject to annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets representing such shares.

        In determining whether a CDSC is applicable to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

        The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.


12b-1 Distribution Plans - Class A, Class B and
Class C Shares

        Under the distribution plans adopted by the Company in accordance with Rule 12b-1 under the 1940 Act, a Fund is permitted to pay the Distributor annual distribution fees of up to .30% of the average daily net assets of a Fund's Class A Shares, 1% of the average daily net assets of a Fund's Class B Shares and 1% of the average daily net assets of a Fund's Class C Shares. These fees, which are payable monthly, compensate the Distributor for providing distribution and related services and bearing certain expenses of each Class. The 12b-1 Plans applicable to the Class B Shares and the Class C Shares are designed to permit an investor to purchase Class B Shares or Class C Shares through dealers or brokers without the assessment of a front-end sales charge while enabling the Distributor to compensate dealers and brokers for the sale of such shares. For a more detailed discussion of the 12b-1 Plans relating to the Class A, Class B, and Class C Shares, see Distribution (12b-1) and Service under Management of the Company.


Other Payments to Dealers -- Class A, Class B and Class C Shares

        In addition, from time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to .25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

        Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended. In addition, as noted above, the Distributor may pay dealers a commission in connection with net asset value purchases.

Class B Funds and Class C Funds

        The following funds currently offer Class B Shares and Class C Shares:
DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Delchester High-Yield Bond Fund, Inc., Delaware Group Government Fund, Inc., Limited-Term Government Fund of Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund of Delaware Group Tax-Free Fund, Inc., Delaware Group DelCap Fund, Inc., Delaware Fund and Devon Fund of Delaware Group Delaware Fund, Inc., Delaware Group Value Fund, Inc., Decatur Income Fund and Decatur Total Return Fund of Delaware Group Decatur Fund, Inc., Delaware Group Trend Fund, Inc. and each Fund of the Company.


International Equity Fund Institutional Class,
Global Bond Fund Institutional Class and
Global Assets Fund Institutional Class

        In addition to offering the Class A, Class B and Class C Shares of each Fund, the Company also offers the International Equity Fund Institutional Class, the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class of shares, which are described in a separate prospectus relating to those classes of shares and is available for purchase only by certain investors. International Equity Fund Institutional Class, Global Bond Fund Institutional Class and Global Assets Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC and are not subject to 12b-1 Plan distribution expenses. To obtain a prospectus which describes the International Equity Fund Institutional Class, the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the cover of this Prospectus.


Dividend Orders
        You may have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective. For more information, see Dividend Reinvestment Plan under The Delaware Difference or call the Shareholder Service Center.

HOW TO BUY SHARES

        The Company makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer.


Investing through Your Investment Dealer

        You can make a purchase of shares of the Classes through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail
1. Initial Purchases-An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Class selected (for example, if you wish to buy Class A Shares of the International Equity Series, make the check payable to International Equity Fund A Class) to 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases-Additional purchases may be made at any time by mailing a check payable to the specific Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Company. Use of this investment slip can help expedite processing of your check when making additional purchases.

Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
        You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 0114-2596 (include your name(s) and your account number for the Class in which you are investing).


1. Initial Purchases-Before you invest, telephone the Company's Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Class selected to 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases-You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Company's Shareholder Service Center by telephone of each wire you send.

        If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Delaware Group Asset Planner
        To invest in Delaware Group funds using the Asset Planner service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser. The sales charge on the investment is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available for use inside the Asset Planner service; however, only "like" class shares may be used within the same Strategy.

        An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of your Company accounts if not paid by September 30th. See Part B.

        Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.
        Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Investing by Exchange

        If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus.

        Shareholders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their shares for Class B Shares or Class C

Shares of the Fund or for any Class B Shares or Class C Shares of any other fund in the Delaware Group. Shareholders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into the corresponding class of shares of the Class B Funds. Similarly, shareholders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into the corresponding class of shares of the Class C Funds. Class B Shares and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of the Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.
        Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge imposed by the Fund, except for exchanges from funds not subject to a front-end sales charge (unless such shares were acquired in an exchange from a fund subject to such a charge or such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


        See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your
Investment
        Call the Shareholder Service Center for more information if you wish to use the following services:

1.      Direct Deposit

        You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Company also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.


2.      Automatic Investing Plan

        The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Company to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

                                    *   *   *


        Should investments by these two methods be reclaimed or returned for some reason, the Company has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


Purchase Price and Effective Date
        The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

        The effective date of a purchase made through an investment dealer is the date the order is received by the Company. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.


The Conditions of Your Purchase

        The Company reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Company can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Company reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.
        The Company also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Company will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.
        The Company also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under a Class' minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

        You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares from one fund or class to another constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

        Your shares will be redeemed or exchanged at a price based on the net asset value next determined after we receive your request in good order subject in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under Buying Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Company will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares or, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
        Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Company at 800-523-1918. The Company may suspend, terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to shareholders.
        The Company will honor written redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. The Company will not honor telephone redemptions for shares recently purchased by check unless it is reasonably satisfied that the purchase check has cleared. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Company reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

        There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for transfers involving assets that were previously invested in a fund with a front-end sales charge and/or transfers involving the reinvestment of dividends.

        Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for Class B Shares of other Class B Funds or Class C Shares of other Class C Funds, as applicable (in each case, "New Shares"), will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Company. In an exchange of Class B Shares, a Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.
        Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.
        All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Company or its agent.

        All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

Written Redemption

        You can write to the Company at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Company requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Company reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Company may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.
        Payment is normally mailed the next business day, but no later than seven days, after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. The Company issues certificates for Class A Shares only if a shareholder submits a specific request. The Company does not issue certificates for Class B or Class C Shares.

Written Exchange

        You may also write to the Company (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
        To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may only redeem or exchange by written request and you must return your certificates.

        The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Company in writing that you do not wish to have such service available with respect to your account. The Company reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Company by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.
        Neither the Company nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Company will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Company or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


Telephone Redemption--Check to Your
Address of Record
        The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day, but no later than seven days, after receipt of the request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank

        Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, the Company requires an Authorization Form with your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day, but no later than seven days, after receipt of your request to your predesignated bank account. Except for any CDSC which may be applicable to Class B and Class C Shares and the Limited CDSC which may be applicable to certain Class A Shares, there are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Company's

Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.
        If expedited payment by check or wire could adversely affect a Fund, the Company may take up to seven days to pay.


Telephone Exchange
        The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into any fund in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.


Systematic Withdrawal Plans
1.      Regular Plans

        This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Company does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. You may elect to have your payments transferred from your Fund account to your predesignated bank account through the Delaware Group's MoneyLine service. Your funds will normally be credited to your bank account two business days after the payment date. Except for the Limited CDSC which may be applicable to Class A Shares and the CDSC which may be applicable to Class B Shares and Class C Shares as noted below, there are no fees for this redemption method. You can initiate the MoneyLine service by completing an Authorization Agreement. If the name and address on your bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. Please call the Shareholder Service Center for additional information.


2.      Retirement Plans

        For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Company's Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine service described above is not available for retirement plans.


                                    *   *   *


        Shareholders should not purchase Class A Shares while participating in a Systematic Withdrawal Plan. Also, redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value, below.
        With respect to Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan, any applicable CDSC will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.

        For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Wealth Builder Option

        Shareholders may elect to invest in other mutual funds in the Delaware Group through our Wealth Builder Option. Under this automatic exchange program, shareholders can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from their Fund account and invested automatically into an account in one or more funds in the Delaware Group. If, in connection with the Wealth Builder Option, a shareholder wishes to open a new account in such other fund or funds to receive the automatic investment, such new account must meet such other fund's minimum initial purchase requirements. Investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.
        Shareholders can use the Wealth Builder Option to invest in the Funds through regular liquidations of shares in their accounts in other funds in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. Shareholders can terminate their participation at any time by written notice to the Company. See Redemption and Exchange.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.


Contingent Deferred Sales Charge for Certain
Redemptions of Class A Shares Made at Net
Asset Value
        A Limited CDSC will be imposed by the Company upon certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above. See Buying Shares.

        The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

        Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which

Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Company assesses the Limited CDSC if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of the Class A Shares of a Fund or the Class A Shares acquired in the exchange.

        In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales
Charge - Class A Shares
        The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Code, or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) distributions from a section 403(b)(7) Plan or an IRA due to death, disability, or attainment of age 59 1/2; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and
(viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying at Net Asset Value, under Buying Shares).

Waiver of Contingent Deferred Sales Charge -
Class B and Class C Shares
        The CDSC on certain redemptions of Class B Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then- effective minimum account size; (ii) returns of excess contributions to an IRA or 403(b)(7) Deferred Compensation Plan; (iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan or 457 Deferred Compensation Plan; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

        The CDSC on certain redemptions of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then- effective minimum account size; (ii) returns of excess contributions to an IRA, 403(b)(7) Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iii) required minimum distributions from an IRA,

403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan;
(iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) distributions from an IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

        In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS


        The Company declares a dividend on each Fund to all shareholders of record of the Classes of that Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under Buying Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

        The International Equity and Global Assets Series will declare and normally make payments from net investment income on a quarterly basis. The Global Bond Series will declare and normally make payments from net investment income on a monthly basis.

        Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.
        Each of the Classes of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on the Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Company.
        Both dividends and distributions, if any, are automatically reinvested in your account at net asset value, unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose Delaware Group's MoneyLine service and have such payments transferred from your Fund account to your predesignated bank account. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for the MoneyLine service. See Systematic Withdrawal Plans under Redemption and Exchange for information regarding authorization of this service. This service is not available for retirement plans. (See The Delaware Difference for more information on reinvestment options.)
        In addition to the dividends from net investment income and distributions from realized securities profits that a Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, a Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

TAXES


        Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, each Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.
        Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deductions for corporations.
        Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. A Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.
        Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the year declared.
        The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Any loss incurred on sale or exchange of a Fund's shares which had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring a Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.
        A Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by a Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.
        The automatic conversion of Class B Shares into Class A Shares of the relevant Fund at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Buying Shares.
        In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes. Shares of each Fund are exempt from Pennsylvania county personal property taxes.
        Each year, the Company will mail to you information on the tax status of a Fund's dividends and distributions. You will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. Government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Funds.
        The Company is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.
        The tax discussion set forth above is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.
        See Accounting and Tax Issues in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND
NET ASSET VALUE PER SHARE

        Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the net asset value ("NAV") per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges. The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

        The NAV per share for each Fund is computed by adding the value of all securities and other assets in the Fund's portfolio, deducting any liabilities of that Fund (expenses and fees are accrued daily) and dividing by the number of that Fund's shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by the Company's Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by the Company's Board of Directors.
        A Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as Saturday). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.
        Each share of a Fund's four classes will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the International Equity Fund Institutional Class, the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class will not incur any distribution fees under the respective Fund's 12b-1 Plans and the Class A, Class B and Class C Shares of each Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of each class of a particular Fund will vary.

MANAGEMENT OF THE COMPANY

Directors
        The business and affairs of the Company are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.

Investment Manager and Sub-Adviser
        Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Company. Delaware International is affiliated with Delaware Management Company, Inc. ("DMC" or the "Sub-Adviser"), which manages the U.S. securities portion of the Global Assets Series.
        DMC and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1995, Delaware International and DMC were supervising in the aggregate more than $27 billion in assets in various institutional (approximately $17,389,902,000) and investment company (approximately $10,383,560,000) accounts.
        DMC is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). Delaware International is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, the Manager and the Sub-Adviser are now wholly-owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between the Company on behalf of each Fund and the Manager and a new Sub-Advisory Agreement between the Manager of the Global Assets Series and the Sub-Adviser were executed following shareholder approval.
        The Manager manages each Fund's investments and for its services, the Manager is paid an annual fee equal to .75% of each Fund's average daily net assets, less a proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. Beginning December 1, 1995, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Series to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions, extraordinary expenses, but inclusive of 12b-1 expenses) of the Class A Shares of this Fund do not exceed 1.85% and of the Class B Shares and Class C Shares of this Fund do not exceed 2.55% through May 31, 1996. From June 1, 1994 through November 30, 1994, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Series to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) of the Class A Shares of this Fund did not exceed 1.50%. Through November 30, 1994, this waiver and reimbursement noted above also applied to Class B Shares of this Fund. Prior to June 1, 1994, a waiver and reimbursement commitment was in place to ensure expenses of the Class A Shares of the International Equity Series did not exceed 1.25% (exclusive of taxes, interest brokerage commissions and extraordinary expenses, but inclusive of 12b-1 fees). Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Global Bond Series and the Global Assets Series to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 fees) of the Class A Shares of these Funds do not exceed 1.25% and of the Class B Shares and Class C Shares of these Funds do not exceed 1.95% through May 31, 1996. The investment management fees payable to Delaware International by the Funds are higher than those paid by most investment companies, but Delaware International believes they are in line with fees paid by other similar funds. With respect to the International Equity Series, the investment management fee paid for the fiscal year ended November 30, 1995 was 0.74% of average daily net assets. With respect to the Global Bond Series, the investment management fee earned for the fiscal year ended November 30, 1995 was 0.40%, annualized, of average daily net assets. With respect to the Global Assets Series, the investment management fee earned for the fiscal year ended November 30, 1995 was 0.56%, annualized, of average daily net assets. The Manager has offices located at Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

        Subject to the overall supervision of the Manager, the Sub-Adviser manages the U.S. securities portion of the Global Assets Series' portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to U.S. securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a monthly fee equal to 25% of the fee paid to the Manager under the terms of the Investment Management Agreement.

        Clive A. Gillmore has primary responsibility for making day-to-day investment decisions for the International Equity Series and the Global Assets Series. He has been the senior portfolio manager for these Funds since their inception. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined the Delaware Group in 1990 after eight years of investment experience. His most recent position prior to joining the Delaware Group was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program.
        In making investment decisions for these Funds, Mr. Gillmore regularly consults with an international equity team of seven members, three of whom research the Pacific Basin and four of whom research the European Markets. Mr. Gillmore also regularly consults with David G. Tilles. Mr. Tilles, who is Chief Investment Officer for Delaware International, is a graduate of the University of Warwick with a BS in management sciences. Before joining the Delaware Group in 1990, he was Chief Investment Officer of Hill Samuel Investment Advisers Ltd. He is a member of the Institute of Investment Management & Research and the Operational Research Society.
        George H. Burwell has responsibility for making investment decisions for the U.S. equity portion of the Global Assets Series and has had such responsibility for this Fund since its inception. Mr. Burwell holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a Chartered Financial Analyst.
        In making investment decisions for this Fund, Mr. Burwell regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork is Chairman of DMC and the Company's Board of Directors and a member of the Board of DMC and the Manager. He is a graduate of Brown University and attended New York

University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an executive vice president of the Company in 1994. He is also a member of the Board of Directors of DMC and the Manager and was named an executive vice president of DMC in 1994.
        Paul A. Matlack and Gerald T. Nichols have responsibility for making investment decisions for the high-yield securities portion of the Global Assets Series. They have had such responsibility since the Fund's inception. A Chartered Financial Analyst, Mr. Matlack is a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank.

        Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Delaware Group, he was a high-yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a Chartered Financial Analyst.

        In making investment decisions for this Fund, Mr. Matlack and Mr. Nichols regularly consult with Paul E. Suckow. Mr. Suckow is DMC's Chief Investment Officer for Fixed Income. A Chartered Financial Analyst, he is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation.
        Ian G. Sims has primary responsibility for making day-to-day investment decisions for the Global Bond Series. He has been the senior portfolio manager for this Fund since its inception. Mr. Sims is a graduate of the University of Newcastle-Upon-Tyne. He joined Delaware International in 1990 as a senior international fixed income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed income manager. Prior to joining Delaware International, he was a senior fixed income and currency portfolio manager with Hill Samuel Investment Advisers Ltd.

        In making investment decisions for the Global Bond Series, Mr. Sims regularly consults with Hywel Morgan and Christopher A. Moth. Mr. Morgan was educated at the University of Wales and was subsequently an Economics Lecturer at Dundee University. Prior to joining Delaware International, he was Associate Director of the international fixed income department and head of the credit review committee at Hill Samuel Investment Management responsible for over $500 million in multi-currency fixed interest accounts. His prior experience included working as an economic adviser for Credit Suisse and the Economic Intelligence Unit. Mr. Morgan started his business career as a Corporate Economist & Strategist at Ford of Europe and Esso Petroleum. Mr. Moth is a graduate of The City University London. Mr. Moth joined Delaware in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance & Investment from the Institute of Actuaries in London.

Portfolio Trading Practices

        A Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. It is anticipated that the portfolio turnover rate of each Fund will not exceed 100%. During the past two fiscal years, the International Equity Series' portfolio turnover rate was 27% for 1994 and 21% for 1995. During the period December 27, 1994 (date of initial public offering) through November 30, 1995, the annualized portfolio turnover rates of the Global Bond Series and the Global Assets Series were 98% and 57%, respectively.
        The Manager and the Sub-Adviser use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager and the Sub-Adviser or their advisory clients. These services may be used by the Manager and the Sub-Adviser in servicing any of their respective accounts. Subject to best price and execution, the Manager and Sub-Adviser may consider a broker/dealer's sales of a Fund's shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.


Performance Information

        From time to time, each Fund may quote total return performance of its Classes in advertising and other types of literature. The Global Bond Series may also quote the yield of its Classes in advertising and other types of literature.
        Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year (or life of fund, if applicable) periods, as relevant. A Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information which includes deductions of the maximum front-end sales charge or any applicable CDSC.

        The current yield of each class of the Global Bond Series will be calculated by dividing the annualized net investment income earned by the Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.
        Because securities prices fluctuate, investment results of the Classes will fluctuate over time and past performance should not be considered as a representation of future results.

Distribution (12b-1) and Service

        The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), serves as the national distributor for each Fund under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995.

        The Company has adopted a separate distribution plan under Rule 12b-1 for each of a Fund's Class A Shares, Class B Shares and Class C Shares (the "Plans"). Each Plan permits a Fund to pay the Distributor from the assets of the respective Classes a monthly fee for its services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of Class A, Class B and Class C Shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, a Fund may make payments from the assets of the respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Company.
        The Plan expenses relating to each of the Class B Shares and Class C Shares of a Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.
        The aggregate fees paid by a Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed .30% of the Class A Shares' average daily net assets in any year, and 1% (.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes.
        The Plans do not apply to the Institutional Class of shares of any Fund. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the shares of the Institutional Class of any Fund.
        While payments pursuant to the Plans may not exceed .30% annually with respect to the Class A Shares and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The monthly fees paid to the Distributor are subject to the review and approval of the Company's unaffiliated directors, who may reduce the fees or terminate the Plans at any time.
        The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under separate Agreements dated October 25, 1991. The directors of the Company annually review service fees paid to the Transfer Agent.

        The Distributor and the Transfer Agent are also indirect, wholly-owned subsidiaries of DMH.

Expenses

        Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. The ratios of expenses to average daily net assets of the Class A Shares and the Class B Shares of the International Equity Series for the fiscal year ended November 30, 1995 were 2.07% and 2.77%, respectively. The annualized ratios of expenses to average daily net assets of the Class A Shares and the Class B Shares of the Global Bond Series for the period December 27, 1994 (date of initial public offering) through November 30, 1995 were 1.25% and 1.95%, respectively. The annualized ratios of expenses to average daily net assets of the Class A Shares and the Class B Shares of the Global Assets Series for the period December 27, 1994 (date of initial public offering) through November 30, 1995 were 1.25% and 1.95%, respectively. The ratios reflect the impact of each Class' 12b-1 Plan. The ratios for the Global Assets Series and the Global Bond Series also reflect the waiver of fees described above. The Company anticipates that the expense ratios for Class C Shares of a Fund will be identical to the expense ratios for Class B Shares of the same Fund.


Shares

        The Company is an open-end management investment company. The Company was organized as a Maryland corporation on May 30, 1991.
        The shares of each Fund have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. All Company shares have noncumulative voting rights which means that the holders of more than 50% of the Company's shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, the Company is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Company's shares may request that a special meeting be called to consider the removal of a director.
        The International Equity Series, the Global Bond Series and the Global Assets Series also offer, respectively, the International Equity Fund Institutional Class, the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class of shares as well as Class A Shares, Class B Shares and Class C Shares. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the International Equity Fund Institutional Class, the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class are not subject to, and may not vote on matters affecting, the 12b-1 Plans. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to the respective Class A Shares.

        Prior to September 6, 1994, the International Equity Fund A Class was known as the International Equity Fund class and the International Equity Fund Institutional Class was known as the International Equity Fund (Institutional) class.

                      APPENDIX A - INVESTMENT ILLUSTRATIONS
                               Global Bond Series
  Illustrations of the Potential Impact on Investment Based on Purchase Option
                                $10,000 Purchase

                Scenario 1                    Scenario 2                    Scenario 3                    Scenario 4
              No Redemption                Redeem 1st Year               Redeem 3rd Year               Redeem 5th Year
       ---------------------------   ---------------------------   ---------------------------   ---------------------------
Year   Class A   Class B   Class C   Class A   Class B   Class C   Class A   Class B   Class C   Class A   Class B   Class C
----   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 0      9,525    10,000    10,000      9,525   10,000    10,000      9,525   10,000    10,000     9,525    10,000    10,000
 1     10,192    10,630    10,630     10,192   10,230    10,530+    10,192   10,630    10,630    10,192    10,630    10,630
 2     10,905    11,300    11,300                                   10,905   11,300    11,300    10,905    11,300    11,300
 3     11,669    12,012    12,012                                   11,669   11,712    12,012+   11,669    12,012    12,012
 4     12,485    12,768    12,768                                                                12,485    12,768    12,768
 5     13,359    13,573    13,573                                                                13,359    13,373    13,573+
 6     14,294    14,428    14,428
 7     15,295    15,337    15,337
 8     16,366+   16,303    16,303
 9     17,511    17,444*   17,330
10     18,737    18,665*   18,422


* This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.


                                $250,000 Purchase

                  Scenario 1                     Scenario 2                      Scenario 3                    Scenario 4
                No Redemption                  Redeem 1st Year                 Redeem 3rd Year               Redeem 5th Year
        -----------------------------   ----------------------------    ---------------------------   ---------------------------
Year    Class A    Class B    Class C   Class A    Class B   Class C    Class A   Class B   Class C   Class A   Class B   Class C
----    -------    -------    -------   -------    -------   -------    -------   -------   -------   -------   -------   -------
 0      243,750    250,000    250,000   243,750    250,000   250,000    243,750   250,000   250,000   243,750   250,000   250,000
 1      260,813    265,750    265,750   260,813    255,750   263,250+   260,813   265,750   265,750   260,813   265,750   265,750
 2      279,069    282,492    282,492                                   279,069   282,492   282,492   279,069   282,492   282,492
 3      298,604    300,289    300,289                                   298,604   292,789   300,289+  298,604   300,289   300,289
 4      319,507+   319,207    319,207                                                                 319,507+  319,207   319,207
 5      341,872    339,318    339,318                                                                 341,872   334,318   339,318
 6      365,803    360,395    360,695
 7      391,409    383,418    383,418
 8      418,808    407,574    407,574
 9      448,124    436,104*   433,251
10      479,493    466,631*   460,546

*This assumes that Class B Shares convert to Class A Shares at the end of the eighth year.


Assumes a hypothetical return for Class A of 7% per year, a hypothetical return for Class B of 6.3% for years 1-8 and 7% for years 9-10, and a hypothetical return for Class C of 6.3%. Hypothetical returns vary due to the different expense structure for each Class and do not represent actual performance.
Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).
Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
Class C purchase assessed 1% CDSC upon redemption in year 1.
Figures marked "+" identify which class offers the greater return potential based on investment amount and holding period.

                      APPENDIX A - INVESTMENT ILLUSTRATIONS
                  International Equity and Global Asset Series
  Illustrations of the Potential Impact on Investment Based on Purchase Option
                                $10,000 Purchase

               Scenario 1                   Scenario 2                  Scenario 3                 Scenario 4
              No Redemption              Redeem 1st Year             Redeem 3rd Year            Redeem 5th Year
       ---------------------------  -------------------------   -------------------------  -------------------------
Year   Class A   Class B   Class C  Class A  Class B  Class C   Class A  Class B  Class C  Class A  Class B  Class C
----   -------   -------   -------  -------  -------  -------   -------  -------  -------  -------  -------  -------
 0       9,525    10,000    10,000    9,525   10,000   10,000     9,525   10,000   10,000    9,525   10,000   10,000
 1      10,478    10,930    10,930   10,478   10,530   10,830+   10,478   10,930   10,930   10,478   10,930   10,930
 2      11,525    11,946    11,946                               11,525   11,946   11,946   11,525   11,946   11,946
 3      12,678    13,058    13,058                               12,678   12,758   13,058+  12,678   13,058   13,058
 4      13,946    14,272    14,272                                                          13,946   14,272   14,272
 5      15,340    15,599    15,599                                                          15,340   15,399   15,599+
 6      16,874    17,050    17,050
 7      18,562    18,636    18,636
 8      20,418+   20,369    20,369
 9      22,459    22,405*   22,263
10      24,705    24,646*   24,333


*This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.


                                $250,000 Purchase

                  Scenario 1                      Scenario 2                      Scenario 3                    Scenario 4
                No Redemption                  Redeem 1st Year                 Redeem 3rd Year               Redeem 5th Year
        -----------------------------   ----------------------------    ---------------------------   ---------------------------
Year    Class A    Class B    Class C   Class A    Class B   Class C    Class A   Class B   Class C   Class A   Class B   Class C
----    -------    -------    -------   -------    -------   -------    -------   -------   -------   -------   -------   -------
 0      243,750    250,000    250,000   243,750    250,000   250,000    243,750   250,000   250,000   243,750   250,000   250,000
 1      268,125    273,250    273,250   268,125    263,250   270,750+   268,125   273,250   273,250   268,125   273,250   273,250
 2      294,938    298,662    298,662                                   294,938   298,662   298,662   294,938   298,662   298,662
 3      324,431    326,438    326,438                                   324,431   318,938   326,438+  324,431   326,438   326,438
 4      356,874+   356,797    356,797                                                                 356,874+  356,797   356,797
 5      392,562    389,979    389,979                                                                 392,562   384,979   389,979
 6      431,818    426,247    426,247
 7      475,000    465,888    465,888
 8      522,500    509,215    509,215
 9      574,750    560,137*   556,572
10      632,225    616,150*   608,333

*This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

Assumes a hypothetical return for Class A of 10% per year, a hypothetical return for Class B of 9.3% for years 1-8 and 10% for years 9-10, and a hypothetical return for Class C of 9.3% per year.
Hypothetical returns vary due to the different expense structures for each Class and do not represent actual performance.
Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).
Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
Class C purchase assessed 1% CDSC upon redemption in year 1.
Figures marked "+" identify which class offers the greater return potential based on investment amount and holding period

APPENDIX B--RATINGS


        The Global Assets Series has the ability to invest up to 15% of its net assets in high yield, high risk fixed income securities. The table set forth below shows asset composition, based on rating categories, of such securities held by the Fund. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of the Fund's high yield, high risk securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the fiscal year ended November 30, 1995. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

   Rating Moody's             Average Weighted
       and/or                   Percentage of
         S&P                      Portfolio

Baa/BBB                              0.44%
Ba/BB                                9.93%
B/B                                  1.74%
Not Rated/Other                      0.41%

General Rating Information


Bonds
        Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
        Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

---------------------------------------------------------

INTERNATIONAL EQUITY FUND
INSTITUTIONAL
GLOBAL BOND FUND INSTITUTIONAL
GLOBAL ASSETS FUND INSTITUTIONAL

---------------------------------------------------------


---------------------------------------------------------


P R O S P E C T U S

---------------------------------------------------------


JANUARY 31, 1996


    For more information contact Delaware Group at 800-828-5052.


INVESTMENT MANAGER
Delaware International Advisers Ltd.
Veritas House
125 Finsbury Pavement
London, England  EC2A 1NQ
SUB-ADVISER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103
NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103
SHAREHOLDER SERVICING, DIVIDEND
DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103
LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
One Commerce Square
Philadelphia, PA 19103
INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103
CUSTODIAN
Morgan Guaranty Trust Company of New York
60 Wall Street
New York, NY 10260

                                                DELAWARE
                                                GROUP
                                                --------

INTERNATIONAL EQUITY FUND INSTITUTIONAL                               PROSPECTUS
GLOBAL BOND FUND INSTITUTIONAL                                  JANUARY 31, 1996
GLOBAL ASSETS FUND INSTITUTIONAL


    ------------------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103


  For more information about the International Equity Fund Institutional Class, the Global Bond Fund Institutional Class and the Global Assets Fund
            Institutional Class call Delaware Group at 800-828-5052.

         Delaware Group Global & International Funds, Inc. (the "Company") is a professionally-managed mutual fund of the series type. This Prospectus describes shares of the International Equity Series, the Global Bond Series and the Global Assets Series (individually the "Fund" and collectively, the "Funds"). The International Equity Series' objective is to achieve long-term growth without undue risk to principal. This Fund seeks to achieve its objective by investing primarily in securities that provide the potential for capital appreciation and income. The Global Bond Series' objective is to achieve current income consistent with the preservation of principal. This Fund seeks to achieve its objective by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The Global Assets Series' objective is to achieve long-term total return. This Fund seeks to achieve its objective by investing in securities which, in Delaware International Advisers Ltd.'s ("Delaware International" or the "Manager") opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. This Fund will invest in both equity and fixed income securities. See Investment Objectives and Policies.

         The International Equity Series offers the International Equity Fund Institutional Class; the Global Bond Series offers the Global Bond Fund Institutional Class; and the Global Assets Series offers the Global Assets Fund Institutional Class (individually, the "Class" and collectively, the "Classes").

         Shares of each Class are available for purchase only by certain enumerated institutions and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a 12b-1 charge. See Buying Shares.

         This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. Part B of the Company's registration statement, dated January 31, 1996, as it may be amended from time to time, contains additional information about the Company and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Funds' financial statements appear in their Annual Report, which will accompany any response to requests for Part B.

         The International Equity Series also offers the International Equity Fund A Class, the International Equity Fund B Class and the International Equity Fund C Class. The Global Bond Series also offers the Global Bond Fund A Class, the Global Bond Fund B Class and the Global Bond Fund C Class and the Global Assets Series also offers the Global Assets Fund A Class, the Global Assets Fund B Class and the Global Assets Fund C Class. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS

Cover Page                              Buying Shares
 Synopsis                               Redemption and Exchange
Summary of Expenses                     Dividends and Distributions
Financial Highlights                    Taxes
Investment Objectives and Policies      Calculation of Net Asset Value Per Share
         Investment Strategy            Management of the Company
         Special Risk Considerations    Appendix A--Ratings


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE COMPANY ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE COMPANY ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Capitalization

         The Company offers the International Equity Series, consisting of the International Equity Fund A Class, the International Equity Fund B Class, the International Equity Fund C Class, and the International Equity Fund Institutional Class; the Global Bond Series, consisting of the Global Bond Fund A Class, the Global Bond Fund B Class, the Global Bond Fund C Class and the Global Bond Fund Institutional Class; and the Global Assets Series, consisting of the Global Assets Fund A Class, the Global Assets Fund B Class, the Global Assets Fund C Class and the Global Assets Fund Institutional Class. The Company has a present authorized capitalization of five hundred million shares of capital stock with a $.01 par value per share. Fifty million shares have been allocated to each of the A Class and the Institutional Class of shares of each Fund, and twenty-five million shares have been allocated to each of the B Class and C Class of shares of each Fund. See Shares under Management of the Company.


Investment Manager, Distributor and Service Agent

         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") is the investment manager for each Fund and, in that capacity, provides advice to each Fund with respect to its investments. Delaware Management Company, Inc. ("DMC" or the "Sub-Adviser") is the investment sub-adviser for the Global Assets Series and, in that capacity, provides advice with respect to that Fund's investment in U.S. securities. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Company and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing and transfer agent for the Company and for all of the other mutual funds in the Delaware Group. See Management of the Company.


Purchase Price
         Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Buying Shares.

Investment Objectives

         The investment objective of the International Equity Series is to achieve long-term growth without undue risk to principal. This Fund seeks to achieve its objective by investing primarily in equity securities that provide the potential for capital appreciation and income. The Fund is an international fund. As such, at least 65% of the Fund's assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. For further details, see Investment Objectives and Policies.


         The investment objective of the Global Bond Series is to achieve current income consistent with preservation of principal. This Fund seeks to achieve its objective by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The Fund is a global fund. As such, at least 65% of the Fund's assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. For further details, see Investment Objectives and Policies.


         The investment objective of the Global Assets Series is to achieve long-term total return. This Fund seeks to achieve its objective by investing in securities which, in the Manager's or Sub-Adviser's opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. The Fund will invest in both equity and fixed income securities. The Fund is a global fund. As such, at least 65% of the Fund's assets will be invested in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. It is anticipated that a portion of the Fund's assets may be invested in warrants. For further details, see Investment Objectives and Policies.


Open-End Investment Company

         The Company, which was organized as a Maryland corporation in 1991, is an open-end, registered management investment company. The International Equity Series operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). The Global Bond Series and the Global Assets Series operate as nondiversified funds as defined under the 1940 Act. See Shares under Management of the Company.


Investment Management Fees

         Delaware International furnishes investment management services to each Fund, subject to the supervision and direction of the Company's Board of Directors. Under the Investment Management Agreement between each Fund and Delaware International, the annual compensation paid to Delaware International is equal to .75% of a Fund's average daily net assets, less a proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. The fees paid to Delaware International are higher than the investment advisory fees paid by most investment companies. Delaware International believes that its fees are in line with the fees paid by other similar funds. Delaware International has entered into a sub-advisory agreement with DMC with respect to the management of the Global Assets Series' investments in high yield, high risk U.S. securities. DMC will receive from Delaware International 25% of the investment management fees under Delaware International's Investment Management Agreement with the Company on behalf of the Global Assets Series. See Management of the Company.


Redemption and Exchange
         Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Risk Factors
         Prospective investors should consider a number of factors:

         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risk and opportunity not typically associated with investing in United States companies. See Special Risk Considerations.


         2. Each Fund may invest in repurchase agreements (which involve risks of loss if a seller defaults on its obligation under the agreement). See Repurchase Agreements under Investment Strategy.

         3. Each Fund may lend portfolio securities to creditworthy institutions; the principal risk to the Fund is the risk that the borrower fails to return the borrowed security. The Fund will require borrowers to deliver collateral to the Fund before lending securities. See Portfolio Loan Transactions under Investment Strategy.

         4. Each Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility and, in connection with futures transactions, will maintain certain collateral in special accounts established by futures commission merchants in the care of the Morgan Guaranty Trust Company of New York (the "Custodian Bank"). While the Funds do not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments by the Funds, and an investor should carefully review the descriptions of such in this Prospectus. The Company is not registered as a commodity pool operator nor is the Manager registered as a commodities trading adviser, in reliance upon various exemptive rules. Certain options and futures may be considered to be derivative securities. See Options and Futures Contracts and Options on Futures Contracts under Investment Strategy and Special Risk Considerations.

         5. The Global Bond Series may invest in interest rate swaps for hedging purposes which could subject the Fund to increased risks. Interest rate swaps may be considered to be derivative securities. See Interest Rate Swaps under Investment Strategy and Special Risk Considerations.

         6. The Global Assets Series may invest up to 15% of its assets in high yield, high risk U.S. securities ("junk bonds"). Greater risks may be involved with an investment in this Fund. See High Yield, High Risk Securities under Investment Strategy.

         7. Each Fund may invest in the markets of certain emerging countries which may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European markets. See Special Risk Considerations.

         8. While the Global Bond Series and the Global Assets Series each intend to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"), neither Fund will be diversified under the 1940 Act. Thus, while at least 50% of a Fund's total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of a Fund's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of a Fund's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

SUMMARY OF EXPENSES

                                                                                         International
                                                                                          Equity Fund
                                      Shareholder Transaction Expenses                Institutional Class
               ------------------------------------------------------------------------------------------
               Maximum Sales Charge Imposed on Purchases
               (as a percentage of offering price).........................................       None

               Maximum Sales Charge Imposed on Reinvested Dividends
               (as a percentage of offering price).........................................       None

               Redemption Fees.............................................................       None*

               Exchange Fees...............................................................       None**

                                          Annual Operating Expenses              International Equity Fund
                                (as a percentage of average daily net assets)       Institutional Class
               ------------------------------------------------------------------------------------------


               Management Fees (after voluntary waiver)....................................       0.53%***
               12b-1 Fees..................................................................       None
               Other Operating Expenses....................................................       1.02%***

                    Total Operating Expenses (after voluntary waiver)......................       1.55%***
                                                                                                  =====



                                                                                        Global Bond Fund
                                      Shareholder Transaction Expenses                 Institutional Class
               ------------------------------------------------------------------------------------------

               Maximum Sales Charge Imposed on Purchases
               (as a percentage of offering price).........................................       None

               Maximum Sales Charge Imposed on Reinvested Dividends
               (as a percentage of offering price).........................................       None

               Redemption Fees.............................................................       None*

               Exchange Fees...............................................................       None**

                                          Annual Operating Expenses                     Global Bond Fund
                                (as a percentage of average daily net assets)          Institutional Class
               ------------------------------------------------------------------------------------------

               Management Fees (after voluntary waiver)....................................       0.00%****
               12b-1 Fees..................................................................       None
               Other Operating Expenses (after reimbursements).............................       0.95%****
                                                                                                  ----
                    Total Operating Expenses (after voluntary waiver and reimbursements)...       0.95%****

                                                                                                  =====

                                                                                       Global Assets Fund
                                      Shareholder Transaction Expenses                 Institutional Class
               ------------------------------------------------------------------------------------------
               Maximum Sales Charge Imposed on Purchases
               (as a percentage of offering price).........................................       None

               Maximum Sales Charge Imposed on Reinvested Dividends
               (as a percentage of offering price).........................................       None

               Redemption Fees.............................................................       None*

               Exchange Fees...............................................................       None**

                                          Annual Operating Expenses                     Global Assets Fund
                                (as a percentage of average daily net assets)          Institutional Class
               ------------------------------------------------------------------------------------------


               Management Fees (after voluntary waiver)....................................       0.00%****
               12b-1 Fees..................................................................       None
               Other Operating Expenses (after reimbursements).............................       0.95%****
                                                                                                  ----
                    Total Operating Expenses (after voluntary waiver)......................       0.95%****
                                                                                                  =====




         The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.


         *CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

         **Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.


         ***Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Series and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waiver and reimbursements) of the International Equity Fund Institutional Class do not exceed 1.55% through May 31, 1996. Total Operating Expenses assume that the voluntary waiver has been in effect. Total Operating Expenses (as a percentage of average daily net assets) for the fiscal year ended November 30, 1995 were 1.77% for the International Equity Fund Institutional Class, reflecting Management Fees of 0.74%. Total Operating Expenses for the International Equity Series will be lowered to the amount noted in the previous sentence as a result of the voluntary waiver.

         ****Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Global Bond Series and the Global Assets Series and to reimburse a Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waiver) of the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class do not exceed 0.95% through May 31, 1996. Total Operating Expenses assume that the voluntary waiver has been in effect. Absent the voluntary fee waiver and reimbursement, Total Operating Expenses (as a percentage of average daily net assets) for the period December 27, 1994 (date of initial public offering) through November 30, 1995 would have been 7.25% for the Global Assets Fund Institutional Class and 12.04% for the Global Bond Fund Institutional Class, reflecting Management Fees of 0.56% for the Global Assets Fund Institutional Class and 0.40% for the Global Bond Fund Institutional Class.

         See International Equity Fund A Class, International Equity Fund B Class, International Equity Fund C Class, Global Bond Fund A Class, Global Bond Fund B Class, Global Bond Fund C Class, Global Assets Fund A Class, Global Assets Fund B Class and Global Assets Fund C Class for expense information about those classes.


         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.


International Equity          1 year          3 years           5 years          10 years
                              ------          -------           -------          --------
Fund Institutional Class        $16             $49               $84              $185


Global Bond Fund              1 year          3 years           5 years          10 years
                              ------          -------           -------          --------
Institutional Class             $10             $30               $53              $117

Global Assets Fund            1 year          3 years           5 years          10 years
                              ------          -------           -------          --------
Institutional Class             $10             $30               $53              $117


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of the International Equity Series, Global Bond Series and Global Assets Series of the Delaware Group Global & International Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about each Fund's performance is contained in its Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of Ernst & Young LLP) may be obtained from the Company upon request at no charge.


--------------------------------------------------------------------------------


                                                                                 International Equity Series
                                                                                  Institutional Class Shares
                                                           ----------------------------------------------------------------------
                                                                                            Period                  Period
                                                                                          11/9/92(1)    Year     10/31/91(2)(3)
                                                                         Year Ended         through    Ended        through
                                                           11/30/95  11/30/94   11/30/93   11/30/92   11/30/92(2)   11/30/91

Net Asset Value, Beginning of Period...................... $11.970   $11.290    $9.590     $9.520     $9.650       $10.000

Income From Investment Operations
---------------------------------
Net Investment Income.....................................   0.323     0.166     0.594      0.021      0.162        (0.004)
Net Gains (Losses) on Securities
          (both realized and unrealized)..................   0.637     0.899     1.581      0.049     (0.172)       (0.346)
                                                             -----     -----     -----      -----    -------       -------
    Total From Investment Operations......................   0.960     1.065     2.175      0.070     (0.010)       (0.350)
                                                             -----     -----     -----      -----     -------      -------

Less Distributions
------------------
Dividends From Net Investment Income......................  (0.220)   (0.245)   (0.475)      none      (0.050)         none
Distributions From Capital Gains..........................  (0.470)   (0.140)     none       none        none          none
Returns of Capital........................................    none      none      none       none        none          none
                                                              ----      ----      ----       ----        ----          ----
    Total Distributions...................................  (0.690)   (0.385)   (0.475)      none      (0.050)         none
                                                            -------   -------   -------      ----     -------          ----

Net Asset Value, End of Period............................ $12.240   $11.970   $11.290     $9.590      $9.590        $9.650
                                                           =======   =======   =======     ======      ======        ======

----------------------------------------------------------
Total Return   ...........................................   8.46%     9.47%(4)  23.52%(4)  (0.15%)(4)  (0.15%)(4)(5) (3.50%)(4)(5)
------------
--------------------------------------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted)................. $11,660    $7,613     $3,959    $1,120      $4,604         $723
Ratio of Expenses to Average Daily Net Assets.............   1.77%     1.26%      0.95%     0.95%       1.25%           (3)
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................   1.77%     1.52%      1.86%     5.37%       5.67%          ---
Ratio of Net Investment Income to Average Daily Net Assets   2.87%     1.52%      4.21%     2.74%       2.44%          (3)
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................   2.87%     1.26%      3.30%    (1.70%)      2.00%          ---
Portfolio Turnover Rate...................................     21%       27%        24%       12%         12%          (3)


------------
(1) The per share data are derived from the International Equity Fund Institutional Class (formerly known as International Equity Fund (Institutional) class) which commenced operations on November 9, 1992. Ratios for the period November 9, 1992 through November 30, 1992 have been annualized and the total return reflects the performance of the International Equity Fund A Class from December 1, 1991 to November 8, 1992 and the performance of the International Equity Fund Institutional Class from November 9, 1992 to November 30, 1992.

(2) The per share data for the International Equity Fund Institutional Class are derived from the International Equity Fund A Class (formerly known as International Equity Fund class) and reflect the impact of Rule 12b-1 distribution expenses paid by the International Equity Fund A Class. International Equity Fund Institutional Class shares are not subject to Rule 12b-1 distribution expenses and, beginning November 9, 1992, the per share data do not reflect the deduction of such expenses. Total return has been annualized.

(3) Date of initial sale of the International Equity Fund A Class. The ratios of expenses and net investment income to average daily net assets and portfolio turnover have been omitted as management believes such ratios for this relatively short period are not meaningful.

(4) Total return reflects the voluntary fee waiver described under Management of the Company.

(5) Does not reflect maximum front-end sales charge, currently 5.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase.

GLOB-CHT

                                                      Global Bond Series
                                                  Institutional Class Shares
                                                  --------------------------

                                                            Period
                                                          12/27/94(1)
                                                            through
                                                           11/30/95

Net Asset Value, Beginning of Period...................... $10.000

Income From Investment Operations
---------------------------------
Net Investment Income.....................................   0.782
Net Gains (Losses) on Securities
          (both realized and unrealized)..................   1.088
                                                             -----
    Total From Investment Operations......................   1.870
                                                             -----
Less Distributions
------------------
Dividends From Net Investment Income......................  (0.600)
Distributions From Capital Gains..........................    none
Returns of Capital........................................    none

    Total Distributions...................................  (0.600)
                                                           -------

Net Asset Value, End of Period............................ $11.270
                                                           =======

----------------------------------------------------------
Total Return(2)...........................................   19.21%(2)

----------------------------------------------------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (000's omitted).................     $897
Ratio of Expenses to Average Daily Net Assets.............    0.95%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................   12.04%
Ratio of Net Investment Income to Average Daily Net Assets    8.00%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................   (3.09%)
Portfolio Turnover Rate...................................      98%

------------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Total return reflects the voluntary fee waiver described under Management of the Company.

                                                     Global Assets Series
                                                  Institutional Class Shares
                                                  --------------------------

                                                            Period
                                                          12/27/94(1)
                                                            through
                                                           11/30/95

Net Asset Value, Beginning of Period...................... $10.000

Income From Investment Operations
---------------------------------
Net Investment Income.....................................   0.473
Net Gains (Losses) on Securities
          (both realized and unrealized)..................   1.697
                                                             -----
    Total From Investment Operations......................   2.170
                                                             -----

Less Distributions
------------------
Dividends From Net Investment Income......................  (0.240)
Distributions From Capital Gains..........................    none
Returns of Capital........................................    none
                                                           -------

    Total Distributions...................................  (0.240)
                                                           -------

Net Asset Value, End of Period............................ $11.930
                                                           =======

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Total Return(2)...........................................   21.88%(2)

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Ratios/Supplemental Data
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Net Assets, End of Period (000's omitted).................   $2,191
Ratio of Expenses to Average Daily Net Assets.............   0.95%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................   7.25%
Ratio of Net Investment Income to Average Daily Net Assets   5.05%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................  (1.25%)
Portfolio Turnover Rate...................................     57%

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(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Total return reflects the voluntary fee waiver described under Management of the Company.

INVESTMENT OBJECTIVES AND POLICIES

          The objective of the International Equity Series is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. The Fund is an international fund. Under normal circumstances, at least 65% of the Fund's assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States.

          The objective of the Global Bond Series is to achieve current income consistent with the preservation of investors' principal. The Fund seeks to achieve this objective by investing primarily in fixed income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Under normal circumstances, at least 65% of the Fund's assets will be invested in the fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

          The objective of the Global Assets Series is to achieve long-term total return for investors. The Fund seeks to achieve this objective by investing in securities which, in the Manager's or Sub-Adviser's opinion, will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. The Fund is a global fund. Under normal circumstances, at least 65% of the Fund's assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

          Each Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, the International Equity Series will operate as a diversified fund and the Global Bond Series and the Global Assets Series will each operate as a nondiversified fund.

INVESTMENT STRATEGY
          International Equity Series--The Fund will attempt to achieve its objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identifying currencies and markets that are overvalued or undervalued relative to the U.S. dollar.

          With a dividend discount analysis, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The Manager uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued. The Fund may also invest in sponsored or unsponsored American Depository Receipts or European Depository Receipts.

          While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment the Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

          The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. See Rule 144A Securities. The Fund may invest no more than 10% of the value of its net assets in illiquid securities. The Fund will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.

          For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. Government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. Government, or issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by Standard & Poor's Ratings Group ("S&P"), or Aa or better by Moody's Investors Service, Inc. ("Moody's"), or if unrated, will be determined to be of comparable quality by the Manager. For example, the Fund may enter the global fixed income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. In addition, the Fund may invest in the U.S. fixed income markets for temporary defensive purposes when the Manager believes that the international equity and fixed income markets are evidencing such excessive volatility or overvaluation. The Fund may also invest in the securities listed for defensive investing pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

          Global Bond Series--The Fund will attempt to achieve its objective by investing at least 65% of its assets in a broad range of fixed income securities, including foreign and U.S. Government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's, or if unrated, are deemed to be of comparable quality by the Manager. The Fund may also invest in zero coupon bonds and in the debt securities of supranational entities denominated in any currency. Generally, the value of fixed income securities moves inversely to the movement of market interest rates. The value of the Fund's portfolio securities and, thus, an investor's shares will be affected by changes in such rates.


          Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Fund currently anticipates that a large percentage of its assets will be invested in U.S. and foreign government securities and securities of supranational entities.

          With respect to U.S. Government securities, the Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. Government which are available for purchase by the Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others.

          With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the Manager to be of comparable quality.

          From time to time, the Fund may find opportunities to pursue its objective outside of the fixed income markets, but in no event will such investments exceed 5% of the Fund's net assets.

          The Fund may also invest in sponsored or unsponsored American Depository Receipts or European Depository Receipts. While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment the Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

          The Fund may invest in restricted securities, including Rule 144A Securities. See Rule 144A Securities. The Fund may invest no more than 10% of the value of its net assets in illiquid securities. The Fund will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.


          It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, the Manager anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if the Manager anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.

          Global Assets Series--The Fund will attempt to achieve its objective by investing in a broad range of equity and fixed income securities. In selecting securities investments for the Fund, the Manager will consider an issuer's competitive position, cost structure and liquidity. Equity securities in which the Fund may invest include convertible securities, common stocks, preferred stocks and warrants issued in foreign countries or in the United States. In selecting equity securities in which the Fund may invest, the Manager will use a dividend discount analysis and a purchasing power parity approach.


          Generally, fixed income securities in which the Fund may invest include foreign and U.S. Government securities and debt obligations of foreign and U.S. companies which are investment grade as determined by any nationally-recognized statistical rating organization, such as those rated BBB or better by S&P, or Baa or better by Moody's, or if unrated, are determined to be of comparable quality by the Manager. Debt obligations rated BBB and Baa have speculative characteristics. However, the Fund may also invest up to 15% of its net assets in high yield, high risk U.S. fixed income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager or Sub-Adviser to be of equivalent quality. The Fund will not invest in securities which are rated lower than C by S&P or Ca by Moody's or, if unrated, are considered by the Manager or Sub-Adviser to be of a quality that is lower than such ratings. See Appendix A - Ratings to this Prospectus for more rating information. Fixed income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. See High Yield, High Risk Securities. With respect to U.S. Government securities, the Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the United States government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States.

          With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Fund will invest only in such securities if they have been rated AAA or AA by S&P, or Aaa or Aa by Moody's, or, if unrated, have been determined by the Manager to be of comparable quality.

          It is anticipated that a portion of the Fund's assets may be invested in warrants. Warrants permit the Manager to establish an equity position in selected securities by committing a lower proportion of the portfolio to equities. The Manager's intention is to invest the difference between the cost of the warrant and the equivalent equity security in high quality debt instruments. The Fund may, at any given time, be fully invested in either the equity or fixed income markets, depending upon investment opportunities available in each.

          The Fund may also invest in zero coupon bonds and in the debt securities of supranational entities denominated in any currency. See Global Bond Series.

          The Fund may also invest in sponsored or unsponsored American Depository Receipts or European Depository Receipts. While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging growth countries, it is currently anticipated that the countries in which the Fund may invest in addition to the United States, will include, but are not limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Greece, Japan, Australia, Hong Kong, Singapore/Malaysia, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand. With respect to certain countries, namely Korea and Taiwan, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment the Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

          The Fund may invest in restricted securities, including Rule 144A Securities. See Rule 144A Securities. The Fund may invest no more than 10% of the value of its net assets in illiquid securities. The Fund will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.

High Yield, High Risk Securities
          The Global Assets Series may invest up to 15% of its assets in high yield, high risk U.S. fixed income securities (commonly known as junk bonds). In the past, in the opinions of the Manager and the Sub-Adviser, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager and the Sub-Adviser intend to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

          Medium- and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

          The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Foreign Currency Transactions
          Although the Company values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

          A Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

          When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

          A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

          At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

          A Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put. See Special Risk Considerations.

Repurchase Agreements
          Each Fund also may use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help a Fund to invest cash on a temporary basis. A Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, a Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Board of Directors of the Company, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Portfolio Loan Transactions
          Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

          The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Borrowings
          Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while a Fund has an outstanding borrowing.

Rule 144A Securities
          While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

          If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a Fund's 10% limit on investment in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Options
          The Manager may employ options techniques in an attempt to protect arppreciation attained and to take advantage of the liquidity available in the options market. Each Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund may also purchase put options on such securities and indices and enter into related closing transactions.


          A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. A Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

          A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.


          An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.


          Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

          Each Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. A Fund will only invest in such options to the extent consistent with its 10% limit on investment in illiquid securities. See Special Risk Considerations.

Futures Contracts and Options on Futures Contracts
          The principal purpose of the purchase or sale of futures contracts for a Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

          Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. A Fund may enter into futures contracts and options thereon to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 20% of its assets.

          A Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. See Special Risk Considerations.

Interest Rate Swaps

          In order to attempt to protect the Global Bond Series' investments from interest rate fluctuations, the Fund may engage in interest rate swaps. The Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if the Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

          The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging the Fund's investments, the Manager and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If the Fund enters into an interest rate swap on other than a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap.


                                      * * *


          Each Fund's investment objective, the Company's designation as an open-end investment company, the International Equity Series' designation as a diversified fund, the Global Bond and the Global Assets Series' designations as nondiversified funds, and their policies concerning portfolio lending, borrowing and concentration may not be changed unless authorized by the vote of a majority of that Fund's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of a Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Funds which may not be changed without a majority shareholder vote. A brief discussion of those factors that materially affected each Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.

          The remaining investment policies are not fundamental and may be changed by the Board of Directors of the Company without a shareholder vote. See Special Risk Considerations.


SPECIAL RISK CONSIDERATIONS

          Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Fund, nor can there be any assurance that the Fund's investment objective will be attained.

          Each Fund has the right to purchase securities in any foreign country, developed and underdeveloped, or emerging growth countries. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries, there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

          Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which a Fund may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

          In purchasing put and call options, the premium paid by a Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option.

          To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

          As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.


          With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.


          It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

          The Global Bond and Global Assets Series may also invest in zero coupon bonds. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

          The use of interest rate swaps by the Global Bond Series involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.


          The Global Assets Series may invest up to 15% of its net assets in high yield, high risk U.S. fixed income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager or Sub-Adviser to be of equivalent quality. See Global Assets Series and High Yield, High Risk Securities. Fixed income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.


          While the Global Bond and the Global Assets Series each intend to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Code, neither will be diversified under the 1940 Act. Thus, while at least 50% of each such Fund's total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Fund's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

BUYING SHARES


          The Distributor serves as the national distributor for the Company. Shares of each Class may be purchased directly by contacting the Company or its agent or through authorized investment dealers. All purchases of shares of each Class are made at net asset value. There is no front-end or contingent deferred sales charge.


          Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of a Class as part of their retirement program should contact their employer for details.

          Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of DMC or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of DMC or its affiliates and those having client relationships with Delaware Investment Advisers, a division of DMC or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) banks, trust companies and similar financial institutions investing for their own account or for the account of their trust customers for whom such financial institution is exercising investment discretion in purchasing shares of a Class; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net- worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


International Equity Fund A Class, International Equity Fund B Class, International Equity Fund C Class, Global Bond Fund A Class, Global Bond Fund B Class, Global Bond Fund C Class, Global Assets Fund A Class, Global Assets Fund B Class and Global Assets Fund C Class

          In addition to offering the International Equity Fund Institutional Class, the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class of shares, the respective Funds also offer the International Equity Fund A Class, the International Equity Fund B Class and the International Equity Fund C Class, the Global Bond Fund A Class, the Global Bond Fund B Class and the Global Bond Fund C Class, and the Global Assets Fund A Class, the Global Assets Fund B Class and the Global Assets Fund C Class, which are described in a separate prospectus relating only to those classes. Shares of such classes may be purchased through authorized investment dealers or directly by contacting the Company or its agent. The International Equity Fund A Class, the Global Bond Fund A Class and the Global Assets Fund A Class carry a front-end sales charge and have annual 12b-1 expenses equal to a maximum of .30%. The maximum front-end sales charge as a percentage of the offering price of the International Equity Fund A Class, the Global Bond Fund A Class and the Global Assets Fund A Class is 4.75% and is reduced on certain transactions of $100,000 or more. The

International Equity Fund B Class, International Equity Fund C Class, Global Bond Fund B Class, Global Bond Fund C Class, Global Assets Fund B Class and Global Assets Fund C Class have no front-end sales charge, but are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of the International Equity Fund B Class, International Equity Fund C Class, Global Bond Fund B Class, Global Bond Fund C Class, Global Assets Fund B Class, Global Assets Fund C Class and certain shares of the International Equity Fund A Class, Global Bond Fund A Class and Global Assets Fund A Class may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to those classes, contact the Distributor by writing to the address or by calling the phone number listed on the cover of this Prospectus.


HOW TO BUY SHARES

          The Company makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of each Class.

Investing Directly by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Class selected (for example, if you want to purchase shares of the Institutional Class of the International Equity Series, make the check payable to the International Equity Fund Institutional Class) to 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Class selected. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
          You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 0114-2596 (include your name(s) and your account number for the Class in which you are investing).


1. Initial Purchases--Before you invest, telephone the Company's Client Services Department to get an account number at 800-828-5052. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to the Class selected by you, to 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange

          If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of a Class, you may write and authorize an exchange of part or all of your investment into the Class. However, shares of the International Equity Fund B Class, the International Equity Fund C Class, the Global Bond Fund B Class, the Global Bond C Class, the Global Assets Fund B Class and the Global Assets Fund C Class and the Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Classes. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information.

Investing through Your Investment Dealer
          You can make a purchase of Class shares through most investment dealers who, as part of the service they provide, must promptly transmit orders to the Company. They may charge for this service.

Purchase Price and Effective Date
          The purchase price (net asset value) of the shares of each Fund is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

          The effective date of a purchase made through an investment dealer is the date the order is received by the Company. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
          The Company reserves the right to reject any purchase or exchange. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Company can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Company reserves the right to reject purchases by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

          The Company also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

          Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.


          Your shares will be redeemed or exchanged at a price based on the net asset value next determined after we receive your request in good order. Redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under Buying Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your Class account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may also request a redemption or an exchange by calling the Company at 800-828-5052.

          The Company will honor written redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. The Company will not honor telephone redemptions for shares recently purchased by check unless it is reasonably satisfied that the purchase check has cleared. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Company reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

          Shares of a Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Classes, such shares will be exchanged at net asset value. Shares of a Class may not be exchanged into the Class B Shares or Class C Shares of the funds in the Delaware Group. The Company may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

          Various redemption and exchange methods are outlined below. No fee is charged by the Company or the Distributor for redeeming or exchanging your shares. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

          All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Company or its agent.


          All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

Written Redemption and Exchange

          You can write to the Company at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your Class shares or to request an exchange of any or all your Class shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.


          For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Company requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Company reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Company may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

          The redemption request is effective at the net asset value next determined after it is received in good order. Payment is normally mailed the next business day, but no later than seven days, after receipt of your redemption request. The Company issues certificates for Class shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.

          Shareholders also may submit their written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.


Telephone Redemption and Exchange

          To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may only redeem or exchange by written request and you must return your certificates.

          The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Company in writing that you do not wish to have such service available with respect to your account. The Company reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Company by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

          Neither the Company nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Company will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Company or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


Telephone Redemption-Check to Your Address of Record
          You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day, but no later than seven days, after receipt of the request.

Telephone Redemption-Proceeds to Your Bank
          Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, the Company requires a written authorization and may require that you have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day, but no later than seven days, after receipt of your request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.


Telephone Exchange
          You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS


          The Company declares a dividend on each Fund to all shareholders of record of the Classes of that Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under Buying Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

          The International Equity Series and the Global Assets Series will normally declare and make payments from net investment income on a quarterly basis. The Global Bond Series will normally declare and make payments from net investment income on a monthly basis. Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.

          Each class of each Fund will share proportionately in the investment income and expenses of that Fund, except that the Classes will not incur any distribution fee under the Company's 12b-1 Plans which apply to the International Equity Fund A Class, B Class and C Class, the Global Bond Fund A Class, B Class and C Class, and the Global Assets Fund A Class, B Class and C Class.


          Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.


          In addition to the dividends from net investment income and distributions from realized securities profits that a Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, a Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

TAXES


          Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, each Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

          Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, even though received in additional shares. It is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deduction for corporations.

          Distributions paid by a Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. A Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

          Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the year declared.

          The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Any loss incurred on sale or exchange of a Fund's shares which had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

          A Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by a Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.

          In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes. Shares of a Fund are exempt from Pennsylvania county personal property taxes.

          Each year, the Company will mail you information on the tax status of a Fund's dividends and distributions. You will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. Government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

          The Company is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

          The tax discussion set forth above is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

          See Accounting and Tax Issues in Part B for additional information on tax matters relating to the Funds and their shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE


          The purchase and redemption price of Class shares is the net asset value ("NAV") per share of the Class next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange, (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

          The NAV per share for each Fund is computed by adding the value of all securities and other assets in a Fund's portfolio, deducting any liabilities of that Fund (expenses and fees are accrued daily) and dividing by the number of that Fund's shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by the Company's Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by the Company's Board of Directors.

          A Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as Saturday). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders have no access to the Funds.

          Each share of a Fund's four classes will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Classes will not incur any of the expenses under the respective Fund's 12b-1 Plans and the International Equity Fund A, B and C Classes, the Global Bond Fund A, B and C Classes, and the Global Assets Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of and dividends paid to each class of a particular Fund will vary.

MANAGEMENT OF THE COMPANY


Directors

          The business and affairs of the Company are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.


Investment Manager and Sub-Adviser

          Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Company. Delaware International is affiliated with Delaware Management Company, Inc. ("DMC" or the "Sub-Adviser") which manages the U.S. securities portion of the Global Assets Series.

          DMC and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1995, Delaware International and DMC were supervising in the aggregate more than $27 billion in assets in various institutional (approximately $17,389,902,000) and investment company (approximately $10,383,560,000) accounts.

          DMC is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). Delaware International is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, the Manager and the Sub-Adviser are now wholly-owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between the Company on behalf of each Fund and the Manager and a new Sub-Advisory Agreement between the Manager on behalf of the Global Assets Series and the Sub-Adviser were executed following shareholder approval.

          The Manager manages each Fund's investments and for its services, the Manager is paid an annual fee equal to .75% of a Fund's average daily net assets, less a proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. Beginning December 1, 1995, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Series to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the International Equity Fund Institutional Class does not exceed 1.55% through May 31, 1996. From June 1, 1994 through November 30, 1994, Delaware International had elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Series to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Class did not exceed 1.50%. Prior to June 1, 1994, a waiver and reimbursement commitment was in place to ensure expenses did not exceed 0.95% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses). Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Global Bond Series and the Global Assets Series to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class do not exceed 0.95% through May 31, 1996. The investment management fees payable to Delaware International by the Funds are higher than those paid by most investment companies, but Delaware International believes they are in line with fees paid by other similar funds. With respect to the International Equity Series, the investment management paid for the fiscal year ended November 30, 1995 was 0.74% of average daily net assets. With respect to the Global Bond Series, the investment management fee earned for the fiscal year ended November 30, 1995 was 0.40%, annualized, of average daily net assets. With respect to the Global Assets Series, the investment management fee earned for the fiscal year ended November 30, 1995 was 0.56%, annualized, of average daily net assets. The Manager has offices located at Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.


          Subject to the overall supervision of the Manager, the Sub-Adviser manages the U.S. securities portion of the Global Assets Series' portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to U.S. securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a monthly fee equal to 25% of the fee paid to the Manager under the terms of the Investment Management Agreement.


          Clive A. Gillmore has primary responsibility for making day-to-day investment decisions for the International Equity Series and the Global Assets Series. He has been the senior portfolio manager for these Funds since their inception. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined the Delaware Group in 1990 after eight years of investment experience. His most recent position prior to joining the Delaware Group was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program.

          In making investment decisions for these Funds, Mr. Gillmore regularly consults with an international equity team of seven members, three of whom research the Pacific Basin and four of whom research the European Markets. Mr. Gillmore also regularly consults with David G. Tilles. Mr. Tilles, who is Chief Investment Officer for Delaware International, is a graduate of the University of Warwick with a BS in management sciences. Before joining the Delaware Group in 1990, he was Chief Investment Officer of Hill Samuel Investment Advisers Ltd. He is a member of the Institute of Investment Management & Research and the Operational Research Society.

          George H. Burwell has responsibility formaking investment decisions for the U.S. equity portion of the Global Assets Series and has had such responsibility for this Fund since its inception. Mr. Burwell holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a Chartered Financial Analyst.

          In making investment decisions for this Fund, Mr. Burwell regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork is Chairman of DMC and the Company's Board of Directors and a member of the Board of DMC and the Manager. He is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's

Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an executive vice president of the Company in 1994. He is also a member of the Board of Directors of DMC and the Manager and was named an executive vice president of DMC in 1994.

          Paul A. Matlack and Gerald T. Nichols have responsibility for making investment decisions for the high-yield securities portion of the Global Assets Series. They have had such responsibility since the Fund's inception. A Chartered Financial Analyst, Mr. Matlack is a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank.


          Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Delaware Group, he was a high-yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a Chartered Financial Analyst.


          In making investment decisions for this Fund, Mr. Matlack and Mr. Nichols regularly consult with Paul E. Suckow. Mr. Suckow is DMC's Chief Investment Officer for Fixed Income. A Chartered Financial Analyst, he is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation.

          Ian G. Sims has primary responsibility for making day-to-day investment decisions for the Global Bond Series. He has been the senior portfolio manager for this Fund since its inception. Mr. Sims is a graduate of the University of Newcastle-Upon-Tyne. He joined Delaware International in 1990 as a senior international fixed income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed income manager. Prior to joining Delaware International, he was a senior fixed income and currency portfolio manager with Hill Samuel Investment Advisers Ltd.

          In making investment decisions for the Global Bond Series, Mr. Sims regularly consults with Hywel Morgan and Christopher A. Moth. Mr. Morgan was educated at the University of Wales and was subsequently an Economics Lecturer at Dundee University. Prior to joining Delaware International, he was Associate Director of the international fixed income department and head of the credit review committee at Hill Samuel Investment Management responsible for over $500 million in multi-currency fixed interest accounts. His prior experience included working as an economic adviser for Credit Suisse and the Economic Intelligence Unit. Mr. Morgan started his business career as a Corporate Economist & Strategist at Ford of Europe and Esso Petroleum. Mr. Moth is a graduate of The City University London. Mr. Moth joined Delaware in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance & Investment from the Institute of Actuaries in London.


Portfolio Trading Practices

          A Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by the Fund's shareholders to the extent of any net realized capital gains. It is anticipated that the portfolio turnover rate of each Fund will not exceed 100%. During the past two fiscal years, the International Equity Series' portfolio turnover rates were 27% for 1994 and 21% for 1995. During the period December 27, 1994 (date of initial public offering) through November 30, 1995, the annualized portfolio turnover rates of the Global Bond Series and the Global Assets Series were 98% and 57%, respectively.

          The Manager and the Sub-Adviser use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager and the Sub-Advisor or their advisory clients. These services may be used by the Manager and the Sub-Adviser in servicing any of their accounts. Subject to best price and execution, the Manager and the Sub-Adviser may consider a broker/dealer's sales of a Fund's shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.


Performance Information

          From time to time, each Fund may quote total return performance of its respective Class in advertising and other types of literature. The Global Bond Series may also quote the yield of its Class in advertisements and other types of literature.

          Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year (or life of fund, if applicable) periods. A Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.


          The current yield will be calculated by dividing the annualized net investment income earned by the Global Bond Fund Institutional Class during a recent 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

          Because securities prices fluctuate, investment results of the Classes will fluctuate over time and past performance should not be considered as a representation of future results.

Statements and Confirmations

          You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of distributions. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Company
          Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. The Company's fiscal year ends on November 30.

Distribution and Service
          The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), serves as the national distributor for each Fund under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.

          The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under separate Agreements dated October 25, 1991. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

          The Distributor and the Transfer Agent are indirect, wholly-owned subsidiaries of DMH.

Expenses
          Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. The ratio of expenses to average daily net assets for the International Equity Fund Institutional Class was 1.77% for the fiscal year ended November 30, 1995. The ratio of expenses to average daily net assets for each of the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class from December 27, 1994 (date of initial public offering) through November 30, 1995 was 0.95%, annualized, reflecting the waiver of fees described above.

Shares
          The Company is an open-end management investment company. The Company was organized as a Maryland corporation on May 30, 1991.

          The shares of each Fund have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. All Company shares have noncumulative voting rights which means that the holders of more than 50% of the Company's shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, the Company is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Company's shares may request that a special meeting be called to consider the removal of a director.

          The International Equity Series also offers the International Equity Fund A Class, the International Equity Fund B Class and the International Equity Fund C Class, the Global Bond Series also offers the Global Bond Fund A Class, the Global Bond Fund B Class and the Global Bond Fund C Class, and the Global Assets Series also offers the Global Assets Fund A Class, the Global Assets Fund B Class and the Global Assets Fund C Class, which represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as the respective Class, except that shares of the Classes are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to A Class, B Class and C Class shares of a Fund.


          Prior to September 6, 1994, the International Equity Fund Institutional Class was known as the International Equity Fund (Institutional) class and the International Equity Fund A Class was known as the International Equity Fund class.

APPENDIX A--RATINGS


          The Global Assets Series has the ability to invest up to 15% of its net assets in high yield, high risk fixed income securities. The table set forth below shows asset composition, based on rating categories, of such securities held by the Fund. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of the Fund's high yield, high risk securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the fiscal year ended November 30, 1995. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

   Rating Moody's             Average Weighted
       and/or                   Percentage of
         S&P                      Portfolio

Baa/BBB                              0.44%
Ba/BB                                9.93%
B/B                                  1.74%
Not Rated/Other                      0.41%

General Rating Information


Bonds
       Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa-- considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

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DELAWARE GROUP

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GLOBAL & INTERNATIONAL FUNDS, INC.

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INTERNATIONAL EQUITY SERIES

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GLOBAL BOND SERIES

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GLOBAL ASSETS SERIES

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PART B

STATEMENT OF
ADDITIONAL INFORMATION


---------------------------------------------------------


JANUARY 31, 1996



          The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Group at 800-523-4640 and shareholders of the Institutional Classes should contact Delaware Group at 800-828-5052.







INVESTMENT MANAGER
Delaware International Advisers Ltd.
Veritas House
125 Finsbury Pavement
London, England  EC2A 1NQ
SUB-ADVISER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103
NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103
SHAREHOLDER SERVICING, DIVIDEND
DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103
LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
One Commerce Square
Philadelphia, PA 19103
INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103
CUSTODIAN
Morgan Guaranty Trust Company of New York
60 Wall Street
New York, NY 10260

                                                DELAWARE
                                                GROUP
                                                --------

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                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                JANUARY 31, 1996

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DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.

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1818 Market Street
Philadelphia, PA  19103
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For more information about the International Equity Fund
Institutional Class, the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class: 800-828-5052


For Prospectus and Performance of the International Equity Fund A Class, the International Equity Fund B Class, the International Equity Fund C Class, the Global Bond Fund A Class, the Global Bond Fund B Class, the Global Bond Fund C Class, the Global Assets Fund A Class, the Global Assets Fund B Class and the Global Assets Fund C Class: Nationwide 800-523-4640



Information on Existing Accounts of the Fund Classes:
         (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:
         (BROKER/DEALERS ONLY) Nationwide 800-362-7500
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TABLE OF CONTENTS
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Cover Page
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Investment Policies and Portfolio Techniques
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Accounting and Tax Issues
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Performance Information
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Trading Practices and Brokerage
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Purchasing Shares
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Investment Plans
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Determining Offering Price and
         Net Asset Value
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Redemption and Repurchase
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Distributions
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Investment Management Agreement and Sub-Advisory Agreement
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Officers and Directors
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Exchange Privilege
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General Information
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Appendix A -- IRA Information
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Financial Statements
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         Delaware Group Global & International Funds, Inc. (the "Company") is a professionally-managed mutual fund of the series type presently offering three series of portfolios: the International Equity Series, the Global Bond Series and the Global Assets Series (individually, a "Fund" and collectively, the "Funds").
         Each Fund of the Company offers three retail classes: the International Equity Fund A Class, the Global Bond Fund A Class and the Global Assets Fund A Class (the "Class A Shares"); the International Equity Fund B Class, the Global Bond Fund B Class and the Global Assets Fund B Class (the "Class B Shares"); and the International Equity Fund C Class, the Global Bond Fund C Class and the Global Assets Fund C Class (the "Class C Shares"). (Class A Shares, Class B Shares and Class C Shares are collectively referred to as the "Fund Classes.") Each Fund also offers an institutional class: the International Equity Fund Institutional Class, the Global Bond Fund Institutional Class and the Global Assets Fund Institutional Class (collectively, the "Institutional Classes").
         Class B Shares, Class C Shares and Institutional Class shares of each Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to .30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Buying Shares in the Prospectus for the Fund Classes. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against the Class C Shares for the life of the investment.
         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus of the Fund Classes dated January 31, 1996, and the current Prospectus of the Institutional Classes dated January 31, 1996, as they may be amended from time to time. It should be read in conjunction with the respective class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each class' Prospectus. A Prospectus for each class may be obtained by writing or calling your investment dealer or contacting the Company's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.
         All references to "shares" in this Part B refer to all classes of shares of the Company, except where noted.

INVESTMENT POLICIES AND PORTFOLIO
TECHNIQUES

Investment Restrictions

      The Company has adopted the following restrictions for each Fund (except where otherwise noted) which, along with its investment objective, cannot be changed without approval by the holders of a "majority" of the respective Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.
      Each Fund shall not:

      1. For the International Equity Series, as to 75% of its total assets, and for the Global Bond and Global Assets Series, as to 50% of their respective total assets, invest more than 5% of their respective total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. Government, its agencies or instrumentalities).

      2. Invest in securities of other open-end investment companies, except as part of a merger, consolidation or other acquisition. This limitation does not prohibit a Fund from investing in the securities of closed-end investment companies at customary brokerage commission rates.
      3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with a Fund's investment objective and policies, are considered loans and except that a Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.
      4. Purchase or sell real estate or real estate limited partnerships, but this shall not prevent a Fund from investing in securities secured by real estate or interests therein.

      5. For the International Equity Series, purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

      6. Engage in the underwriting of securities of other issuers, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

       7. Make any investment which would cause 25% or more of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

       8. For the International Equity Series, write, purchase or sell options, puts, calls or combinations thereof, except that such Fund may: (a) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of such Fund's total assets; (b) write secured put options; (c) write covered call options; and (d) purchase put options if such Fund owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. Such Fund may sell put or call options previously purchased and enter into closing transactions with respect to the activities noted above.
       9. Purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts and options on futures contracts in accordance with their respective prospectuses, subject to investment restriction 10 below.
      10. Enter into futures contracts or options thereon, except that a Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the a Fund's assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of a Fund's assets.
      11. Make short sales of securities, or purchase securities on margin, except that a Fund may satisfy margin requirements with respect to futures transactions.

      12. For the International Equity Series, invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

      13. For the International Equity Series, purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of the Company or of its investment manager if or so long as the directors and officers of the Company and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

      14. For the International Equity Series, invest in interests in oil, gas or other mineral exploration or development programs or leases.

      15. For the International Equity Series, invest more than 10% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.
      16. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets. A Fund will not issue senior securities as defined in the Investment Company Act of 1940, except for notes to banks.
      Although not considered to be a fundamental policy, restriction 5 above will also apply to the Company as a whole. In addition, although not considered a fundamental policy, for purposes of restriction 15 above, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent valuation are included in the category of illiquid assets. As to the International Equity Series and the Global Assets Series, although not considered to be a fundamental investment restriction, each Fund will invest no more than 5% of their respective assets in warrants. Investment restrictions 5, 8, 12, 13, 14, and 15 above are nonfundamental policies of the Global Bond Series and the Global Assets Series.

Foreign Securities
      Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Funds' Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Fund permit it to enter into forward foreign currency exchange contracts in order to hedge each Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.
      There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986 (the "Code"), as amended, and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts each Fund may make or enter into will be subject to the special currency rules described above.

Repurchase Agreements
      While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.
      The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 to allow the Delaware Group funds jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.
      A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware International Advisers Ltd. (the "Manager"), under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 100% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

Portfolio Loan Transactions
      Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.
      It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable letters of credit payable by banks acceptable to the Company from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of the Company know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

      The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Foreign Currency Transactions
      A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.
      Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.
      When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, the Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts.

Options
      Each Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.
      Each Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will not, however, invest more than 10% of its assets in illiquid securities.

      Purchasing Call Options--Each Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.
      A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

      Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

      Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.
      A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.
      A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Futures
      Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.
      In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by a Fund with respect to such futures contracts.
      Each Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices.

Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.
      With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.
      The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.
      If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.
      To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.
      Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Options on Foreign Currencies
      Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.
      Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.
      A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.
      Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.
      Each Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.
      With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

      In order to comply with the securities laws of one state, a Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Fund's net assets. Should state laws change or the Company receive a waiver of their application for a Fund, the Funds reserve the right to increase this percentage.


Options on Stock Indices
      A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

      Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.
      As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

      A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.

      A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.
      Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability effectively to hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.
      A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

Rule 144A Securities
      A Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.
      Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the Manager will continue to monitor the liquidity of that security to ensure that a Fund has no more than 10% of its net assets in illiquid securities.

ACCOUNTING AND TAX ISSUES

      When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability.
      In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.
      The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices
      Accounting for options on certain stock
indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked to market" for federal income tax purposes. Generally, 60 percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Other Tax Requirements
      Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. The Company must meet several requirements to maintain its status as a regulated investment company. Among these requirements are that at least 90% of its investment company taxable income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or disposition of securities; that at the close of each quarter of its taxable year at least 50% of the value of its assets consist of cash and cash items, government securities, securities of other regulated investment companies and, subject to certain diversification requirements, other securities; and that less than 30% of its gross income be derived from sales of securities held for less than three months.
      The requirement that not more than 30% of the Company's gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict a Fund in its ability to write covered call options on securities which it has held less than three months, to write options which expire in less than three months, to sell securities which have been held less than three months and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three-month period, a Fund may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. A Fund may also be restricted in the sale of purchased put options and the purchase of put options for the purpose of hedging underlying securities because of the application of the short sale holding period rules with respect to such underlying securities.

      The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and will be subject to the same limitation in subsequent years.
      The federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require the Global Bond Series to treat payments received under such arrangements as ordinary income and to amortize such payments under certain circumstances. The Global Bond Series will limit its activity in this regard in order to maintain its qualification as a regulated investment company.

PERFORMANCE INFORMATION*

      From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statements of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information of its Classes over additional periods of time.

      The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                  n
                         P(1 + T)  = ERV


Where:      P  =   a hypothetical initial purchase order
                   of $1,000 from which, in the case
                   of only Class A Shares, the
                   maximum front-end sales charge is
                   deducted;

            T  =   average annual total return;

            n  =   number of years;

          ERV  =   redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

      *In the case of Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC will apply to Class B Shares or Class C Shares.
      Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.
      The performance of the International Equity Fund A Class, the International Equity Fund B Class and the International Equity Fund Institutional Class, as shown below, is the average annual total return quotations through November 30, 1995, computed as described above. Class C Shares commenced operations on November 29, 1995 and therefore total return for such a short period of time is not included. The average annual total return for the International Equity Fund A Class at offer reflects the maximum front-end sales charges paid on the purchase of shares. The average annual total return for International Equity Fund A Class at net asset value (NAV) does not reflect the payment of the maximum front-end sales charge of 4.75%.
      The average annual total return for International Equity Fund B Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed on November 30, 1995. The average annual total return for International Equity Fund B Class excluding deferred sales charge assumes the shares were not redeemed on November 30, 1995 and therefore does not reflect the deduction of a CDSC.

      Pursuant to applicable regulation, total return shown for the International Equity Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of the International Equity Fund A Class and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

      Securities prices fluctuated during the periods covered and the past results should not be considered as representative of future performance.

                            Average Annual Total Return(1)
                  International    International    International
                   Equity Fund      Equity Fund      Equity Fund
                     A Class          A Class       Institutional
                  (at Offer)(3)      (at NAV)         Class(2)
 1 year
 ended
11/30/95              3.07%            8.17%            8.46%

 3 years
  ended
11/30/95             11.46%           13.29%           13.61%

 Period
10/31/91(4)
through
11/30/95              7.32%            8.61%            8.83%



                       International     International
                         Equity Fund      Equity Fund
                           B Class          B Class
                         (Including       (Excluding
                       Deferred Sales   Deferred Sales
                           Charge)          Charge)

1 year
ended
11/30/95                    3.46%            7.46%

Period
9/6/94(5)
through
5/31/95                    (3.32%)          (0.26%)


(1) Beginning December 1, 1995, the Manager had elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Series to the extent necessary to ensure that the Total Operating Expenses of the International Equity Fund A Class, International Equity Fund Institutional Class and International Equity Fund B Class do not exceed 1.85%, 1.55% and 2.55%, respectively, (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 expenses) through May 31, 1996. From June 1, 1994, through November 30, 1994, a waiver and reimbursement commitment was in place to ensure that Total Operating Expenses of the International Equity Fund A Class and the International Equity Fund Institutional Class did not exceed 1.50% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) through November 30, 1994. Through November 30, 1994, this waiver was also applicable to the International Equity Fund B Class. Prior to June 1, 1994, a waiver and reimbursement commitment was in place to ensure that expenses did not exceed 1.25% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 fees) for the International Equity Fund A Class and .95% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) for the International Equity Fund Institutional Class. In the absence of such waiver, performance would have been affected negatively.
(2) Date of initial public offering was November 9, 1992.
(3) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.
(4) Date of initial public offering of International Equity Fund A Class.
(5) Date of initial public offering of International Equity Fund B Class.

         The performance for the Class A Shares, Class B Shares and the Institutional Class of the Global Bond Series and the Global Assets Series, as shown below, is aggregate total return through November 30, 1995. Class C Shares commenced operations on November 29, 1995 and therefore total return for such a short period of time is not included. The aggregate total return for the Class A Shares of these Funds at offer reflects the maximum front-end sales charge paid on the purchase of shares. The aggregate total return for the Class A Shares of these Funds at net asset value (NAV) does not reflect the deduction of the maximum front-end sales charge of 4.75%.
         The aggregate total return for the Class B Shares of these Funds including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed on November 30, 1995. The aggregate total return for the Class B Shares of these Funds excluding deferred sales charge assumes the shares were not redeemed on November 30, 1995 and therefore does not reflect the deduction of a CDSC.

                                  Aggregate Total Return(1)
                        Global Bond      Global Bond      Global Bond
                          Fund A           Fund A            Fund
                           Class            Class        Institutional
                        (at Offer)        (at NAV)           Class
 Period
12/27/94(2)
through
11/30/95                  13.14%           18.79%           19.21%


                           Global Bond      Global Bond
                             Fund B           Fund B
                              Class            Class
                           (Including       (Excluding
                         Deferred Sales   Deferred Sales
                            Charge)          Charge)
Period
12/27/94(2)
through
11/30/95                     14.23%           18.23%



                         Global Assets    Global Assets    Global Assets
                             Fund A           Fund A            Fund
                              Class            Class        Institutional
                         (at Offer)(3)      (at NAV)           Class
 Period
12/27/94(2)
through
11/30/95                    15.69%           21.48%           21.88%


                          Global Assets     Global Assets
                              Fund B           Fund B
                             Class(3)         Class(3)
                           (Including       (Excluding
                         Deferred Sales   Deferred Sales
                             Charge)          Charge)
Period
12/27/94(2)
through
11/30/95                     16.73%           20.73%



(1) The Manager had elected to voluntarily waive that portion, if any, of the annual management fees payable by the Global Bond Series and the Global Asset Series to ensure that the Total Operating Expenses of the Class A Shares and Institutional Class shares of each Fund, respectively, do not exceed 1.25% and .95%, respectively, and of the Class B Shares of each Fund, respectively, do not exceed 1.95% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 expenses) through May 31, 1996.
(2) Date of initial public offering; total return for this short of a time period may not be representative of longer-term results.
(3) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.
         Total return performance for a Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum front-end sales charge or CDSC paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in a Fund in the future.
         From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information of each Class in advertising and other types of literature and may compare that information to, or may separately illustrate similar information reported by, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average and other unmanaged indices.
         The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees.
         As stated in the Company's Prospectuses, the Company may also quote the current yield of each Class of the Global Bond Series in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula.

                     a-b
                     ---
       YIELD =  2[(  cd  + 1)(6)  - 1]

Where:   a   = dividends and interest earned during
               the period;

         b   = expenses accrued for the period (net
               of reimbursements);

         c   = the average daily number of shares
               outstanding during the period that
               were entitled to receive dividends;

         d   = the maximum offering price per
               share on the last day of the period.


      The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by the Company. Yield assumes the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. The yields of the Global Bond Fund A Class, the Global Bond Fund B Class and the Global Bond Fund Institutional Class as of November 30, 1995, were 6.60%, 6.20% and 7.20%, respectively, reflecting the waiver of fees by the Manager. Information regarding Global Bond Fund C Class is not included because such Class was not offered to the public until November 29, 1995. Actual yield may be affected by variations in sales charges on investments.

      Past performance, such as yields quoted in advertisements, should not be considered as representative of the results which may be realized from an investment in a Fund in the future.
      Investors should note that the income earned and dividends paid by the Global Bond Series and the Global Assets Series will vary with the fluctuation of interest rates and performance of the portfolio to the extent of a Fund's investments in debt securities. The net asset value of any Fund may change. Unlike money market funds, the Funds invest in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. A Fund's net asset value will tend to rise when interest rates fall. Conversely, a Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset value as well as its yield before making a decision to invest.

      Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

      Statistical and performance information and various indices compiled and maintained by organizations such as the following, may also be used in preparing exhibits comparing certain industry trends to comparable Fund activity and performance and in illustrating general financial planning principles. Any indices used are not managed for any investment goal.


      CDA Technologies, Inc. is a performance evaluation service that maintains a statistical database of performance, as reported by a diverse universe of independently-managed mutual funds.

      Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

      Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed income price and return information.

      Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

      Russell Indexes is an investment analysis service that provides both current and historical stock performance information, focusing on the business fundamentals of those firms issuing the security.

      Morgan Stanley Capital International is a statistical and research firm that maintains a statistical database of international securities. This firm also compiles and maintains a number of unmanaged indices of international securities. These indices are designed to measure the performance of the stock markets of the USA, Europe, Canada, Mexico, Australia and the Far East, and that of international industry groups.

      FT-Actuaries World Indices are jointly compiled by The Financial Times, Ltd.; Goldman, Sachs & Co.; and Wood Mackenzie & Co., Ltd. in conjunction with the Institute of Actuaries and the Faculty of Actuaries. Indices maintained by this group primarily focus on compiling statistical information on international financial markets and industry sectors, stock and bond issues and certain fundamental information about the companies issuing the securities. Statistical information on international currencies is also maintained.

      Salomon Brothers is a statistical research firm that maintains databases of international markets and bond markets (corporate and government-issued securities). This information, as well as unmanaged indices compiled and maintained by Salomon, will be used in preparing comparative illustrations.

      Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations.

      Each Fund may also promote its classes' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.
      The performance of the Class A Shares, Class B Shares and Institutional Classes, as shown below, reflects maximum sales charges, if any, but not any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class B Shares is calculated both with the applicable CDSC included and excluded. The net asset value of a class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a class' results should not be considered as representative of future performance. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods.
      The following tables are examples, for purposes of illustration only, of cumulative total return performance for the Class A Shares, the Class B Shares and the Institutional Class of the International Equity Series, Global Bond Series and Global Assets Series through November 30, 1995. Class C Shares of each Fund commenced operations on November 29, 1995 and therefore total return for such a short period of time is not included. Pursuant to applicable regulation, total return shown for the International Equity Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of the International Equity Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made.

                            Cumulative Total Return(1)
                       International        International
                        Equity Fund          Equity Fund
                          A Class           Institutional
                      (at Offer)(3)          Class(2)
3 months
 ended
11/30/95                 (4.38%)              0.49%

6 months
 ended
11/30/95                 (1.68%)              3.29%

9 months
 ended
11/30/95                  3.92%               9.24%

 1 year
 ended
11/30/95                  3.07%               8.46%

 3 years
 ended
11/30/95                 38.49%              46.64%

10/31/91(4)
through
11/30/95                 33.45%              41.31%

                        International        International
                         Equity Fund          Equity Fund
                           B Class              B Class
                         (Including           (Excluding
                       Deferred Sales       Deferred Sales
                          Charge)              Charge)
3 months
 ended
11/30/95                  (3.67%)                0.33%

6 months
 ended
11/30/95                  (1.12%)                2.88%

9 months
ended
11/30/95                  4.47%                  8.47%

1 year
ended
11/30/95                  3.46%                  7.46%

Period
9/6/94(5)
through
11/30/95                 (3.72%)                (0.26%)



(1) Beginning December 1, 1995, the Manager had elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Series to the extent necessary to ensure that the Total Operating Expenses of the International Equity Fund A Class, International Equity Fund Institutional Class and International Equity Fund B Class do not exceed 1.85%, 1.55% and 2.55%, respectively, (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 expenses) through May 31, 1996. From June 1, 1994, through November 30, 1994, a waiver and reimbursement commitment was in place to ensure that Total Operating Expenses of the International Equity Fund A Class and the International Equity Fund Institutional Class did not exceed 1.50% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) through November 30, 1994. Through November 30, 1994, this waiver was also applicable to the International Equity Fund B Class. Prior to June 1, 1994, a waiver and reimbursement commitment was in place to ensure that expenses did not exceed 1.25% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 fees) for the International Equity Fund A Class and .95% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) for the International Equity Fund Institutional Class. In the absence of such waiver, performance would have been affected negatively.
(2) Date of initial public offering was November 9, 1992.
(3) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.
(4) Date of initial public offering of International Equity Fund A Class.
(5) Date of initial public offering of International Equity Fund B Class.

                           Cumulative Total Return(1)
                                              Global      Global
                                               Bond        Bond
                                  Global      Fund B      Fund B
                      Global       Bond        Class       Class
                       Bond        Fund     (Including  (Excluding
                       Fund      Institu-    Deferred    Deferred
                      A Class     tional       Sales       Sales
                    (at Offer)     Class      Charge)     Charge)
3 months
 ended
11/30/95               0.91%       6.15%       1.89%       5.89%

6 months
ended
11/30/95               4.28%       9.78%       5.23%       9.23%

9 months
ended
11/30/95              10.58%      16.41%      11.42%      15.42%

Period
12/27/94(2)
through
11/30/95              13.14%      19.21%      14.23%      18.23%



(1) The Manager had elected to voluntarily waive that portion, if any, of the annual management fees payable by the Global Bond Series to ensure that the Total Operating Expenses of the Class A Shares and Institutional Class shares of this Fund, respectively, do not exceed 1.25% and .95% and of the Class B Shares of this Fund, do not exceed 1.95% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 expenses) through May 31, 1996.
(2) Date of initial public offering; total return for this short of a time period may not be representative of longer-term results.



                           Cumulative Total Return(1)
                                                 Global       Global
                                                 Assets       Assets
                                      Global     Fund B       Fund B
                        Global        Assets      Class        Class
                        Assets         Fund    (Including   (Excluding
                         Fund        Institu-   Deferred     Deferred
                        A Class       tional      Sales        Sales
                      (at Offer)(3)    Class     Charge)      Charge)
3 months
 ended
11/30/95                (1.39%)        3.63%      (0.62%)      3.38%

6 months
 ended
11/30/95                 3.49%         8.88%       4.25%       8.25%

9 months
 ended
11/30/95                12.27%        18.10%      12.98%      16.98%

Period
12/27/94(2)
through
11/30/95                15.69%        21.88%      16.73%      20.73%


(1) The Manager had elected to voluntarily waive that portion, if any, of the annual management fees payable by the Global Assets Series to ensure that the Total Operating Expenses of the Class A Shares and Institutional Class shares of this Fund, respectively, do not exceed 1.25% and .95% and of the Class B Shares of this Fund do not exceed 1.95% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 expenses) through May 31, 1996.
(2) Date of initial public offering; total return for this short of a time period may not be representative of longer-term results.
(3) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.

      Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Company and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor may also provide information that discusses the overriding investment philosophy of Delaware Management Company, Inc. ("DMC" or the "Sub-Adviser"), Delaware Investment Advisers, a division of DMC, and the Manager, an affiliate of DMC, and how that philosophy impacts Company investment disciplines and strategies employed in seeking each Fund's objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of DMC, including the number of such clients serviced by DMC.

THE POWER OF COMPOUNDING
      When you opt to reinvest your current income for additional Company shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following charts illustrate just how powerful it can be.


Compounded Returns
      Results for various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:

            6%             8%                 10%               12%
            Rate of        Rate of            Rate of           Rate of
            Return         Return             Return            Return

12-'85      $10,617        $10,830            $11,047           $11,268
12-'86      $11,272        $11,729            $12,204           $12,697
12-'87      $11,967        $12,702            $13,482           $14,308
12-'88      $12,705        $13,757            $14,894           $16,122
12-'89      $13,488        $14,898            $16,453           $18,167
12-'90      $14,320        $16,135            $18,176           $20,471
12-'91      $15,203        $17,474            $20,079           $23,067
12-'92      $16,141        $18,924            $22,182           $25,993
12-'93      $17,137        $20,495            $24,504           $29,290
12-'94      $18,194        $22,196            $27,070           $33,004


            Results of various assumed fixed rates of return on a $10,000 investment compounded quarterly for 10 years:


            6%             8%                 10%               12%
            Rate of        Rate of            Rate of           Rate of
            Return         Return             Return            Return

12-'85      $10,614        $10,824            $11,038           $11,255
12-'86      $11,265        $11,717            $12,184           $12,668
12-'87      $11,956        $12,682            $13,449           $14,258
12-'88      $12,690        $13,728            $14,845           $16,047
12-'89      $13,468        $14,859            $16,386           $18,061
12-'90      $14,295        $16,084            $18,087           $20,328
12-'91      $15,172        $17,410            $19,965           $22,879
12-'92      $16,103        $18,845            $22,038           $25,751
12-'93      $17,091        $20,399            $24,326           $28,983
12-'94      $18,140        $22,080            $26,851           $32,620


      The figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes or sales charges, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the classes.

TRADING PRACTICES AND BROKERAGE


      The Manager selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The Sub-Adviser performs this function with respect to transactions on behalf of the Global Assets Series for the purchase and sale of U.S. securities. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where the Company either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Company pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager or the Sub-Adviser as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Company may pay a minimal share transaction cost when the transaction presents no difficulty.
      During the fiscal years ended November 30, 1993, 1994 and 1995, the aggregate dollar amounts of brokerage commissions paid by the International Equity Series were $71,517, $137,192 and $85,113, respectively. During the period December 27, 1994 (date of initial public offering) through November 30, 1995, the aggregate dollar amounts of brokerage commissions paid by the Global Assets Series were $5,155, respectively.

      The Manager or the Sub-Advisor may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market (SAI-DGG&I/PART B) analyses. Such services are used by the Manager or the Sub-Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

      During the fiscal year ended November 30, 1995, portfolio transactions of the International Equity Series in the amount of $1,343,368, resulting in brokerage commissions of $2,827, was directed to brokers for brokerage and research services provided. During the period December 27, 1994 (date of initial public offering) through November 30, 1995, portfolio transactions of the Global Assets Series in the amount of $236,045, resulting in brokerage commissions of $503, were directed to brokers for brokerage and research services provided.
      As provided in the Securities Exchange Act of 1934 and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Company believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager or the Sub-Adviser which constitute in some part brokerage and research services used by the Manager or the Sub-Adviser in connection with its investment decision-making process and constitute in some part services used by the Manager or the Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager or the Sub-Adviser will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager or the Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Company and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.
      The Manager or the Sub-Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager, the Sub-Adviser and the Company's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.
      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Company may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
      A Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the Investment Company Act of 1940, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective.
      The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.
      Under certain market conditions, a Fund may experience a high rate of portfolio turnover which could exceed 100%. The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

      During the past two fiscal years, the International Equity Series' portfolio turnover rates were 27% for 1994 and 21% for 1995. During the period December 27, 1994 (date of initial public offering) through November 30, 1995, the annualized portfolio turnover rates for the Global Bond Series and the Global Assets Series were 98% and 57%, respectively.


PURCHASING SHARES

      The Distributor serves as the national distributor for each Fund's classes of shares and has agreed to use its best efforts to sell shares of the Company. See the Prospectuses for additional information on how to invest. Shares of the Company are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Company or its agent.
      The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or Sub-Adviser or any of their affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.
      There is a maximum purchase limitation of $250,000 with respect to each purchase of Class B Shares; for Class C Shares, each purchase must be in an amount that is less than $1,000,000. (See Investment Plans for purchase limitations applicable to each of the Company's master retirement plans.) The Company will reject any order for purchase of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, which are subject to a lower annual 12b-1 Plan expense charge than Class B Shares and Class C Shares and generally are not subject to a CDSC.
      Selling dealers have the responsibility of transmitting orders promptly. The Company reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Company's best interest.
      The NASD has adopted Rules of Fair Practice relating to investment company sales charges. The Company and the Distributor intend to operate in compliance with these rules.

      Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses.

      Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Buying Shares in the Fund Classes' Prospectus.
      Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.
      Shares of the Institutional Classes are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.
      Institutional Class shares, Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to the Class A, Class B and Class C Shares, of any expenses under the Company's 12b-1 Plans.

      Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing shares purchased by sending a letter to the Transfer Agent requesting the certificate. No charge is made for any certificate issued. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements

      The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares of each Fund permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, under their particular circumstances, it is more advantageous to purchase Class A Shares of a Fund and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of .30% of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares of a Fund and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter be subject to annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert into another class.

Class A Shares - International Equity Series, Global Bond Series and Global Assets Series

      Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying tables, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

                        International Equity Fund A Class
                            Global Bond Fund A Class
                           Global Assets Fund A Class

-------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Dealer's
                                                     Front-End Sales Charge as % of               Commission***
       Amount of Purchase              Offering                       Amount                        as % of
                                        Price                       Invested**                   Offering Price
-------------------------------------------------------------------------------------------------------------------------------

                                                 International      Global         Global
                                                  Equity Fund      Bond Fund     Assets Fund

Less than $100,000                      4.75%         5.01%          4.96%          4.99%             4.00%
$100,000 but under $250,000             3.75          3.86           3.87           3.92              3.00
$250,000 but under $500,000             2.50          2.55           2.61           2.59              2.00
$500,000 but under $1,000,000*          2.00          2.06           2.02           2.05              1.60

  * There is no front-end sales charge on purchases of $1 million or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain net asset value purchases which have triggered the payment of a dealer's commission.
 ** Based on the net asset values per share of Class A Shares as of the end of the Company's most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
-------------------------------------------------------------------------------

      The Company must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous purchases or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Company. Such reduced front-end sales charges are not retroactive.

      From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charges shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
-------------------------------------------------------------------------------

      Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to .15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.


Dealer's Commission
      For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                              Dealer's
                                              Commission
                                              ----------
                                             (as a percent-
Amount                                        age of amount
of Purchase                                   purchased)
-----------
Up to $2 million                                1.00%
Next $1 million up to $3 million                 .75
Next $2 million up to $5 million                 .50
Amount over $5 million                           .25


      In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see Redemption and Repurchase) may be aggregated with those of Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

      An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Delaware Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor in its discretion.

Contingent Deferred Sales Charge - Class B
Shares and Class C Shares

      Class B and Class C Shares are purchased without the imposition of a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSC fees are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on redemption of shares received through the reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectus for a list of the instances in which the CDSC is waived.

      The following table sets forth the rates of the CDSC for Class B Shares of each Fund:

                               Contingent Deferred
                                Sales Charge (as a
                                   Percentage of
                                   Dollar Amount
Year After Purchase Made         Subject to Charge)
------------------------       ---------------------
       0-2                              4%
       3-4                              3%
       5                                2%
       6                                1%
       7 and thereafter               None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares of a Fund, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares under Buying Shares in the Fund Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
       Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Company has adopted a separate plan for each of the Class A Shares, the Class B Shares and the Class C Shares of a Fund (the "Plans"). Each Plan permits a Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class to which the Plan applies. The Plans do not apply to the Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.
       The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.
       In addition, a Fund may make payments out of the assets of the Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.
       The maximum aggregate fee payable by a Fund under the Plans and that Fund's Distribution Agreement, is on an annual basis up to .30% of the Class A Shares' average daily net assets for the year, and up to 1% (.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. The Company's Board of Directors may reduce these amounts at any time.
       All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

       From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

       The Plans and the Distribution Agreements, as amended, have been approved by the Board of Directors of the Company, including a majority of the directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Company and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.
      Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to the Class A Shares' Plans, any material increase in the maximum percentage payable thereunder must be approved by a majority of the outstanding voting Class B Shares of the relevant Fund. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of the Company having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of the Company must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.
       For the fiscal year ended November 30, 1995, payments from the International Equity Fund A Class pursuant to its Plan amounted to $173,135 and such payments were used for the following purposes: Annual/Semi-Annual Reports - $2,191; Broker Trails - $136,499; Commission to Wholesalers $9,976; Promotional-Other - $13,908; Promotional-Broker Meetings - $1,896; Advertising - $128; and Prospectus Printing - $8,537. For the fiscal year ended November 30, 1995, payments from the International Equity Fund B Class pursuant to its Plan amounted to $17,353 and such payments were used for the following purposes:
Broker Sales Charges - $6,773; Broker Trails - $4,138; Commission to Wholesalers
- $960; Telephone - $13; Promotional-Broker Meetings - $93; and Interest on Broker Sales Charges - $5,376. For the period November 29, 1995 (date of initial public offering) through November 30, 1995, there were no payments from the International Equity Fund C Class pursuant to its Plan.
       For the period December 27, 1994 (date of initial public offering) through November 30, 1995, payments from the Global Bond Fund A Class pursuant to its Plan amounted to $1,228 and such payments were used for the following purposes: Broker Trails - $642; and Commission to Wholesalers - $304; and Promotional-Other - $282. For the period December 27, 1994 (date of initial public offering) through November 30, 1995, payments from the Global Bond Fund B Class pursuant to its Plan amounted to $321 and such payments were used for the following purposes: Broker Sales Charges - $70; Broker Trails - $80; Commission to Wholesalers - $3; Telephone - $3; Wholesaler Expenses - $2; Promotional-Broker Meetings - $42; Dealer Service Expenses - $45; and Interest on Broker Sales Charges - $76. For the period November 29, 1995 (date of initial public offering) through November 30, 1995, there were no payments from the Global Bond Fund C Class pursuant to its Plan.
       For the period December 27, 1994 (date of initial public offering) through November 30, 1995, payments from the Global Assets Fund A Class pursuant to its Plan amounted to $1,824 and such payments were used for the following purposes: Broker Trails - $1,107; Commission to Wholesalers $353; Promotional-Other - $358; and Promotional- Broker Meetings - $6. For the period December 27, 1994 (date of initial public offering) through November 30, 1995, payments from the Global Assets Fund B Class pursuant to its Plan amounted to $724 and such payments were used for the following purposes: Broker Sales Charges - $231; Broker Trails - $194; Commission to Wholesalers - $10; Wholesaler Expenses - $1; Telephone - $7, Promotional-Broker Meetings $31; Dealer Service Expenses - $35; and Interest on Broker Sales Charges - $215. For the period November 29, 1995 (date of initial public offering) through November 30, 1995, there were no payments from the Global Assets Fund C Class pursuant to its Plan.
       The staff of the SEC has proposed amendments to Rule 12b-1 and other related regulations that could impact Rule 12b-1 Distribution Plans. The Company intends to amend the Plans, if necessary, to comply with any new rules or regulations the SEC may adopt with respect to Rule 12b-1.

Other Payments to Dealers - Class A, Class B and Class C Shares
       From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to .25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.
       Payments to dealers made in connection with seminars, conferences or contests relating to the promotion of fund shares may be in an amount up to 100% of the expenses incurred or awards made. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features - Class A Shares

Buying at Net Asset Value
       Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the 12-Month Reinvestment Privilege and the Exchange Privilege.

       Current and former officers, directors and employees of the Company, any other fund in the Delaware Group, the Sub-Adviser, including the Manager, or any of the Sub-Adviser's affiliates that may in the future be created, legal counsel to the funds, and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Spouses, parents, brothers, sisters and children (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within six months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge has been assessed and the redemption of the investment did not result in the imposition of a contingent deferred sales charge or other redemption charges. Purchases of Class A Shares also may be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager, the Sub-Adviser or any of their affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Company may reasonably require to establish eligibility for purchase at net asset value. The Company must be notified in advance that the trade qualifies for purchase at net asset value.
       Beginning May 25, 1995, Class A Shares of each Fund may be purchased at net asset value by any investor within 90 days after a redemption of shares from a fund outside the Delaware Group of funds provided that: 1) the redeemed shares were purchased no more than five years before the proposed purchase of Class A Shares of a Fund; and 2) a front-end sales charge was paid in connection with the purchase of the redeemed shares or a CDSC was paid upon their redemption.

       Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

Letter of Intention

       The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Company, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of the Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other Delaware Group funds which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other Delaware Group funds.
       Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
       In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of the Fund Classes' shares as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC).

       The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).


Right of Accumulation

       In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund Classes as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). Using the International Equity Fund A Class as an example, if any such purchaser has previously purchased and still holds shares of that class and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.


12-Month Reinvestment Privilege

       Holders of Class A Shares (and of the Institutional Classes holding shares which were acquired through an exchange of one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares of a Fund have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B or Class C Shares.

       Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is proposed to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

       Investors should consult their financial advisers or the Transfer Agent, which also serves as the Company's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectus) in connection with the features described above.

Group Investment Plans
       Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page , based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Company at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Company in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

The Institutional Classes
       Each Fund's Institutional Class is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, the Sub-Adviser or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Adviser or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Sub-Adviser, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) banks, trust companies and similar financial institutions investing for their own account or for the account of their trust customers for whom such financial institution is exercising investment discretion in purchasing shares of an Institutional Class; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.
       Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account

       Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of an Institutional Class are reinvested in the account of the holders of such shares (based on the net asset value of the Fund in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.
       Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the Funds. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
       Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions from a Fund in any of the other mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is proposed to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Dividend Reinvestment Plan in the Prospectus for the Fund Classes.
       Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of a Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares of another fund in the Delaware Group. Dividends from Class B Shares may only be directed to Class B Shares of another fund in the Delaware Group that offers such class of shares. Dividends from Class C Shares may only be directed to Class C Shares of another fund in the Delaware Group that offers such class of shares. See Class B Funds and Class C Funds under Buying Shares in the Prospectus for the Fund Classes for the funds in the Delaware Group that are eligible for investment by holders of Company shares.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer

       Direct Deposit Purchase Plan--Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

       Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the two ways noted below. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

                                   *   *   *


       Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.
       Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
       Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Company for proper instructions.

Retirement Plans for the Fund Classes
       An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.

       Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000 for retirement plans. Each purchase of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.
       Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts ("IRAs"), for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

       Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See The Institutional Classes above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

       It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.
       Taxable distributions from the retirement plans described below may be subject to withholding.
       Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans

       Prototype plans are available for self-employed individuals, partnerships and corporations which replace the former Keogh and corporate retirement plans. These plans contain profit sharing or money purchase pension plan provisions. Contributions may be invested only in Class A and Class C Shares.


Individual Retirement Account ("IRA")
       A document is available for an individual who wants to establish an IRA by making contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.
       The Tax Reform Act of 1986 (the "Act") restructured, and in some cases eliminated, the tax deductibility of IRA contributions. Under the Act, the full deduction for IRAs ($2,000 for each working spouse and $2,250 for one-income couples) was retained for all taxpayers who are not covered by an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is covered by an employer-sponsored retirement plan, the full deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. The Act does not permit deductions for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

       A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares concerning reduced front-end sales charges applicable to Class A Shares.
       Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Class B Shares and Class C Shares under Alternative Purchase Arrangements, Contingent Deferred Sales Charge - Class B Shares and Class C Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares in the Fund Classes' Prospectus concerning the applicability of a CDSC upon redemption.

       See Appendix A for additional IRA information.

Simplified Employee Pension Plan ("SEP/IRA")
       A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
       Employers with 25 or fewer eligible employees can establish this plan which permits employer contributions and salary deferral contributions in Class A Shares and Class C Shares only.

Prototype 401(k) Defined Contribution Plan

       Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table on page 27.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
       Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page 27.

Deferred Compensation Plan for State and Local Government Employees ("457")
       Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page 27.

DETERMINING OFFERING PRICE AND NET
ASSET VALUE

       Orders for purchases of Class A Shares are effected at the offering price next calculated by a Fund after receipt of the order by the Company or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Company or its agent. Selling dealers have the responsibility of transmitting orders promptly.
       The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Company will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.
       An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Funds' financial statements which are incorporated by reference into this Part B.
       Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign securities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer or major bank which is a regular participant in the institutional foreign exchange markets. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.
       Each class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in a Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in a Fund represented by the value of shares of such classes, except that the Institutional Classes will not incur any of the expenses under the Company's 12b-1 Plans and shares of the Fund Classes alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of each class of a Fund will vary.

REDEMPTION AND REPURCHASE

       Any shareholder may require the Company to redeem Fund shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Company, 1818 Market Street, Philadelphia, PA 19103. In addition, certain redemption methods described below are available when stock certificates have not been issued. The Company only issues certificates for Class A Shares and Institutional Class shares if a shareholder specifically requests them. The Company does not issue certificates for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the Company requires a request signed by all owners of the shares or the investment dealer of record, but does not require signature guarantees. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Company reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Company may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.
       In addition to redemption of Fund shares by the Company, the Distributor, acting as agent of the Company, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Company or its agent, subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Company and the Distributor end their business day at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.
       Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.
       Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Made at Net Asset Value under Redemption and Exchange in the Prospectus for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Buying Shares in the Prospectus for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below, for which there is currently a $7.50 bank wiring cost, neither the Company nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

       Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order.

       If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares in a written request, the Company will honor the redemption request but will not mail the proceeds until it is reasonably satisfied of the collection of the investment check. This potential delay can be avoided by making investments by wiring Federal Funds.

       If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Company will automatically redeem from the shareholder's account the Fund shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.
       In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.
       Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Company has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Company is obligated to redeem Fund shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.
       The value of a Fund's investment is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
       Before the Company involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by the Company's Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under Buying Shares in the Company's Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.
       With respect to the International Equity Series and the Global Assets Series only, effective November 29, 1995, the minimum initial investment in Class A Shares was increased from $250 to $1,000. Class A accounts that were established before November 29, 1995 and maintain a balance in excess of $250 will not presently be subject to the $9 quarterly service fee that may be assessed on accounts with balances below the stated minimum nor subject to involuntarily redemption.

                               *     *     *

       The Company has available certain redemption privileges, as described below. The Company reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
       Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Company at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

       In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the Company, as described above. An authorization form must have been completed by the shareholder and filed with the Company before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

       1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.
       2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

       Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Company and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Company reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

       To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

       The Company will not honor telephone redemptions for Fund shares recently purchased by check unless it is reasonably satisfied that the purchase check has cleared.
       If expedited payment under these procedures could adversely affect a Fund, the Company may take up to seven days to pay the shareholder.
       Neither the Company nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Company will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Company or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
       Shareholders of Class A, Class B and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Company does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

       Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.
       The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

       Withdrawals under this plan by the holders of Class A Shares or any similar plan of any other investment company charging a front-end sales charge made concurrently with the purchases of the Class A Shares of this or the shares of any other investment company will ordinarily be disadvantageous to the shareholder because of the payment of duplicative sales charges. Shareholders should not purchase Class A Shares while participating in a Systematic Withdrawal Plan and a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Also, redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus for the Fund Classes.
       An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Company reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.
       The Systematic Withdrawal Plan is not available for the Institutional Classes.

Wealth Builder Option
       Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through our Wealth Builder Option. Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. See Wealth Builder Option and Redemption and Exchange in the Prospectus for the Fund Classes.
       The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.
       Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges.

       Shareholders can also use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group, subject to the conditions and limitations described in the Fund Classes' Prospectus. Shareholders can terminate their participation at any time by written notice to the Company.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

DISTRIBUTIONS

       The International Equity Series and the Global Assets Series will normally declare and make payments from net investment income on a quarterly basis. The Global Bond Series will normally declare and make payments from net investment income on a monthly basis.

       Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.
       Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. See also Other Tax Requirements under Accounting and Tax Issues.
       Each class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans. See Plans Under Rule 12b-1 for the Fund Classes.

INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

       Delaware International Advisers Ltd. ("Delaware International" or the "Manager"), located at Veritas House, 125 Finsbury Pavement, London, England
EC2A 1NQ, furnishes investment management services to each Fund, subject to the supervision and direction of the Company's Board of Directors. Delaware International is affiliated with Delaware Management Company, Inc. ("DMC"). Delaware International has entered into a Sub- Advisory Agreement with DMC for the Global Assets Series.
       DMC and its predecessors have been managing the funds in the Delaware Group since 1938. The aggregate assets of these funds on November 30, 1995 were approximately $10,383,560,000. Investment advisory services are also provided to institutional accounts with assets on November 30, 1995 of approximately $17,389,902,000.
       The Investment Management Agreement for each Fund and the Sub-Advisory Agreement for the Global Assets Series are dated April 3, 1995 and were approved by shareholders on March 29, 1995.
       The Agreements have an initial term of two years and may be further renewed after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the directors of the Company who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days' notice by the directors of the Company or by the Manager. The Agreements will terminate automatically in the event of their assignment.
       The Manager manages each Fund's investments. The compensation paid by each Fund for investment management services is equal to 1/16 of 1% of each Fund's respective average daily net assets during the month (the equivalent of
 .75 of 1% per year), less all directors' fees paid to the unaffiliated directors by the Fund. This fee may be higher than that paid by most funds which are not international equity funds.
       Under the Sub-Advisory Agreement, DMC manages the Global Assets Series' investments in U.S. securities. DMC will receive from the Manager, 25% of the investment management fees under the Manager's Investment Management Agreement with the Company on behalf of the Global Assets Series.
       On November 30, 1995, the total net assets of the Company were $85,224,032, broken down as follows: International Equity Series - $77,386,950; Global Bond Series - $1,905,845 and Global Assets Series - $5,931,237.
       Beginning December 1, 1995, Delaware International had elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Series, the Global Bond Series and the Global Assets Series to the extent necessary to ensure that the Total Operating Expenses (i) of the Class A Shares of those Funds do not exceed 1.85%, 1.25% and 1.25%, respectively, (ii) of the Class B Shares of those Funds do not exceed 2.55%, 1.95% and 1.95%, respectively, and (iii) of the Institutional Classes of those Funds do not exceed 1.55%, 0.95% and 0.95%, respectively (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 expenses) through May 31, 1996.
       From June 1, 1994 through November 30, 1994, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Series and to reimburse the Fund to the extent necessary to ensure that the Total Operating Expenses of the International Equity Fund A Class and the International Equity Fund
Institutional Class did not exceed 1.50% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of the International Equity Fund A Class, 12b-1 expenses). Through November 30, 1994, the waiver and reimbursement noted above with respect to the International
Equity Fund A Class also applied to the International Equity Fund B Class. Prior to June 1, 1994, a waiver and reimbursement commitment was in place to ensure expenses did not exceed 1.25% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 expenses) and 0.95% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) for the International Equity Fund A Class and the International Equity Fund Institutional Class, respectively. Delaware International has also elected to voluntarily waive that portion, if any, of the annual management fees payable by the Global Bond Series and the Global Assets Series to ensure that the Total Operating Expenses of these Funds (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of the Global Bond Fund A Class, the Global Bond Fund B Class, the Global Assets Fund A Class and the Global Assets Fund B Class, 12b-1 expenses) do not exceed 0.95% through November 30, 1995.
       For the fiscal year ended November 30, 1993, the Manager voluntarily waived its entire investment management fee of $146,221, and reimbursed the International Equity Series for expenses in the amount of $36,188. For the fiscal year ended November 30, 1994, the investment management fee of the International Equity Series amounted to $415,544 of which $149,271 was waived and $266,273 was paid. For the fiscal year ended November 30, 1995, the investment management fee paid by the International Equity Series was $512,638.
       For the period December 27, 1994 (date of initial public offering) though November 30, 1995, the Manager voluntarily waived its entire investment management fees in the amounts of $4,777 and $12,907, respectively, for the Global Bond Series and the Global Assets Series and reimbursed these Funds in the amounts of $128,531and $131,397, respectively.

       Delaware International and DMC are controlled and indirectly, wholly-owned by Delaware Management Holdings, Inc.

       Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.
       For the fiscal year ended November 30, 1995, the ratios of expenses to average net assets for the Class A Shares, the Class B Shares and the Institutional Class of the International Equity Series were 2.07%, 2.77% and 1.77%, respectively. For the period December 27, 1994 (date of initial public offering) through November 30, 1995, the ratios of expenses to average net assets for the Class A Shares, the Class B Shares and the Institutional Class of the Global Bond Series were, annualized, 1.25%, 1.95% and 0.95%, respectively. For the period December 27, 1994 (date of initial public offering) through November 30, 1995, the ratios of expenses to average net assets for the Class A Shares, the Class B Shares and the Institutional Class of the Global Assets Series were, annualized, 1.25%, 1.95% and 0.95%, respectively. The ratios for the Class A Shares and the Class B Shares for each Fund reflect the impact of its 12b-1 Plan. The ratios for the Global Bond Series and the Global Assets Series reflect the waiver of fees noted above. The Company anticipates that the ratio of expenses to average daily net assets of Class C Shares of a Fund will be identical to that of Class B Shares of the same Fund.
       By California regulation, the Manager is required to waive certain fees and reimburse the Fund for certain expenses to the extent that the Fund's operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 2 1/2% of its first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets and 1 1/2% of any additional average daily net assets. For the fiscal year ended November 30, 1995, no such reimbursement was necessary or paid for any of the Funds.

Distribution and Service

       The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, serves as the national distributor of each Fund's shares under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its respective Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each class. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of the Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly-owned subsidiaries of Delaware Management Holdings, Inc.
       The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated October 25, 1991. The Transfer Agent is also an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND DIRECTORS

       The business and affairs of the Company are managed under the direction of its Board of Directors.
       Certain officers and directors of the Company hold identical positions in each of the other funds in the Delaware Group. On December 31, 1995, the Company's officers and directors owned less than 1% of the outstanding shares of the International Equity Fund A Class, the International Equity Fund B Class and the International Equity Fund C Class, respectively, and approximately 8.91% of the outstanding shares of the International Equity Fund Institutional Class; approximately 6.41% and 28.06%, respectively, of the outstanding shares of the Global Bond Fund A Class and the Global Bond Fund Institutional Class and less than 1% of the outstanding shares of the Global Bond Fund B Class and Global Bond Fund C Class, respectively; and approximately 29.85% of the outstanding shares of the Global Assets Fund Institutional Class and less than 1% of the outstanding shares of the Global Assets Fund A Class and the Global Assets Fund B Class and the Global Assets Fund C Class, respectively.
       As of December 31, 1995, the Company believes the following accounts held 5% or more of the outstanding shares of the International Equity Fund B Class, International Equity Fund C Class and International Equity Fund Institutional
Class: Merrill, Lynch, Pierce, Fenner & Smith Inc., Mutual Fund Operations, Attention Book Entry, 4800 Deer Lake Drive East, 3rd Fl., Jacksonville, FL 32246 held of record for the benefit of others 25,283 shares (7.96%) and Fox & Company, P.O. Box 976, New York, NY 10268 held 17,416 shares (5.48%) of the outstanding shares of the International Equity Fund B Class. Dain Bosworth, Inc. FBO SMACNA Northern IL, Inc., 4010 E. State Street, Room 204, Rockford, IL 61108 held 831 shares (40.71%); and Delaware Management Company, Inc., Attn. Joseph H. Hastings, 1818 Market Street, Philadelphia, PA 19103 held 433 shares (21.21%) of the outstanding shares of the International Equity Fund C Class. Price Waterhouse, LLP 401(k) Savings Plan, National Administrative Center, P.O. Box 30004, Tampa, FL 33630 held 428,356 shares (42.44%) and Delaware Management Company, Inc. Employee Profit Sharing Trust, 1818 Market Street, Philadelphia, PA 19103 held 274,831 shares (27.23%) of the outstanding shares of the International Equity Fund Institutional Class. Shares held by Delaware Management Company, Inc. Employee Profit Sharing Trust are beneficially owned by the participants in that plan.
       As of December 31, 1995, the Company believes the following accounts held 5% or more of the outstanding shares of, respectively, the Global Bond Fund A Class, Global Bond Fund B Class, Global Bond Fund C Class and Global Bond Fund Institutional Class: Prudential Securities FBO Russell W. Bagley IRA dtd 4/13/95 5700 Northwood Rdg., Bloomington, MN 55437 held 9,400 shares (10.80%); U.S. Clearing Corp., Cust Rosemary A. Thies IRA, 10001 W. Frontage Rd. 165, South Gate, CA 90280 held 6,928 shares (7.96%); Paul E. Suckow, 1219 Denbigh Ln., Radnor, PA 19087 held 5,581 shares (6.41%); and Brian F. Wruble, 7801 Huron Street, Philadelphia, PA 19118 held 5,570 shares (6.40%) of the outstanding shares of the Global Bond Fund A Class. Prudential Securities FBO Warren Stratton TTEE Canfield Children's Trust UA dtd 4/14/94, 71 Pilgrim Drive, Bedford, NH 03110 held 2,250 shares (19.37%); Merrill, Lynch, Pierce, Fenner & Smith Inc., Mutual Fund Operations, Attention Book Entry, 4800 Deer Lake Drive East, 3rd Fl., Jacksonville, FL 32246 held of record for the benefit of others 1,975 shares (17%); Prudential Securities FBO Warren Stratton TTEE Canfield Grandchildren's Trust UA dtd 4/14/94, 71 Pilgrim Drive, Bedford, NH 03110 held 1,549 shares (13.33%); Colleen C. Reynolds, 19 Westview Dr., Danielson, CT 06239 held 1,444 shares (12.43%); and Prudential Securities FBO Warren Stratton TTEE Christopher Canfield Trust UA dtd 4/14/94, 71 Pilgrim Drive, Bedford, NH 03110 held 1,003 shares (8.63%) of the outstanding shares of the Global Bond Fund B Class. Delaware Management Company, Inc., Attn. Joseph H. Hastings, 1818 Market Street, Philadelphia, PA 19103 held 481 shares (72.11%); and Robert M. Weiss MD, Profit Sharing Plan DTD, Robert M. Weiss trustee FBO Susan Zoeller, 6017 Benchmark Trail, Floyds Knobs, IN 47119 held 185 shares (27.73%) of the outstanding shares of the Global Bond Fund C Class. Delaware Management Company, Inc. Employee Profit Sharing Trust, 1818 Market Street, Philadelphia, PA 19103 held 50,717 shares (53.15%); and Delaware Management Company, Inc., c/o Joseph
H. Hastings, 1818 Market Street, Philadelphia, PA 19103 held 44,692 shares (46.84%) of the outstanding shares of the Global Bond Fund Institutional Class. As participants in the elaware Management Company, Inc. Employee Profit Sharing

Trust, John S. Connors held 11,306 shares (11.84%), Richard G. Unruh held 11,198 shares (11.75%) and Edward N. Antoian and Dennis L. Adams separately held 11,173 shares (11.71%) of the outstanding shares of the Global Bond Fund Institutional Class. Shares held by Delaware Management Company, Inc. Employee Profit Sharing Trust are beneficially owned by the participants in that plan, including those named in the previous sentence.
       As of December 31, 1995, the Company believes the following accounts held 5% or more of the outstanding shares of, respectively, the Global Assets Fund B Class, Global Assets Fund C Class and Global Assets Fund Institutional Class:
Merrill, Lynch, Pierce, Fenner & Smith Inc., Mutual Fund Operations, Attention Book Entry, P.O. Box 41621, Jacksonville, FL 32203 held of record for the benefit of others 17,130 shares (26.53%); and Prudential Securities FBO Warren
K. Stratton and Joanne K. Stratton co-ttees The WK Stratton JB Stratton Living Trust UA dtd 7/24/91, Bedford, NH 03110 held 6,653 shares (10.30%) of the outstanding shares of the Global Assets Fund B Class. Delaware Management Company, Inc., Attn. Joseph H. Hastings, 1818 Market Street, Philadelphia, PA 19103 held 447 shares (63.94%); and Robert M. Weiss MD, Profit Sharing Plan DTD, Robert M. Weiss trustee FBO Susan Zoeller, 6017 Benchmark Trail, Floyds Knobs, IN 47119 held 252 shares (36.05%) of the outstanding shares of the Global Assets Fund C Class. Delaware Management Company, Inc. Employee Profit Sharing Trust, 1818 Market Street, Philadelphia, PA 19103 held 118,959 shares (58.36%) and Delaware Management Company, Inc., c/o Joseph H. Hastings, 1818 Market Street, Philadelphia, PA 19103 held 84,859 shares (41.63%) of the outstanding shares of the Global Assets Fund Institutional Class. As participants in the Delaware Management Company, Inc. Employee Profit Sharing Trust, John J. O'Connor held 18,952 shares (9.29%), Richard G. Unruh held 12,743 shares (6.25%) and Edward N. Antoian held 10,607 shares (5.20%) of the outstanding shares of the Global Assets Fund Institutional Class. Shares held by Delaware Management Company, Inc. Employee Profit Sharing Trust are beneficially owned by the participants in that plan, including those named in the previous sentence.
       DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Investment Counselors, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly-owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between the Company on behalf of each Fund and the Manager and a new Sub-Advisory Agreement between the Manager and the Sub-Adviser on behalf of the Global Assets Series and the Sub-Adviser were executed following shareholder approval. DMH, the Manager and the Sub-Adviser are now wholly-owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.
       Directors and principal officers of the Company are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (58)
       Chairman, President, Chief Executive Officer, Director and/or Trustee of the Company, 15 other companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.), Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
       Chairman and Director of Delaware Pooled Trust, Inc., Delaware Investment
            Counselors, Inc. and Delaware Investment & Retirement Services, Inc. Chairman, Chief Executive Officer, Chief Investment Officer and Director
            of Delaware Management Company, Inc.
       Chairman, Chief Executive Officer and Director of Delaware International
            Advisers Ltd.
       Director of Delaware Distributors, Inc. and Delaware Service Company,
            Inc.
       During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Winthrop S. Jessup (50)
       Executive Vice President of the Company and 15 other companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.) and Delaware Management Holdings, Inc.
       President and Chief Executive Officer of Delaware Pooled Trust, Inc. President and Director of Delaware Investment Counselors, Inc. Executive Vice President and Director of DMH Corp., Delaware Management
            Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
       Vice Chairman and Director of Delaware Distributors, Inc.
       Vice Chairman of Delaware Distributors, L.P.
       Director of Delaware Service Company, Inc., Delaware International
            Advisers Ltd., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.
       During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (56)
       Executive Vice President of the Company and each of the other 16 companies in the Delaware Group.
       Executive Vice President and Director of Delaware Management Company,
            Inc.
       Senior Vice President of Delaware Management Holdings, Inc.
       Director of Delaware International Advisers Ltd.
       During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (68)
       Director and/or Trustee of the Company and each of the other 16 companies in the Delaware Group.
       460 North Gulph Road, King of Prussia, PA  19406.
       Board Chairman, Citadel Constructors, Inc.
       From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
            1988 to 1991, he was a partner of I&L Investors.


-------------
*Director affiliated with the investment manager of the Company and considered an "interested person" as defined in the Investment Company Act of 1940.

Anthony D. Knerr (57)
       Director and/or Trustee of the Company and each of the other 16 companies in the Delaware Group.
       500 Fifth Avenue, New York, NY  10110.
       Consultant, Anthony Knerr & Associates.
       From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
            Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (55)
       Director and/or Trustee of the Company and each of the other 16 companies in the Delaware Group.
       785 Park Avenue, New York, NY  10021.
       Treasurer, National Gallery of Art.
       From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1994, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (75)
       Director and/or Trustee of the Company and each of the other 16 companies in the Delaware Group.
       1617 John F. Kennedy Boulevard, Philadelphia, PA  19103.
       Vice Chairman, Packquisition Corp., a financial printing, commercial printing and information processing firm.
       Philadelphia City Councilman.
       President, MLW, Associates.
       Director, Tasty Baking Company.
       Director, Healthcare Services Group.

Charles E. Peck (70)
       Director and/or Trustee of the Company and each of the other 16 companies in the Delaware Group.
       P.O. Box 1102, Columbia, MD  21044.
       Secretary, Enterprise Homes, Inc.
       From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of
            The Ryland Group, Inc., Columbia, MD.

David K. Downes (56)
       Senior Vice President/Chief Administrative Officer/Chief Financial
            Officer of the Company, each of the other 16 companies in the Delaware Group and Delaware Management Company, Inc.
       Chairman and Director of Delaware Management Trust Company.
       Chief Executive Officer and Director of Delaware Investment & Retirement
            Services, Inc.
       Senior Vice President/Chief Administrative Officer/Chief Financial
            Officer/Treasurer of Delaware Management Holdings, Inc.
       Senior Vice President/Chief Financial Officer/Treasurer and Director of
            DMH Corp.
       Senior Vice President/Chief Administrative Officer and Director of
            Delaware Distributors, Inc.
       Senior Vice President/Chief Administrative Officer of Delaware
            Distributors, L.P.
       Senior Vice President/Chief Administrative Officer/Chief Financial
            Officer and Director of Delaware Service Company, Inc.
       Chief Financial Officer and Director of Delaware International Holdings
            Ltd.
       Senior Vice President/Chief Financial Officer/Treasurer of Delaware
            Investment Counselors, Inc.
       Senior Vice President/Chief Financial Officer and Director of Founders
            Holdings, Inc.
       Director of Delaware International Advisers Ltd.
       Before joining the Delaware Group in 1992, Mr. Downes was Chief
            Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (48)
       Senior Vice President and Secretary of the Company, each of the other 16 companies in the Delaware Group, Delaware Management Holdings, Inc., Delaware Distributors, L.P. and Delaware Investment Counselors, Inc.
       Executive Vice President, Secretary and Director of Delaware Management
            Trust Company.
       Senior Vice President, Secretary and Director of DMH Corp., Delaware
            Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Investment & Retirement
            Services, Inc. and Founders Holdings, Inc.
       Secretary and Director of Delaware International Holdings Ltd.
       Director of Delaware International Advisers Ltd.
       Attorney.
       During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Paul E. Suckow (48)
       Senior Vice President/Chief Investment Officer, Fixed Income of the
            Company, each of the other 16 companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Management
            Company, Inc.
       Senior Vice President and Director of Founders Holdings, Inc.
       Director of Founders CBO Corporation.
       Before returning to the Delaware Group in 1993, Mr. Suckow was Executive
            Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed income portfolio manager for the Delaware Group.

George H. Burwell (34)
       Vice President/Senior Portfolio Manager of the Company, of seven other equity companies in the Delaware Group and of Delaware Management Company, Inc.
       Before joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank, New Jersey. In addition, he was a security analyst for Balis & Zorn, New York and for First Fidelity Bank, New Jersey.

Paul A. Matlack (36)
       Vice President/Senior Portfolio Manager of the Company, of nine other income companies and the closed-end funds in the Delaware Group and of Delaware Management Company, Inc.
       Vice President of Founders Holdings, Inc.
       Secretary and Director of Founders CBO Corporation.
       During the past five years, Mr. Matlack has served in various capacities at different times within the Delaware organization.

Gerald T. Nichols (37)
       Vice President/Senior Portfolio Manager of the Company, of nine other income companies and the closed-end funds in the Delaware Group and of Delaware Management Company, Inc.
       Vice President of Founders Holdings, Inc.
       Treasurer and Director of Founders CBO Corporation.
       During the past five years, Mr. Nichols has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (46)
       Vice President/Corporate Controller of the Company, each of the other 16 companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Investment Counselors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
       Chief Financial Officer/Treasurer of Delaware Investment & Retirement
            Services, Inc.
       Executive Vice President/Chief Financial Officer/Treasurer of Delaware
            Management Trust Company.
       Assistant Treasurer of Founders CBO Corporation.
       1818 Market Street, Philadelphia, PA  19103.
       Before joining the Delaware Group in 1992, Mr. Hastings was Chief
            Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (33)
       Vice President/Treasurer of the Company, each of the other 16 companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc., and Founders Holdings, Inc.
       Assistant Treasurer of Founders CBO Corporation.
       Vice President/Manager of Investment Accounting of Delaware
            International Holdings Ltd.
       Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
            President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

       The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Company and the total compensation received from all Delaware Group funds for the fiscal year ended November 30, 1995 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of November 30, 1995.

                                                               Pension or
                                                               Retirement           Estimated          Total
                                                                Benefits             Annual            Compensation
                                      Aggregate                  Accrued            Benefits           from all 17
                                    Compensation               as Part of             Upon             Delaware
           Name                     from Company           Company Expenses       Retirement*         Group Funds

W. Thacher Longstreth                   $2,179                    None                $18,100           $58,188
Ann R. Leven                            $2,474                    None                $18,100           $66,324
Walter P. Babich                        $2,503                    None                $18,100           $67,324
Anthony D. Knerr                        $2,239                    None                $18,100           $62,613
Charles E. Peck                         $2,179                    None                $18,100           $58,188


* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 years and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of November 30, 1995, he or she would be entitled to annual payments totaling $18,100, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

       The exchange privileges available for shareholders of the Company's classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Company may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

       All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.
       An exchange constitutes, for tax purposes, the sale of one fund or series and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.
       In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege

       Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the Company receives written notice from the shareholder to the contrary.
       Shareholders or their investment dealers of record may contact the Transfer Agent at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.
       The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Company reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time.
       As described in the Company's Prospectuses, neither the Company nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
       With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Company will refuse any new Timing Arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. The Company reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Company within two weeks of an earlier exchange request out of the Company, or (ii) makes more than two exchanges out of the Company per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Company's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
       Timing Accounts operating under existing Timing Agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for Timed Exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. The Company reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).
       The Company also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Company would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Company receives or anticipates simultaneous orders affecting significant portions of the Company's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Company and therefore may be refused.

       Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.
       Following is a summary of the investment objectives of the other Delaware Group funds:
       Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.
       Trend Fund seeks long-term growth by investing in common stock issued by emerging growth companies exhibiting strong capital appreciation potential.
       Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.
       DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.
       Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

       Delchester Fund seeks as high a current income as possible by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper.
       U.S. Government Fund seeks high current income by investing primarily in long-term U.S. Government debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
       Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.
       Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.
       Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.
       Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.
       Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.
       Delaware Group Premium Fund offers nine series available exclusively as funding vehicles for certain insurance company separate accounts. Equity/Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. High Yield Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. Government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Money Market Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Growth Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Multiple Strategy Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Emerging Growth Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective.

      For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.
       Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

       Delaware International is the investment manager of each Fund of the Company and DMC is the sub-adviser to the Global Assets Series. Delaware International, or its affiliate DMC, also manages the other funds in the Delaware Group. DMC, through a separate division, also manages private investment accounts. While investment decisions of each Fund are made independently from those of the other funds and accounts, they may make investment decisions at the same time.

       Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management Company, Inc., Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

       The Distributor acts as national distributor for the Company and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for the Company. In their capacities as the national distributor, DDI and the Distributor received net commissions from the Company on behalf of the Class A Shares, after reallowances to dealers, as follows:

                                  International Equity Fund
                            Total
                          Amount of
Fiscal                     Under-         Amounts           Net
 Year                      writing       Reallowed      Commission
Ended                    Commissions    to Dealers    to Distributor

11/30/95                  $299,368       $259,217          $40,151
11/30/94                   653,278        564,877           88,401
11/30/93                   377,504        326,612           50,892


                                  Global Bond Fund(1)
                         Total
                       Amount of
Fiscal                  Under-         Amounts           Net
 Year                   writing       Reallowed      Commission
Ended                 Commissions    to Dealers    to Distributor

11/30/95                $5,712         $4,661          $1,051


                               Global Assets Fund(1)
                     Total
                   Amount of
Fiscal              Under-         Amounts           Net
 Year               writing       Reallowed      Commission
Ended             Commissions    to Dealers    to Distributor

11/30/95            $27,931        $24,095         $3,836

(1)  Date of initial public offering was December 27, 1994.

         For the fiscal year ended November 30, 1993, no Limited CDSC payments were made with respect to the International Equity Fund A Class. For the fiscal year ended November 30, 1994, in its capacity as the Company's national distributor, DDI received Limited CDSC payments in the amount of $3,644 with respect to the International Equity Fund A Class. For the fiscal year ended November 30, 1995, in their capacities as the Company's national distributor, DDI and the Distributor received Limited CDSC payments in the amount of $3,911 with respect to the International Equity Fund A Class. For the period September

6, 1994 (date of initial public offering) through November 30, 1994, DDI also received CDSC payments in the amount of $1,283 with respect to the International Equity Fund B Class. For the fiscal year ended November 30, 1995, in their capacities as the Company's national distributor, DDI and the Distributor received CDSC payments in the amount of $2,602 with respect to the International Equity Fund B Class. For the period November 29, 1995 (date of initial public offering) through November 30, 1995, no CDSC payments were made with respect to the International Equity Fund C Class.
         For the period December 27, 1994 (date of initial public offering) through November 30, 1995, no Limited CDSC payments were made with respect to the Global Bond Fund A Class. For the period December 27, 1994 (date of initial public offering) through November 30, 1995, no CDSC payments were made with respect to the Global Bond Fund B Class. For the period November 29, 1995 (date of initial public offering) through November 30, 1995, no CDSC payments were made with respect to the Global Bond Fund C Class.
         For the period December 27, 1994 (date of initial public offering) through November 30, 1995, no Limited CDSC payments were made with respect to the Global Assets Fund A Class. For the period December 27, 1994 (date of initial public offering) through November 30, 1995, the Distributor received CDSC payments in the amount of $340 with respect to the Global Assets Fund B Class. For the period November 29, 1995 (date of initial public offering) through November 30, 1995, no CDSC payments were made with respect to the Global Assets Fund C Class.

         Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.

       The Transfer Agent, an affiliate of Delaware International and DMC, acts as shareholder servicing, dividend disbursing and transfer agent for the Company and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 for the International Equity and Global Assets Series and $11.00 for the Global Bond Series plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors.
       DMC and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Company's advisory relationship with Delaware International and DMC or its distribution relationship with the Distributor, DMC and its affiliates could cause the Company to delete the words "Delaware Group" from the Company's name.
       Morgan Guaranty Trust Company of New York ("Morgan"), 60 Wall Street, New York, NY 10260, is custodian of the Company's securities and cash. As custodian for the Company, Morgan maintains a separate account or accounts for the Company; receives, holds and releases portfolio securities on account of the Company; receives and disburses money on behalf of the Company; and collects and receives income and other payments and distributions on account of the Company's portfolio securities.
       The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, has been passed upon for the Company by Stradley, Ronon, Stevens & Young, Philadelphia, Pennsylvania.

Capitalization
       The Company has a present authorized capitalization of five hundred million shares of capital stock with a $.01 par value per share. The Board of Directors has allocated fifty million shares to each Fund's classes of shares. Prior to November 9, 1992, each Fund of the Company offered one retail class of shares, from November 9, 1992 to September 5, 1994, the International Equity Series offered two classes of shares and from September 6, 1994 to November 28, 1995, the International Equity Series offered three classes of shares. Beginning December 27, 1994 to November 28, 1995, the Global Assets Series and the Global Bond Series offered three classes of shares. Beginning November 29, 1995, each Fund of the Company began offering four classes of shares. Each class of shares in the respective Fund represents a proportionate interest in the assets of that Fund, and each has the same voting and other rights and preferences as the other classes, except that shares of the Institutional Classes may not vote on any matter affecting the Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by a Fund under the Rule 12b-1 Plan relating to the respective Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the respective classes according to asset size, except that expenses of the Rule 12b-1 Plans of the Fund Classes will be allocated solely to the respective class. While all shares have equal voting rights on matters affecting the entire Company, each Fund would vote separately on any matter which affects only that Fund, such as any change in its own investment objective and policy or action to dissolve the Fund and as otherwise prescribed by the Investment Company Act of 1940. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund. Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

       Prior to September 6, 1994, the International Equity Fund A Class was known as the International Equity Fund class and the International Equity Fund Institutional Class was known as the International Equity Fund (Institutional) class.

Noncumulative Voting

       These shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Company voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

       This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A--IRA INFORMATION

       The Tax Reform Act of 1986 restructured, and in some cases eliminated, the tax deductibility of IRA contributions. Under the Act, the full deduction for IRAs ($2,000 for each working spouse and $2,250 for one- income couples) was retained for all taxpayers who are not covered by an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is covered by an employer-sponsored retirement plan, the full deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. The Act does not permit deductions for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.
       As illustrated in the following tables, maintaining an Individual Retirement Account remains a valuable opportunity.
       For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

       Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. Additional exhibits found in this Appendix A illustrate the benefits of tax-deferred versus taxable compounding. For illustration purposes, each reflects a constant 10% rate of return, with the reinvestment of all proceeds compounded at a frequency indicated at the top of each exhibit. When used in advertising and other promotional materials, the rate of return and compounding frequency used (monthly compounding for the Global Bond Series, and quarterly for the Global Assets and International Equity Series) will reflect the actual annualized return experienced by each Fund or a representative average return of each Fund's peer mutual funds. The tables do not take into account any sales charges or fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal.

       The first table reflects a constant 10% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any sales charges or fees. If you choose a mutual fund with a fluctuating net asset value, like any Fund of Delaware Group Global & International Funds, Inc., your bottom line at retirement could be lower--it could also be much higher.

$2,000 Invested Annually Assuming a 10% Annualized Return


   15% Tax Bracket            Single    -   $0-$22,750
   ---------------
                               Joint    -   $0-$38,000

                                                                                                 How Much You
         End of                Cumulative                     How Much You                      Have With Full
          Year              Investment Amount               Have Without IRA                     IRA Deduction

            1                   $ 2,000                          $  1,844                          $  2,200
            5                    10,000                            10,929                            13,431
           10                    20,000                            27,363                            35,062
           15                    30,000                            52,074                            69,899
           20                    40,000                            89,231                           126,005
           25                    50,000                           145,103                           216,364
           30                    60,000                           229,114                           361,887
           35                    70,000                           355,438                           596,254
           40                    80,000                           545,386                           973,704

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 8.5%
(10% less 15%)]


   28% Tax Bracket            Single    -   $22,751-$55,100
   ---------------
                               Joint    -   $38,001-$91,850

         End of                Cumulative                How Much You              How Much You Have with Full IRA
          Year              Investment Amount          Have Without IRA           No Deduction           Deduction

            1                    $ 2,000                   $  1,544                  $  1,584              $  2,200
            5                     10,000                      8,913                     9,670                13,431
           10                     20,000                     21,531                    25,245                35,062
           15                     30,000                     39,394                    50,328                69,899
           20                     40,000                     64,683                    90,724               126,005
           25                     50,000                    100,485                   155,782               216,364
           30                     60,000                    151,171                   260,559               361,887
           35                     70,000                    222,927                   429,303               596,254
           40                     80,000                    324,512                   701,067               973,704

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 7.2% (10% less 28%)] [With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 10%]


   31% Tax Bracket            Single    - $55,101-$115,000
   ---------------             Joint    - $91,851-$140,000

         End of                Cumulative                How Much You              How Much You Have with Full IRA
          Year              Investment Amount          Have Without IRA           No Deduction           Deduction

            1                    $ 2,000                  $   1,475                 $   1,518              $  2,200
            5                     10,000                      8,467                     9,268                13,431
           10                     20,000                     20,286                    24,193                35,062
           15                     30,000                     36,787                    48,231                69,899
           20                     40,000                     59,821                    86,943               126,005
           25                     50,000                     91,978                   149,291               216,364
           30                     60,000                    136,868                   249,702               361,887
           35                     70,000                    199,536                   411,415               596,254
           40                     80,000                    287,021                   671,855               973,704

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 6.9% (10% less 31%)] [With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 10%]

   36% Tax Bracket*           Single    - $115,001-$250,000
   ----------------            Joint    - $140,001-$250,000

         End of                Cumulative                How Much You              How Much You Have with Full IRA
          Year              Investment Amount          Have Without IRA           No Deduction           Deduction

            1                    $ 2,000                  $   1,362                 $   1,408              $  2,200
            5                     10,000                      7,739                     8,596                13,431
           10                     20,000                     18,292                    22,440                35,062
           15                     30,000                     32,683                    44,736                69,899
           20                     40,000                     52,308                    80,643               126,005
           25                     50,000                     79,069                   138,473               216,364
           30                     60,000                    115,562                   231,608               361,887
           35                     70,000                    165,327                   381,602               596,254
           40                     80,000                    233,190                   623,170               973,704

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 6.4% (10% less 36%)] [With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 10%]


   39.6% Tax Bracket*         Single    - over $250,000
   ------------------
                               Joint    - over $250,000

         End of                Cumulative                How Much You              How Much You Have with Full IRA
          Year              Investment Amount          Have Without IRA           No Deduction           Deduction

            1                    $ 2,000                  $   1,281                 $   1,329              $  2,200
            5                     10,000                      7,227                     8,112                13,431
           10                     20,000                     16,916                    21,178                35,062
           15                     30,000                     29,907                    42,219                69,899
           20                     40,000                     47,324                    76,107               126,005
           25                     50,000                     70,677                   130,684               216,364
           30                     60,000                    101,986                   218,580               361,887
           35                     70,000                    143,965                   360,137               596,254
           40                     80,000                    200,249                   588,117               973,704

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04% (10% less 39.6%)] [With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6% earning 10%]



* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $250,000. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

         $2,000 SINGLE INVESTMENT AT A RETURN OF 10% COMPOUNDED MONTHLY


                   TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS               39.6%*             36%*                31%               28%               15%            DEFERRED
-----------------------------------------------------------------------------------------------------------------------------

    10            $  3,653          $  3,787            $  3,980          $  4,100          $  4,665          $  5,414
    15               4,938             5,210               5,614             5,870             7,125             8,908
    20               6,673             7,169               7,918             8,405            10,882            14,656
    30              12,190            13,572              15,756            17,231            25,385            39,675
    40              22,267            25,696              31,351            35,323            59,214           107,401


         $2,000 INVESTED ANNUALLY AT A RETURN OF 10% COMPOUNDED MONTHLY

                   TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS               39.6%*             36%*                31%               28%               15%            DEFERRED
-----------------------------------------------------------------------------------------------------------------------------

    10           $  28,276         $  28,891           $  29,773         $  30,317         $  32,819         $  36,018
    15              50,241            51,913              54,348            55,875            63,110            72,877
    20              79,928            83,590              89,014            92,468           109,373           133,521
    30             174,276           187,150             206,891           219,878           287,948           397,466
    40             346,618           383,214             441,441           481,071           704,501         1,111,974


* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $250,000. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

        $2,000 SINGLE INVESTMENT AT A RETURN OF 10% COMPOUNDED QUARTERLY

                   TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS               39.6%*             36%*                31%               28%               15%            DEFERRED
-----------------------------------------------------------------------------------------------------------------------------

    10            $  3,642          $  3,774             $ 3,964           $ 4,083           $ 4,638           $ 5,370
    15               4,915             5,184               5,581             5,833             7,062             8,800
    20               6,633             7,121               7,857             8,334            10,755            14,419
    30              12,081            13,436              15,572            17,012            24,939            38,716
    40              22,001            25,352              30,865            34,728            57,831           103,956


        $2,000 INVESTED ANNUALLY AT A RETURN OF 10% COMPOUNDED QUARTERLY

                   TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS               39.6%*             36%*                31%               28%               15%            DEFERRED
-----------------------------------------------------------------------------------------------------------------------------

    10           $  28,226         $  28,833           $  29,702         $  30,239         $  32,699          $ 35,834
    15              50,104            51,753              54,152            55,654            62,755            72,298
    20              79,629            83,239              88,573            91,966           108,525           132,049
    30             173,245           185,894             205,256           217,971           284,358           390,394
    40             343,773           379,596             436,523           475,187           692,097         1,084,066


* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $250,000. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

THE VALUE OF STARTING YOUR IRA EARLY
       The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

                         After 5 years           $3,528 more
                         10 years                $6,113
                         20 years               $17,228
                         30 years               $47,295

       Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.
       And it pays to shop around. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, both compounded monthly, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!

                                  8% Return          10% Return
                                  ---------          ----------

                    10 years        $31,828             $36,018
                    20 years       $102,476            $133,521
                    30 years       $259,288            $397,466


       The statistical exhibits above are for illustration purposes only and do not reflect the actual performance for any Fund of Delaware Group Global & International Funds, Inc. either in the past or in the future.

FINANCIAL STATEMENTS

      Ernst & Young LLP serves as the independent auditors for the Company and, in its capacity as such, audits the financial statements contained in the Company's Annual Report. The International Equity Series, Global Bond Series and Global Assets Series of Delaware Group Global & International Funds, Inc. Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements for the fiscal year ended November 30, 1995, as well as the reports of Ernst & Young LLP, independent auditors, are included in the Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.




                                     PART C

                                Other Information


Item 24.       Financial Statements and Exhibits

               (a)      Financial Statements:

                        Part A      -   Financial Highlights

                       *Part B      -   Statement of Net Assets
                                        Statement of Operations
                                        Statement of Changes in Net Assets
                                        Notes to Financial Statements
                                        Accountant's Reports


               * The financial statements and Accountant's Report listed above relating to the International Equity Series, the Global Assets Series and Global Bond Series are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended November 30, 1995 and are herein included as an Exhibit.

               (b)  Exhibits:

                        (1)     Articles of Incorporation.

                                (a) Articles of Incorporation, as amended and
                                    supplemented through November 27, 1995,
                                    incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                                (b) Executed Articles Supplementary (November
                                    28, 1995) attached as Exhibit.

                        (2) By-Laws. By-Laws, as amended through June 30, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 9 filed
                                June 30, 1995.

                        (3)     Voting Trust Agreement.  Inapplicable.

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.





                        (4) Copies of All Instruments Defining the Rights of Holders.
                                ------------------------------------------------

                                (a) Articles of Incorporation, Articles of
                                    Amendment and Articles Supplementary.

                                    (i)   Article Fifth and Article Ninth of the
                                          Articles of Incorporation (May 30,
                                          1991), Article Second of Articles
                                          Supplementary (May 22, 1992 and
                                          September 6, 1994), Article Second of
                                          Certificate of Correction to Articles
                                          Supplementary (December 28, 1994)
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 10 filed November 27, 1995.

                                    (ii)  Executed Articles Supplementary
                                          (November 28, 1995) attached as
                                          Exhibit 24(b)(1)(b).

                                (b) By-Laws. Article II and Article III, as
                                    amended, and Article XIV incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                        (5) Investment Management Agreements. Investment Management Agreements between Delaware International Advisers Ltd. and the Registrant on behalf of each Series dated April 3, 1995 and Sub-Advisory Agreement between Delaware International Advisers Ltd. and Delaware Management Company, Inc. on behalf of the Global Assets Series dated April 3, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                        (6)     (a) Distribution Agreements.

                                    (i)   Form of Distribution Agreement (April
                                          1995) incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 10 filed November 27, 1995.

                                    (ii)  Form of Amendment No. 1 to
                                          Distribution Agreement (November 1995)
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 10 filed November 27, 1995.

                                (b) Administration and Service Agreement. Form
                                    of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                                                       Form N-1A
                                                       File No. 33-41034
                                                       Delaware Group Global &
                                                       International Funds, Inc.




                                (c) Dealer's Agreement. Form of Dealer's
                                    Agreement (as amended November 1995)
                                    incorporated into this filing by reference to Post- Effective Amendment No. 10 filed November 27, 1995.

                                (d) Mutual Fund Agreement for the Delaware Group
                                    of Funds (November 1995) included as Module.

                        (7)     Bonus, Profit Sharing, Pension Contracts.

                                (a) Amended and Restated Profit Sharing Plan
                                    incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                                (b) Amendment to Profit Sharing Plan (December
                                    21, 1995) included as Module.

                        (8) Custodian Agreements. Incorporated into this filing by reference to Post- Effective Amendment No. 1 filed March 30, 1992.

                        (9) Other Material Contracts. Shareholders Services Agreements incorporated into this filing by reference to Post-Effective Amendment No. 1 filed March 30, 1992.

                       (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on January 26, 1996.

                       (11)     Consent of Auditors. Attached as Exhibit.

                       (12)     Inapplicable.

                       (13) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 22, 1991.

                       (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 5 filed March 24, 1994 and Post-Effective Amendment No. 8 filed March 3, 1995.

                       (15)     Plans under Rule 12b-1.

                                (a) Form of Plan under Rule 12b-1 for Class A of
                                    each Series (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.




                                (b) Form of Plan under Rule 12b-1 for Class B of
                                    each Series (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                                (c) Form of Plan under Rule 12b-1 for Class C of
                                    each Series (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                       (16) Schedules of Computation for each Performance Quotation. Incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                                Schedules of Computation for each Performance Quotation for periods not previously electronically filed for each Series attached as Exhibit.

                       (17)     Financial Data Schedules. Attached as Exhibit.

                       (18) Plan under Rule 18f-3. Plan under Rule 18f-3 included as Module.

                       (19)     Other: Directors' Power of Attorney.
                                       Incorporated into this filing by
                                       reference to Post-Effective Amendment
                                       No. 9 filed June 30, 1995.

                       (20)     Other: Financial Statements. The Registrant's
                                       financial statements for the fiscal year ended November 30, 1995 attached as Exhibit.

Item 25.       Persons Controlled by or under Common Control with Registrant.

               None.

Item 26.       Number of Holders of Securities.

                       (1)                                      (2)
                                                            Number of
               Title of Class                               Record Holders
               --------------                               --------------

               Delaware Group Global & International
               Funds, Inc.'s
               International Equity Series:

               International Equity Fund A Class
               Common Stock                                 5,792 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

               International Equity Fund B Class
               Common Stock                                 459 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.



                                                            Number of
               Title of Class                               Record Holders
               --------------                               --------------
               International Equity Fund C Class
               Common Stock                                 2 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

               International Equity Fund Institutional
               Class Common Stock                           33 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

               Delaware Group Global & International
               Funds, Inc.'s
               Global Bond Series:

               Global Bond Fund A Class
               Common Stock                                 85 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

               Global Bond Fund B Class
               Common Stock                                 16 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

               Global Bond Fund C Class
               Common Stock                                 2 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

               Global Bond Fund Institutional Class
               Common Stock                                 3 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

               Delaware Group Global & International
               Funds, Inc.'s
               Global Assets Series:

               Global Assets Fund A Class
               Common Stock                                 436 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

               Global Assets Fund B Class
               Common Stock                                 91 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.




                                                            Number of
               Title of Class                               Record Holders
               --------------                               --------------

               Global Assets Fund C Class
               Common Stock                                 2 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

               Global Assets Fund Institutional Class
               Common Stock                                 3 Accounts as of
               $.01 Par Value Per Share                     December 31, 1995

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed June 4, 1991 and Article XIV of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

Item 28.     Business and Other Connections of Investment Adviser.

             Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to the International Equity Series, the Global Bond Series and the Global Assets Series of the Registrant, The International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Labor Select International Equity Portfolio of Delaware Pooled Trust, Inc., and the International Equity Series of Delaware Group Premium Fund, Inc., and serves as sub-investment manager to Delaware Group Global Dividend and Income Fund, Inc., and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds.

             The following persons serving as directors or officers of Delaware International have held the following positions during the past two years:

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.


Name and Principal                  Positions and Offices with Delaware InternationalAdvisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
------------------                  ------------------------------------------------------------------------------
*Wayne A. Stork                     Chairman of the Board, Chief Executive Officer and Director of Delaware
                                    International Advisers Ltd.; President, Chief Executive Officer, Chairman of
                                    the Board and Director of the Registrant, and with the exception of Delaware
                                    Pooled Trust, Inc., each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp., Delaware International Holdings
                                    Ltd. and Founders Holdings, Inc.; Chairman of the Board and Director of
                                    Delaware Pooled Trust, Inc., Delaware Investment Counselors, Inc. and
                                    Delaware Investment & Retirement Services, Inc.; Chairman of the Board,
                                    Chief Executive Officer, Chief Investment Officer and Director of Delaware
                                    Management Company, Inc.; and Director of Delaware Distributors, Inc. and
                                    Delaware Service Company, Inc.

**G. Roger H. Kitson                Vice Chairman and Director of Delaware International Advisers Ltd.

**David G. Tilles                   Managing Director, Chief Investment Officer and Director of Delaware
                                    International Advisers Ltd.

**John Emberson                     Secretary/Compliance Officer/Finance Director and Director of Delaware
                                    International Advisers Ltd.



















  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.




Name and Principal                  Positions and Offices with Delaware InternationalAdvisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
------------------                  ------------------------------------------------------------------------------
*David K. Downes                      Director of Delaware International Advisers Ltd.; Senior Vice President,
                                      Chief Administrative Officer, Chief Financial Officer and Treasurer of
                                      Delaware Management Holdings, Inc.; Senior Vice President/Chief
                                      Administrative Officer/Chief Financial Officer of Delaware Management
                                      Company, Inc., the Registrant and each of the other funds in the Delaware
                                      Group; Chairman and Director of Delaware Management Trust Company;
                                      Senior Vice President, Chief Financial Officer, Treasurer and Director of
                                      DMH Corp.; Senior Vice President and Chief Administrative Officer of
                                      Delaware Distributors, L.P.; Senior Vice President, Chief Administrative
                                      Officer and Director of Delaware Distributors, Inc.; Senior Vice President,
                                      Chief Administrative Officer, Chief Financial Officer and Director of
                                      Delaware Service Company, Inc.; Chief Financial Officer and Director of
                                      Delaware International Holdings Ltd.; Senior Vice President, Chief Financial
                                      Officer and Treasurer of Delaware Investment Counselors, Inc.; Senior Vice
                                      President, Chief Financial Officer and Director of Founders Holdings, Inc.;
                                      and Chief Executive Officer and Director of Delaware Investment &
                                      Retirement Services, Inc.

                                      Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn,
                                      Inc. since 1992, 8 Clayton Place, Newtown Square, PA

*Winthrop S. Jessup                   Director of Delaware International Advisers Ltd., Delaware Service
                                      Company, Inc., Delaware Management Trust Company and Delaware
                                      Investment & Retirement Services, Inc.; Executive Vice President of the
                                      Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group and Delaware Management Holdings,
                                      Inc.; President and Chief Executive Officer of Delaware Pooled Trust, Inc.;
                                      Executive Vice President and Director of DMH Corp., Delaware
                                      Management Company, Inc., Delaware International Holdings Ltd. and
                                      Founders Holdings, Inc.; Vice Chairman of Delaware Distributors, L.P.;
                                      Vice Chairman and Director of Delaware Distributors, Inc.; and President
                                      and Director of Delaware Investment Counselors, Inc.





  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

                                                     Form N-1A
                                                     File No. 33-41034
                                                     Delaware Group Global &
                                                     International Funds, Inc.



Name and Principal                  Positions and Offices with Delaware InternationalAdvisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
------------------                  ------------------------------------------------------------------------------
*Richard G. Unruh, Jr.                Director of Delaware International Advisers Ltd.; Executive Vice President
                                      and Director of Delaware Management Company, Inc.; Executive Vice
                                      President of the Registrant and each of the other funds in the Delaware
                                      Group; and Senior Vice President of Delaware Management Holdings, Inc.

                                      Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                      since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors,
                                      Chairman of Finance Committee, Mid Atlantic, Inc. since 1989, 2040 Market
                                      Street, Philadelphia, PA

*Richard J. Flannery                  Director of Delaware International Advisers Ltd.; Managing
                                      Director/Corporate Tax & Affairs of Delaware Management Holdings, Inc.,
                                      DMH Corp., Delaware Management Company, Inc., Delaware Distributors,
                                      L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                      Delaware Management Trust Company, Delaware Investment Counselors,
                                      Inc., Founders CBO Corporation and Delaware Investment & Retirement
                                      Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Managing Director/Corporate & Tax Affairs and
                                      Director of Founders Holdings, Inc.; and Managing Director and Director of
                                      Delaware International Holdings Ltd.

                                      Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                                      Elverton, PA; Director and Member of Executive Committee of Stonewall
                                      Links, Inc. since 1991, Bulltown Rd., Elverton, PA

*John C. E. Campbell                  Director of Delaware International Advisers Ltd.











  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.




Name and Principal                  Positions and Offices with Delaware InternationalAdvisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
------------------                  ------------------------------------------------------------------------------
*George M. Chamberlain, Jr.           Director of Delaware International Advisers Ltd.; Senior Vice President and
                                      Secretary of the Registrant, each of the other funds in the Delaware Group,
                                      Delaware Distributors, L.P., Delaware Management Holdings, Inc. and
                                      Delaware Investment Counselors, Inc.; Senior Vice President, Secretary and
                                      Director of Delaware Management Company, Inc., DMH Corp., Delaware
                                      Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc.
                                      and Delaware Investment & Retirement Services, Inc.; Executive Vice
                                      President, Secretary and Director of Delaware Management Trust Company;
                                      and Secretary and Director of Delaware International Holdings Ltd.

                                      Director of ICI Mutual Insurance Co. since 1992, P.O. Box 730, Burlington, VT

*George E. Deming                     Director of Delaware International Advisers Ltd.

**Timothy W. Sanderson                Senior Portfolio Manager/Deputy Compliance Officer/Director Equity
                                      Research and Director of Delaware International Advisers Ltd.

**Clive A. Gillmore                   Senior Portfolio Manager/Director U.S. Mutual Fund Liaison and Director
                                      of Delaware International Advisers Ltd.

**Hamish O. Parker                    Senior Portfolio Manager/Director U.S. Marketing Liaison and Director of
                                      Delaware International Advisers Ltd.

**Ian G. Sims                         Senior Portfolio Manager/Deputy Managing Director and Director of
                                      Delaware International Advisers Ltd.

**Elizabeth A. Desmond                Senior Portfolio Manager of Delaware International Advisers Ltd.

**Gavin A. Hall                       Senior Portfolio Manager of Delaware International Advisers Ltd.







  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.




             Delaware Management Company, Inc. ("DMC"), an affiliate of Delaware International, serves as sub-investment manager to a portion of the portfolio of the Global Assets Series and as investment manager to other funds in the Delaware Group (Delaware Group Delaware Fund, Inc., Delaware Group Trend Fund, Inc., Delaware Group Value Fund, Inc., Delaware Group DelCap Fund, Inc., Delaware Group Decatur Fund, Inc., Delaware Group Delchester High-Yield Bond Fund, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Pooled Trust, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of DMC also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by DMC's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing and transfer agent for all of the mutual funds in the Delaware Group.

             The following persons serving as directors or officers of DMC have held the following positions during the past two years:


Name and Principal                   Positions and Offices with Delaware InternationalAdvisers Ltd.
Business Address*                    and its Affiliates and Other Positions and Offices Held
------------------                   ------------------------------------------------------------------------------
Wayne A. Stork                       Chairman of the Board, Chief Executive Officer, Chief Investment Officer and
                                     Director of Delaware Management Company, Inc.; President, Chief Executive
                                     Officer, Chairman of the Board and Director of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the
                                     Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware
                                     International Holdings Ltd. and Founders Holdings, Inc.; Chairman of the Board
                                     and Director of Delaware Pooled Trust, Inc., Delaware Investment Counselors,
                                     Inc. and Delaware Investment & Retirement Services, Inc.; Chairman, Chief
                                     Executive Officer and Director of Delaware International Advisers Ltd.; and
                                     Director of Delaware Distributors, Inc. and Delaware Service Company, Inc.








*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.



Name and Principal                   Positions and Offices with DMC and its
Business Address*                    Affiliates and Other Positions and Offices Held
------------------                   -----------------------------------------------
Winthrop S. Jessup                   Executive Vice President and Director of Delaware Management Company,
                                     Inc., DMH Corp., Delaware International Holdings Ltd. and Founders
                                     Holdings, Inc.; Executive Vice President of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the
                                     Delaware Group and Delaware Management Holdings, Inc.; President and
                                     Chief Executive Officer of Delaware Pooled Trust, Inc.; Vice Chairman of
                                     Delaware Distributors, L.P.; Vice Chairman and Director of Delaware
                                     Distributors, Inc.; Director of Delaware Service Company, Inc., Delaware
                                     Management Trust Company, Delaware International Advisers Ltd. and
                                     Delaware Investment & Retirement Services, Inc.; and President and
                                     Director of Delaware Investment Counselors, Inc.

Richard G. Unruh, Jr.                Executive Vice President and Director of Delaware Management Company, Inc.;
                                     Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware Management Holdings, Inc.;
                                     and Director of Delaware International Advisers Ltd.

                                     Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                     since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman
                                     of Finance Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street,
                                     Philadelphia, PA

Paul E. Suckow                       Senior Vice President/Chief Investment Officer, Fixed Income of Delaware
                                     Management Company, Inc., the Registrant, each of the other funds in the Delaware
                                     Group and Delaware Management Holdings, Inc.; Senior Vice President and Director of
                                     Founders Holdings, Inc.; and Director of Founders CBO Corporation











*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.



Name and Principal                    Positions and Offices with DMC and its
Business Address*                     Affiliates and Other Positions and Offices Held
-------------------                   --------------------------------------------------------------------------------
David K. Downes                       Senior Vice President, Chief Administrative Officer and Chief Financial
                                      Officer of Delaware Management Company, Inc., the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware
                                      Management Trust Company; Senior Vice President, Chief Administrative
                                      Officer, Chief Financial Officer and Treasurer of Delaware Management
                                      Holdings, Inc.; Senior Vice President, Chief Financial Officer, Treasurer and
                                      Director of DMH Corp.; Senior Vice President and Chief Administrative
                                      Officer of Delaware Distributors, L.P.; Senior Vice President, Chief
                                      Administrative Officer and Director of Delaware Distributors, Inc.; Senior
                                      Vice President, Chief Administrative Officer, Chief Financial Officer and
                                      Director of Delaware Service Company, Inc.; Chief Financial Officer and
                                      Director of Delaware International Holdings Ltd.; Senior Vice President,
                                      Chief Financial Officer and Treasurer of Delaware Investment Counselors,
                                      Inc.; Senior Vice President, Chief Financial Officer and Director of
                                      Founders Holdings, Inc.; Chief Executive Officer and Director of Delaware
                                      Investment & Retirement Services, Inc.; and Director of Delaware
                                      International Advisers Ltd.

                                      Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn,
                                      Inc. since 1992, 8 Clayton Place, Newtown Square, PA

George M. Chamberlain, Jr.            Senior Vice President, Secretary and Director of Delaware Management
                                      Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service
                                      Company, Inc., Founders Holdings, Inc. and Delaware Investment &
                                      Retirement Services, Inc.; Senior Vice President and Secretary of the
                                      Registrant, each of the other funds in the Delaware Group, Delaware
                                      Distributors, L.P., Delaware Investment Counselors, Inc. and Delaware
                                      Management Holdings, Inc.; Executive Vice President, Secretary and
                                      Director of Delaware Management Trust Company; Secretary and Director
                                      of Delaware International Holdings Ltd.; and Director of Delaware
                                      International Advisers Ltd.

                                      Director of ICI Mutual Insurance Co. since 1992, P.O. Box 730, Burlington, VT





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.




Name and Principal                    Positions and Offices with DMC and its
Business Address*                     Affiliates and Other Positions and Offices Held
----------------------                ----------------------------------------------------------------------------
Richard J. Flannery                   Managing Director/Corporate Tax & Affairs of Delaware Management
                                      Company, Inc., Delaware Management Holdings, Inc., DMH Corp.,
                                      Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                      Company, Inc., Delaware Management Trust Company, Delaware
                                      Investment Counselors, Inc., Founders CBO Corporation and Delaware
                                      Investment & Retirement Services, Inc.; Vice President of the Registrant
                                      and each of the other funds in the Delaware Group; Managing
                                      Director/Corporate Tax & Affairs and Director of Founders Holdings, Inc.;
                                      Managing Director and Director of Delaware International Holdings Ltd.;
                                      and Director of Delaware International Advisers Ltd.

                                      Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                                      Elverton, PA; Director and Member of Executive Committee of Stonewall
                                      Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)                  Vice President and Treasurer of Delaware Management Company, Inc., the
                                      Registrant, each of the other funds in the Delaware Group, Delaware
                                      Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                      Inc. and Founders Holdings, Inc.; Assistant Treasurer of Founders CBO
                                      Corporation; and Vice President and Manager of Investment Accounting of
                                      Delaware International Holdings Ltd.

Eric E. Miller                        Vice President and Assistant Secretary of Delaware Management Company,
                                      Inc., the Registrant, each of the other funds in the Delaware Group,
                                      Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors,
                                      L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                      Delaware Management Trust Company, Founders Holdings, Inc., Delaware
                                      Investment Counselors, Inc. and Delaware Investment & Retirement
                                      Services, Inc.









*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.




Name and Principal                    Positions and Offices with DMC and its
Business Address*                     Affiliates and Other Positions and Offices Held
-----------------------               ----------------------------------------------------------------------------
Richelle S. Maestro                   Vice President and Assistant Secretary of Delaware Management Company,
                                      Inc., the Registrant, each of the other funds in the Delaware Group,
                                      Delaware Management Holdings, Inc., Delaware Distributors, L.P.,
                                      Delaware Distributors, Inc., Delaware Service Company, Inc., DMH Corp.,
                                      Delaware Management Trust Company, Delaware Investment Counselors,
                                      Inc., Delaware Investment & Retirement Services, Inc. and Founders
                                      Holdings, Inc.; and Assistant Secretary of Founders CBO Corporation and
                                      Delaware International Holdings Ltd.

                                      General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln.,
                                      Philadelphia, PA

John M. Zerr(2)                       Vice President and Assistant Secretary of Delaware Management Company,
                                      Inc., the Registrant, each of the other funds in the Delaware Group, DMH
                                      Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                      Service Company, Inc., Delaware Management Trust Company, Delaware
                                      Investment Counselors, Inc. and Delaware Investment & Retirement
                                      Services, Inc.

                                      Secretary and Counsel of Renovisions, Inc. since 1990, 4284 South Dixi
                                      Road, Resaca, GA

Joseph H. Hastings                    Vice President/Corporate Controller of Delaware Management Company,
                                      Inc., the Registrant, each of the other funds in the Delaware Group,
                                      Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors,
                                      L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                      Delaware Investment Counselors, Inc., Founders Holdings, Inc. and
                                      Delaware International Holdings Ltd.; Executive Vice President, Chief
                                      Financial Officer and Treasurer of Delaware Management Trust Company;
                                      Chief Financial Officer and Treasurer of Delaware Investment & Retirement
                                      Services, Inc.; and Assistant Treasurer of Founders CBO Corporation






*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.


Name and Principal                  Positions and Offices with DMC and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------------             ------------------------------------------------------------------------------
Bruce A. Ulmer                      Vice President/Director of Internal Audit of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp. and Delaware Management Trust
                                    Company; and Vice President/Internal Audit of Delaware Investment &
                                    Retirement Services, Inc.

Steven T. Lampe(3)                  Vice President/Taxation of Delaware Management Company, Inc., the
                                    Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                    Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                    Management Trust Company, Founders Holdings, Inc., Founders CBO
                                    Corporation and Delaware Investment Counselors, Inc.

Lisa O. Brinkley(4)                 Vice President/Compliance of Delaware Management Company, Inc., the
                                    Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                                    Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                    Inc., Delaware Management Trust Company, Delaware Investment Counselors, Inc.
                                    and Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner                  Vice President/Legal of Delaware Management Company, Inc., the
                                    Registrant, each of the other funds in the Delaware Group, Delaware
                                    Distributors, L.P. and Delaware Distributors, Inc.

Douglas L. Anderson(5)              Vice President/Operations of Delaware Management Company, Inc.,
                                    Delaware Service Company, Inc. and Delaware Investment & Retirement
                                    Services, Inc.; and Vice President/Operations and Director of Delaware
                                    Management Trust Company

Michael T. Taggart                  Vice President/Facilities Management and Administrative Services of
                                    Delaware Management Company, Inc.

Gerald T. Nichols                   Vice President/Senior Portfolio Manager of Delaware Management
                                    Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of
                                    Founders Holdings, Inc.; and Treasurer and Director of Founders CBO Corporation



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.




Name and Principal                    Positions and Offices with DMC and its
Business Address*                     Affiliates and Other Positions and Offices Held
-----------------------               ----------------------------------------------------------------------------
J. Michael Pokorny                    Vice President/Senior Portfolio Manager of Delaware Management
                                      Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Gary A. Reed                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                      the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Investment Counselors, Inc.

Paul A. Matlack                       Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                      the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings,
                                      Inc.; and Secretary and Director of Founders CBO Corporation

Patrick P. Coyne                      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                      the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Roger A. Early(6)                     Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                      the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Edward N. Antoian                     Vice President/Senior Portfolio Manager of Delaware Management
                                      Company, Inc., the Registrant and each of the equity funds in the Delaware
                                      Group

                                      General Partner of Zeke Investment Partners since 1991, 569 Canterbury
                                      Lane, Berwyn, PA

George H. Burwell                     Vice President/Senior Portfolio Manager of Delaware Management
                                      Company, Inc., the Registrant and each of the equity funds in the Delaware
                                      Group

John B. Fields                        Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                      the Registrant, each of the equity funds in the Delaware Group and Delaware
                                      Investment Counselors, Inc.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.




Name and Principal                    Positions and Offices with DMC and its
Business Address*                     Affiliates and Other Positions and Offices Held
-----------------------               ---------------------------------------------------------------------------
Edward A. Trumpbour                   Vice President/Senior Portfolio Manager of Delaware Management
                                      Company, Inc., the Registrant and each of the equity funds in the Delaware
                                      Group

David C. Dalrymple                    Vice President/Senior Portfolio Manager of Delaware Management
                                      Company, Inc., the Registrant and each of the equity funds in the Delaware
                                      Group

Faye P. Staples(7)                    Vice President/Human Resources of Delaware Management Company, Inc.,
                                      Delaware Distributors, L.P. and Delaware Distributors, Inc.; and Vice
                                      President/Director of Human Resources of Delaware Service Company, Inc.

   1 VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
   2  ATTORNEY, Ballard, Spahr, Andrews and Ingersoll prior to July 1995.
   3  TAX MANAGER, Price Waterhouse prior to October 1995.
   4 VICE PRESIDENT AND COMPLIANCE OFFICER, Banc One Securities Corporation prior to June 1994 and ASSISTANT VICE PRESIDENT AND
      COMPLIANCE OFFICER, Aetna Life and Casualty prior to March 1993.
   5  VICE PRESIDENT OF OPERATIONS, Supervised Service Company prior to
      March 1994.
   6 SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER, Federated Investors prior to July 1994.
   7  VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.

Item 29.         Principal Underwriters.

              (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

              (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------------------                 -----------------------                      -------------------------

Delaware Distributors, Inc.                   General Partner                              None

Delaware Management                                                                        Sub-Investment Manager
Company, Inc.                                 Limited Partner                              to Global Assets Series

Delaware Investment
Counselors, Inc.                              Limited Partner                              None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                      xviii

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------------------                 -----------------------                      -------------------------

Winthrop S. Jessup                            Vice Chairman                                Executive Vice President

Keith E. Mitchell                             President and Chief                          None
                                              Executive Officer

David K. Downes                               Senior Vice President and                    Senior Vice President/Chief
                                              Chief Administrative Officer                 Administrative Officer/Chief
                                                                                           Financial Officer

George M. Chamberlain, Jr.                    Senior Vice President/                       Senior Vice President/
                                              Secretary                                    Secretary

J. Lee Cook                                   Senior Vice President/                       None
                                              National Sales Manager

Stephen H. Slack                              Senior Vice President/                       None
                                              Wholesaler

William F. Hostler                            Senior Vice President/                       None
                                              Marketing Services

Minette van Noppen                            Senior Vice President/                       None
                                              Retirement Services

Richard J. Flannery                           Managing Director/Corporate                  Vice President
                                              & Tax Affairs

Eric E. Miller                                Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Richelle S. Maestro                           Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

John M. Zerr                                  Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------------------                 -----------------------                      -------------------------

Michael P. Bishof                             Vice President/Treasurer                     Vice President/Treasurer

Joseph H. Hastings                            Vice President/                              Vice President/
                                              Corporate Controller                         Corporate Controller

Steven T. Lampe                               Vice President/Taxation                      Vice President/Taxation

Lisa O. Brinkley                              Vice President/                              Vice President/
                                              Compliance                                   Compliance

Rosemary E. Milner                            Vice President/Legal                         Vice President/Legal

Diane M. Anderson                             Vice President/                              None
                                              Retirement Services

Denise F. Guerriere                           Vice President/Client Services               None

Julia R. Vander Els                           Vice President/                              None
                                              Retirement Services

Jerome J. Alrutz                              Vice President/                              None
                                              Retirement Services

Joanne A. Mettenheimer                        Vice President/                              None
                                              National Accounts

Christopher H. Price                          Vice President/Annuity                       None
                                              Marketing & Administration

Thomas S. Butler                              Vice President/                              None
                                              DDI Administration

Frank Albanese                                Vice President/Wholesaler                    None

William S. Carroll                            Vice President/Wholesaler                    None

William S. Castetter                          Vice President/Wholesaler                    None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------------------                 -----------------------                      -------------------------
Thomas J. Chadie                              Vice President/Wholesaler                    None

Robert M. Frank                               Vice President/Wholesaler                    None

Douglas R. Glennon                            Vice President/Wholesaler                    None

Alan D. Kessler                               Vice President/Wholesaler                    None

William M. Kimbrough                          Vice President/Wholesaler                    None

Mac McAuliffe                                 Vice President/Wholesaler                    None

Patrick L. Murphy                             Vice President/Wholesaler                    None

Henry W. Orvin                                Vice President/Wholesaler                    None

Philip G. Rickards                            Vice President/Wholesaler                    None

Michael W. Rose                               Vice President/Wholesaler                    None

Thomas E. Sawyer                              Vice President/Wholesaler                    None

Robert E. Stansbury                           Vice President/Wholesaler                    None

Larry D. Stone                                Vice President/Wholesaler                    None

Faye P. Staples                               Vice President/Human Resources               None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

              (c)  Not Applicable.

Item 30.      Location of Accounts and Records.

              All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.      Management Services.  None.

                                                      Form N-1A
                                                      File No. 33-41034
                                                      Delaware Group Global &
                                                      International Funds, Inc.




Item 32.      Undertakings.

              (a)     Not Applicable.

              (b)     Not Applicable.

              (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

              (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of January, 1996.

                               DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.


                                       By/s/Wayne A. Stork
                                         ---------------------------------
                                                    Wayne A. Stork
                                         Chairman of the Board, President,
                                       Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                    Signature                                                Title                                   Date
----------------------------------------------          -------------------------------------------            ----------------
                                                        Chairman of the Board, President,
/s/Wayne A. Stork                                       Chief Executive Officer and Director                    January 26, 1996
----------------------------------------------
Wayne A. Stork
                                                        Senior Vice President/Chief Financial
                                                        Officer/Chief Administrative Officer
                                                        (Principal Financial Officer and
/s/David K. Downes                                      Principal Accounting Officer)                           January 26, 1996
----------------------------------------------
David K. Downes
/s/Walter P. Babich                          *          Director                                                January 26, 1996
----------------------------------------------
Walter P. Babich
/s/Anthony D. Knerr                          *          Director                                                January 26, 1996
----------------------------------------------
Anthony D. Knerr
/s/Ann R. Leven                              *          Director                                                January 26, 1996
----------------------------------------------
Ann R. Leven
/s/W. Thacher Longstreth                     *          Director                                                January 26, 1996
----------------------------------------------
W. Thacher Longstreth
/s/Charles E. Peck                           *          Director                                                January 26, 1996
----------------------------------------------
Charles E. Peck


                     *By/s/Wayne A. Stork
                        ---------------------------------
                                 Wayne A. Stork
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS



Exhibit No.                           Exhibit
-----------                           -------

EX-99.B1B                             Executed Articles Supplementary (November
                                      28, 1995)

EX-99.B6D                             Mutual Fund Agreement for the Delaware
(Module Name                          Group of Funds (November 1995)
MFAGMT95)

EX-99.B7B                             Amendment to Profit Sharing Plan (December
(Module Name                          21, 1995)
AMEND_PROF_SHAR)

EX-99.B11                             Consent of Auditors

EX-99.B16                             Schedules of Computation for each
                                      Performance Quotation for each Series for periods not previously shown

EX-27                                 Financial Data Schedules

EX-99.B18                             Plan under Rule 18f-3 (November 1995)
(Module Name
MOD18F3)

EX-99.B20                             Financial Statements: The Registrant's
                                      financial statements for the fiscal year ended November 30, 1995